Filed with the U.S. Securities and Exchange Commission on December 7, 2015

1933 Act Registration File No. 333-172080
1940 Act File No. 811-22525
UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933		☒
Pre-Effective Amendment No.		☐
Post-Effective Amendment No.	191	☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940		☒
Amendment No.	192	☒

(Check appropriate box or boxes.)

MANAGED PORTFOLIO SERIES
(Exact Name of Registrant as Specified in Charter)

615 East Michigan Street
Milwaukee, WI  53202
(Address of Principal Executive Offices, including Zip Code)

Registrant’s Telephone Number, including Area Code:  (414) 765-6802

James R. Arnold, President and Principal Executive Officer
Managed Portfolio Series
615 East Michigan Street
Milwaukee, WI 53202
(Name and Address of Agent for Service)

Copy to:

Thomas G. Sheehan, Esq.
Bernstein, Shur, Sawyer & Nelson P.A.
100 Middle Street
P.O. Box 9729
Portland, ME 04104-5029

It is proposed that this filing will become effective (check appropriate box)

☐	immediately upon filing pursuant to paragraph (b)
☐	On (date) pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on (date) pursuant to paragraph (a)(1)
☒	75 days after filing pursuant to paragraph (a)(2)
☐	on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post- effective amendment.

Subject to Completion — Dated December 7, 2015
The information in this Prospectus is not complete and may be changed.  We may not sell these securities until the registration statement filed with the U.S. Securities and Exchange Commission becomes effective.  This Prospectus is not an offer to sell these securities and is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.

Jackson Square Partners:	Ticker Symbols
	Investor Class	Institutional Class	IS Class
All Cap Growth Fund	[…]	[…]	[…]
Focus Global Growth Fund	[…]	[…]	[…]
Select 20 Fund	[…]	[…]	[…]
SMID Cap Growth Fund	[…]	[…]	[…]
U.S. Growth Fund	[…]	[…]	[…]

Prospectus

[…]

The U.S. Securities and Exchange Commission (“SEC”) has not approved or disapproved of these securities or determined if this Prospectus is truthful or complete.  Any representation to the contrary is a criminal offense.

Table of Contents - Prospectus

Jackson Square Partners Funds
Series of Managed Portfolio Series (the “Trust”)

Table of Contents - Prospectus

Summary Section

All Cap Growth Fund

Investment Objective
The Jackson Square Partners All Cap Growth Fund (the “Fund” or the “All Cap Growth Fund”) seeks long-term capital appreciation.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)	Investor Class	Institutional Class	IS Class
	None	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Investor Class	Institutional Class	IS Class
Management Fees	[...]%	[...]%	[...]%
Shareholder Servicing Plan Fee	[...]%	[...]%	[...]%
Distribution and Service (Rule 12b-1) Fees	[...]%	0.00%	[...]%
Other Expenses (1)	[...]%	[...]%	[...]%
Total Annual Fund Operating Expenses	[...]%	[...]%	[...]%
Less: Fee Waiver and Expense Reimbursement (2)	[...]%	[...]%	[...]%
Total Annual Fund Operating Expenses After Expense Reimbursement (2)	[...]%	[...]%	[...]%
(1)	Because the Fund is new, these expenses are based on estimated amounts for the Fund’s current fiscal year.
(2)
Jackson Square Partners, LLC (the “Adviser” or “JSP”) has contractually agreed to reduce its management fees and reimburse the Fund for its operating expenses in order to ensure that Total Annual Fund Operating Expenses (excluding acquired fund fees and expenses, leverage, interest, taxes, brokerage commissions and extraordinary expenses) do not exceed [...]% of the average daily net assets of the Investor Class, [...]% of the average daily net assets of the Institutional Class, and [...]% of the average daily net assets of the IS Class.  Fees reduced and expenses reimbursed by the Adviser may be recouped by the Adviser for a period of three fiscal years following the fiscal year during which such reduction and reimbursement was made, if such recoupment can be achieved without exceeding the expense limit in effect at the time the fee reduction and expense reimbursement occurred and at the time fee/expenses are being recouped. The Operating Expenses Limitation Agreement is indefinite, but cannot be terminated through at least […].  Thereafter, the agreement may be terminated at any time upon 60 days’ written notice by the Trust’s Board of Trustees (the “Board”) or the Adviser, with the consent of the Board.

Example
This Example is intended to help you compare the costs of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (taking into account the expense limitation for one year).  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	One Year	Three Years
Investor Class	$[...]	$[...]
Institutional Class	$[...]	$[...]
IS Class	$[...]	$[...]

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in the annual fund operating expenses or in the Example, affect the Fund’s performance. Portfolio turnover information for the Fund is not presented because the Fund had not commenced investment operations as of the date of this Prospectus.

Table of Contents - Prospectus

Principal Investment Strategies
The Fund is non-diversified and invests primarily in common stocks of growth-oriented companies of any size that the Adviser believes have long-term capital appreciation potential and may grow faster than the U.S. economy.  The Fund tends to hold a portfolio of between 45 and 100 companies, although from time to time the Fund may hold fewer or more companies depending on the Adviser’s assessment of the investment opportunities available.

Using a bottom-up approach in selecting securities for the Fund, the Adviser seeks to select securities of companies that it believes have enhanced business models, strong cash flows, and the opportunity to generate consistent, long-term growth of intrinsic business value. The Adviser typically considers a company’s operational efficiencies, management’s plans for capital allocation, and the company’s shareholder orientation.  Through the Adviser’s investment research process, it seeks to identify the companies that it believes will exceed the market’s expectations for: 1) free cash flow growth and 2) sustainable competitive advantage.  The Adviser purchases these securities for the Fund when it believes the market has not already reflected these expectations in the current stock price.  Additionally, the Adviser typically invests for a 3-5 year time horizon, allowing it to take advantage of discrepancies between short-term price movements and long-term fundamental prospects.

The Fund may invest up to 20% of its net assets in securities of foreign issuers, which may include global depositary receipts (“GDRs”) and, without limitation, sponsored and unsponsored American depositary receipts (“ADRs”) that are actively traded in the United States, including issuers located or operating in emerging markets and frontier markets.  In addition, the Fund may invest in real estate investment trusts (“REITs”).  REITs are corporations or trusts that invest primarily in fee or leasehold ownership of real estate, mortgages or shares issued by other REITs, and that receive favorable tax treatment provided they meet certain conditions, including the requirement that they distribute at least 90% of their taxable income.

Holdings are typically sold in response to an unexpected, negative fundamental change, including a change in investment thesis, or where the holding reaches the Adviser’s estimate for its intrinsic value, or for other portfolio construction considerations.

Principal Risks
An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.  In addition to not achieving your investment goals, you could lose all or a portion of your investment in the Fund over short or even long periods of time.  The principal risks of investing in the Fund are:

General Market Risk. The Fund’s net asset value and investment return will fluctuate based upon changes in the value of its portfolio securities.  Certain securities selected for the Fund’s portfolio may be worth less than the price originally paid for them, or less than they were worth at an earlier time.

Management Risk.  The Fund may not meet its investment objective or may underperform the market or other mutual funds with similar investment strategies if the Adviser cannot successfully implement the Fund’s investment strategies.

Equity Securities Risk.  The equity securities held in the Fund’s portfolio may experience sudden, unpredictable drops in value or long periods of decline in value.  This may occur because of factors that affect securities markets generally or factors affecting specific industries, sectors, geographic markets or companies in which the Fund invests.

Table of Contents - Prospectus

Large-Cap, Mid-Cap and Small-Cap Companies Risk.  The Fund’s investment in larger companies is subject to the risk that larger companies are sometimes unable to attain the high growth rates of successful, smaller companies, especially during extended periods of economic expansion.  Securities of mid-cap and small-cap companies may be more volatile and less liquid than the securities of large-cap companies.

REIT Risk.  The real estate industry has been subject to substantial fluctuations and declines on a local, regional and national basis in the past, and may continue to be in the future. Also, the value of a REIT can be hurt by economic downturns or by changes in real estate values, rents, property taxes, interest rates, tax treatment, regulations, or the legal structure of a real estate investment trust.

Foreign Securities Risk.  Investments in securities of foreign issuers involve risks not ordinarily associated with investments in securities and instruments of U.S. issuers, including risks relating to political, social and economic developments abroad, differences between U.S. and foreign regulatory and accounting requirements, tax risks, and market practices, as well as fluctuations in foreign currencies.

Emerging Markets Risk.  Emerging markets are markets of countries in the initial stages of industrialization and that generally have low per capita income.  In addition to the risks of foreign securities in general, emerging markets are generally more volatile, have relatively unstable governments, social and legal systems that do not protect shareholders, economies based on only a few industries, and securities markets that are substantially smaller, less liquid, and more volatile with less government oversight than more developed countries.

Frontier Market Countries Risk.   Frontier market countries generally have smaller economies and even less developed capital markets than traditional emerging markets, and, as a result, the risks of investing in emerging market countries are magnified in frontier market countries. The magnification of risks are the result of: potential for extreme price volatility and illiquidity in frontier markets; government ownership or control of parts of the private sector and of certain companies; trade barriers, exchange controls, managed adjustments in relative currency values and other protectionist measures imposed or negotiated by the countries with which frontier market countries trade; and the relatively new and unsettled securities laws in many frontier market countries.

Currency and Foreign Exchange Risk. When the Fund buys or sells securities on a foreign stock exchange, the transaction is undertaken in the local currency rather than in U.S. dollars. The value of the foreign currency may increase or decrease against the value of the U.S. dollar, which may impact the value of the Fund’s portfolio holdings and your investment. Other countries may adopt economic policies and/or currency exchange controls that affect their currency valuations in a manner that is disadvantageous to U.S. investors and companies.  Such practices may restrict or prohibit the Fund’s ability to repatriate both investment capital and income, or may impose fees for doing so, which could place the Fund’s assets at risk of total loss.  Currency risks may be greater in emerging market and frontier market countries than in developed market countries.

Depositary Receipts Risk.  Depositary receipts are generally subject to the same risks as the foreign securities they represent because their values depend on the performance of the underlying foreign securities.  The Fund may invest in unsponsored depositary receipts that are issued without an agreement with the company that issues the underlying foreign securities. Holders of unsponsored depositary receipts generally bear all the costs of such depositary receipts, and the issuers of unsponsored depositary receipts frequently are under no obligation to distribute shareholder communications received from the company that issues the underlying foreign securities or to pass through voting rights to the holders of the depositary receipts.  Accordingly, available information concerning the issuer may not be current and the prices of unsponsored depositary receipts may be more volatile than the prices of sponsored depositary receipts.

Table of Contents - Prospectus

Liquidity Risk.  From time to time, the trading market for a particular security or type of security in which the Fund invests may become less liquid or even illiquid.  Reduced liquidity may have an adverse impact on the Fund’s ability to sell such securities when necessary to meet the Fund’s liquidity needs or in response to a specific economic event and may also generally lower the value of a security.  Market prices for such securities may be volatile.

Growth-Style Investing Risk.  Investors expect growth companies to increase their earnings at a certain rate that is generally higher than the rate expected for non-growth companies.  If a growth company does not meet these expectations, the price of its stock may decline significantly, even if it has increased earnings.  Growth companies also typically do not pay dividends.  Companies that pay dividends may experience less significant stock price declines during market downturns.

Concentration Risk. The Fund may have a relatively high concentration of assets in a small number of issuers and/or industries, which may reduce its diversification and result in increased volatility.

Non-Diversified Fund Risk.  Because the Fund is “non-diversified” and may invest a greater percentage of its assets in the securities of a single issuer, a decline in the value of an investment in a single issuer could cause the Fund’s overall value to decline to a greater degree than if the Fund held a more diversified portfolio.

New Fund Risk.  The Fund is new with no operating history and there can be no assurance that the Fund will grow to or maintain an economically viable size, in which case the Trust’s Board of Trustees may determine to liquidate the Fund.

Performance
When the Fund has been in operation for a full calendar year, performance information will be shown here.  Performance information, when available, will provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year-to-year and by showing how the Fund’s average annual returns for certain periods compare with those of a broad measure of market performance. Past performance (before and after taxes) will not necessarily continue in the future.

Management
Investment Adviser
Jackson Square Partners, LLC is the Fund’s investment adviser.

Portfolio Managers
The following individuals serve as the Fund’s portfolio managers and each has managed the Fund since its inception in [...]:

Portfolio Managers	Title with JSP
Jeffrey S. Van Harte, CFA	Chairman, Chief Investment Officer
Christopher J. Bonavico, CFA	Portfolio Manager, Equity Analyst
Kenneth F. Broad, CFA	Portfolio Manager, Equity Analyst
Christopher M. Ericksen, CFA	Portfolio Manager, Equity Analyst
Ian D. Ferry	Portfolio Manager, Equity Analyst
Patrick G. Fortier, CFA	Portfolio Manager, Equity Analyst
Gregory M. Heywood, CFA	Portfolio Manager, Equity Analyst
Daniel J. Prislin, CFA	Portfolio Manager, Equity Analyst

Purchase and Sale of Fund Shares
You may purchase, redeem or exchange Fund shares on any day that the New York Stock Exchange (“NYSE”) is open for business by written request via mail (Jackson Square Partners All Cap Growth Fund, c/o U.S. Bancorp Fund Services, LLC, P.O. Box 701, Milwaukee, Wisconsin 53201-0701), by contacting the Fund by telephone at [...] or through a financial intermediary.  You may also purchase or redeem Fund shares by wire transfer.  Investors who wish to purchase, redeem or exchange Fund shares through a financial intermediary should contact the financial intermediary directly.  The minimum initial and subsequent investment amounts are shown below.

Table of Contents - Prospectus

	Investor Class	Institutional Class	IS Class
Minimum Initial Investment	$[...]	$[...]	$[...]
Subsequent Minimum Investment	$[...]	$[...]	$[...]

Tax Information
The Fund’s distributions are taxable, and will be taxed as ordinary income or capital gains, unless you are a tax-exempt organization or are investing through a tax-advantaged arrangement such as a 401(k) plan.  Distributions on investments made through tax-advantaged arrangements may be taxed later upon withdrawal of assets from those accounts.

Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase Fund shares through a broker-dealer or other financial intermediary (such as a bank or financial advisor), the Fund and/or its Adviser may pay the intermediary for the sale of Fund shares and related services.  These payments may create conflicts of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment.  Ask your salesperson or visit your financial intermediary’s website for more information.

Table of Contents - Prospectus

Focus Global Growth Fund

Investment Objective
The Jackson Square Partners Focus Global Growth Fund (the “Fund” or the “Focus Global Growth Fund”) seeks long-term capital appreciation.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)	Investor Class	Institutional Class	IS Class
	None	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Investor Class	Institutional Class	IS Class
Management Fees	[...]%	[...]%	[...]%
Shareholder Servicing Plan Fee	[...]%	[...]%	[...]%
Distribution and Service (Rule 12b-1) Fees	[...]%	0.00%	[...]%
Other Expenses (1)	[...]%	[...]%	[...]%
Total Annual Fund Operating Expenses	[...]%	[...]%	[...]%
Less: Fee Waiver and Expense Reimbursement (2)	[...]%	[...]%	[...]%
Total Annual Fund Operating Expenses After Expense Reimbursement (2)	[...]%	[...]%	[...]%

(1)	Because the Fund is new, these expenses are based on estimated amounts for the Fund’s current fiscal year.
(2)
Jackson Square Partners, LLC (the “Adviser” or “JSP”) has contractually agreed to may reduce its management fees and reimburse the Fund for its operating expenses in order to ensure that Total Annual Fund Operating Expenses (excluding acquired fund fees and expenses, leverage, interest, taxes, brokerage commissions and extraordinary expenses) do not exceed [...]% of the average daily net assets of the Investor Class, [...]% of the average daily net assets of the Institutional Class, and [...]% of the average daily net assets of the IS Class.  Fees reduced and expenses reimbursed by the Adviser may be recouped by the Adviser for a period of three fiscal years following the fiscal year during which such reduction and reimbursement was made, if such recoupment can be achieved without exceeding the expense limit in effect at the time the fee reduction and expense reimbursement occurred and at the time fee/expenses are being recouped. The Operating Expenses Limitation Agreement is indefinite, but cannot be terminated through at least […].  Thereafter, the agreement may be terminated at any time upon 60 days’ written notice by the Trust’s Board of Trustees (the “Board”) or the Adviser, with the consent of the Board

Example
This Example is intended to help you compare the costs of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (taking into account the expense limitation for one year).  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	One Year	Three Years
Investor Class	$[...]	$[...]
Institutional Class	$[...]	$[...]
IS Class	$[...]	$[...]

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in the annual fund operating expenses or in the Example, affect the Fund’s performance. Portfolio turnover information for the Fund is not presented because the Fund had not commenced investment operations as of the date of this Prospectus.

Table of Contents - Prospectus

Principal Investment Strategies
The Fund is non-diversified and invests primarily in common stocks of growth-oriented U.S. and non-U.S. companies of any size, which may include companies located or operating in developed, emerging, or frontier markets, that the Adviser believes have long-term capital appreciation potential and may grow faster than the global economy.  Under normal circumstances, the Fund will invest at least 40% of its net assets in non-U.S. securities, including American Depositary Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”), and it will invest in equity securities of issuers located in at least 3 different countries including the U.S.  Subject to this limitation, there is no further limit on the amount of the Fund’s total assets that may be invested in a single country.  Although the Fund can invest in companies from any country, it will invest mainly in countries with developed economies.  The Fund will limit its investments in securities listed in emerging market and frontier market countries to 30% of its total assets.  The Fund tends to hold a relatively focused portfolio of between 25 and 50 companies, although from time to time the Fund may hold fewer or more companies depending on the Adviser’s assessment of the investment opportunities available.  Although the Fund may invest in companies of any size, the Fund will primarily invest in mid- and large-cap companies.

In addition, the Fund may invest in real estate investment trusts (“REITs”).  REITs are corporations or trusts that invest primarily in fee or leasehold ownership of real estate, mortgages or shares issued by other REITs, and that receive favorable tax treatment provided they meet certain conditions, including the requirement that they distribute at least 90% of their taxable income.

Using a bottom-up approach in selecting securities for the Fund, the Adviser seeks to select securities of companies that it believes have enhanced business models, strong cash flows, and the opportunity to generate consistent, long-term growth of intrinsic business value. The Adviser typically considers a company’s operational efficiencies, management’s plans for capital allocation, and the company’s shareholder orientation.  Through the Adviser’s investment research process, it seeks to identify the companies that it believes will exceed the market’s expectations for: 1) free cash flow growth and 2) sustainable competitive advantage.  The Adviser purchases these securities for the Fund when it believes the market has not already reflected these expectations in the current stock price.  Additionally, the Adviser typically invests for a 3-5 year time horizon, allowing it to take advantage of discrepancies between short-term price movements and long-term fundamental prospects.

Holdings are typically sold in response to an unexpected, negative fundamental change, including a change in investment thesis, or when the holding reaches the Adviser’s estimate for its intrinsic value, or for other portfolio construction considerations.

Principal Risks
An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.  In addition to not achieving your investment goals, you could lose all or a portion of your investment in the Fund over short or even long periods of time.  The principal risks of investing in the Fund are:

General Market Risk. The Fund’s net asset value and investment return will fluctuate based upon changes in the value of its portfolio securities.  Certain securities selected for the Fund’s portfolio may be worth less than the price originally paid for them, or less than they were worth at an earlier time.

Management Risk.  The Fund may not meet its investment objective or may underperform the market or other mutual funds with similar investment strategies if the Adviser cannot successfully implement the Fund’s investment strategies.

Equity Securities Risk.  The equity securities held in the Fund’s portfolio may experience sudden, unpredictable drops in value or long periods of decline in value.  This may occur because of factors that affect securities markets generally or factors affecting specific industries, sectors, geographic markets or companies in which the Fund invests.

Table of Contents - Prospectus

Large-Cap, Mid-Cap and Small-Cap Companies Risk.  The Fund’s investment in larger companies is subject to the risk that larger companies are sometimes unable to attain the high growth rates of successful, smaller companies, especially during extended periods of economic expansion.  Securities of mid-cap and small-cap companies may be more volatile and less liquid than the securities of large-cap companies.

REIT Risk.  The real estate industry has been subject to substantial fluctuations and declines on a local, regional and national basis in the past, and may continue to be in the future. Also, the value of a REIT can be hurt by economic downturns or by changes in real estate values, rents, property taxes, interest rates, tax treatment, regulations, or the legal structure of a real estate investment trust.

Foreign Securities Risk.  Investments in securities of foreign issuers involve risks not ordinarily associated with investments in securities and instruments of U.S. issuers, including risks relating to political, social and economic developments abroad, differences between U.S. and foreign regulatory and accounting requirements, tax risks, and market practices, as well as fluctuations in foreign currencies.

Emerging Markets Risk. Emerging markets are markets of countries in the initial stages of industrialization and that generally have low per capita income.  In addition to the risks of foreign securities in general, emerging markets are generally more volatile, have relatively unstable governments, social and legal systems that do not protect shareholders, economies based on only a few industries, and securities markets that are substantially smaller, less liquid, and more volatile with less government oversight than more developed countries.

Frontier Market Countries Risk.   Frontier market countries generally have smaller economies and even less developed capital markets than traditional emerging markets, and, as a result, the risks of investing in emerging market countries are magnified in frontier market countries. The magnification of risks are the result of: potential for extreme price volatility and illiquidity in frontier markets; government ownership or control of parts of the private sector and of certain companies; trade barriers, exchange controls, managed adjustments in relative currency values and other protectionist measures imposed or negotiated by the countries with which frontier market countries trade; and the relatively new and unsettled securities laws in many frontier market countries.

Currency and Foreign Exchange Risk. When the Fund buys or sells securities on a foreign stock exchange, the transaction is undertaken in the local currency rather than in U.S. dollars. The value of the foreign currency may increase or decrease against the value of the U.S. dollar, which may impact the value of the Fund’s portfolio holdings and your investment. Other countries may adopt economic policies and/or currency exchange controls that affect their currency valuations in a manner that is disadvantageous to U.S. investors and companies.  Such practices may restrict or prohibit the Fund’s ability to repatriate both investment capital and income, or may impose fees for doing so, which could place the Fund’s assets at risk of total loss.  Currency risks may be greater in emerging market and frontier market countries than in developed market countries.

Depositary Receipts Risk.  Depositary receipts are generally subject to the same risks as the foreign securities they represent because their values depend on the performance of the underlying foreign securities.  The Fund may invest in unsponsored depositary receipts that are issued without an agreement with the company that issues the underlying foreign securities. Holders of unsponsored depositary receipts generally bear all the costs of such depositary receipts, and the issuers of unsponsored depositary receipts frequently are under no obligation to distribute shareholder communications received from the company that issues the underlying foreign securities or to pass through voting rights to the holders of the depositary receipts.  Accordingly, available information concerning the issuer may not be current and the prices of unsponsored depositary receipts may be more volatile than the prices of sponsored depositary receipts.

Table of Contents - Prospectus

Liquidity Risk.  From time to time, the trading market for a particular security or type of security in which the Fund invests may become less liquid or even illiquid. Reduced liquidity will have an adverse impact on the Fund’s ability to sell such securities when necessary to meet the Fund’s liquidity needs or in response to a specific economic event and will also generally lower the value of a security. Market prices for such securities may be volatile.

Growth-Style Investing Risk.  Investors expect growth companies to increase their earnings at a certain rate that is generally higher than the rate expected for non-growth companies.  If a growth company does not meet these expectations, the price of its stock may decline significantly, even if it has increased earnings.  Growth companies also typically do not pay dividends.  Companies that pay dividends may experience less significant stock price declines during market downturns.

Concentration Risk. The Fund may have a relatively high concentration of assets in a small number of issuers and/or industries, which may reduce its diversification and result in increased volatility.

Non-Diversified Fund Risk.  Because the Fund is “non-diversified” and may invest a greater percentage of its assets in the securities of a single issuer, a decline in the value of an investment in a single issuer could cause the Fund’s overall value to decline to a greater degree than if the Fund held a more diversified portfolio.

New Fund Risk.  The Fund is new with no operating history and there can be no assurance that the Fund will grow to or maintain an economically viable size, in which case the Trust’s Board of Trustees may determine to liquidate the Fund.

Performance
When the Fund has been in operation for a full calendar year, performance information will be shown here.  Performance information, when available, will provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year-to-year and by showing how the Fund’s average annual returns for certain periods compare with those of a broad measure of market performance. Past performance (before and after taxes) will not necessarily continue in the future.

Management
Investment Adviser
Jackson Square Partners, LLC is the Fund’s investment adviser.

Portfolio Managers
The following individuals serve as the Fund’s portfolio managers and have managed the Fund since its inception in [...]:

Portfolio Managers	Title with JSP
Christopher J. Bonavico, CFA	Portfolio Manager, Equity Analyst
Patrick G. Fortier, CFA	Portfolio Manager, Equity Analyst
Gregory M. Heywood, CFA	Portfolio Manager, Equity Analyst

Purchase and Sale of Fund Shares
You may purchase, redeem or exchange Fund shares on any day that the New York Stock Exchange (“NYSE”) is open for business by written request via mail (Jackson Square Partners Focus Global Growth Fund, c/o U.S. Bancorp Fund Services, LLC, P.O. Box 701, Milwaukee, Wisconsin 53201-0701), by contacting the Fund by telephone at [...] or through a financial intermediary.  You may also purchase or redeem Fund shares by wire transfer.  Investors who wish to purchase, redeem or exchange Fund shares through a financial intermediary should contact the financial intermediary directly.  The minimum initial and subsequent investment amounts are shown below.

Table of Contents - Prospectus

	Investor Class	Institutional Class	IS Class
Minimum Initial Investment	$[...]	$[...]	$[...]
Subsequent Minimum Investment	$[...]	$[...]	$[...]

Tax Information
The Fund’s distributions are taxable, and will be taxed as ordinary income or capital gains, unless you are a tax-exempt organization or are investing through a tax-advantaged arrangement such as a 401(k) plan. Distributions on investments made through tax-advantaged arrangements may be taxed later upon withdrawal of assets from those accounts.

Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase Fund shares through a broker-dealer or other financial intermediary (such as a bank or financial advisor), the Fund and/or its Adviser may pay the intermediary for the sale of Fund shares and related services.  These payments may create conflicts of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment.  Ask your salesperson or visit your financial intermediary’s website for more information.

Table of Contents - Prospectus

Select 20 Fund

Investment Objective
The Jackson Square Partners Select 20 Fund (the “Fund” or the “Select 20 Fund”) seeks long-term capital appreciation.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)	Investor Class	Institutional Class	IS Class
	None	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Investor Class	Institutional Class	IS Class
Management Fees	[...]%	[...]%	[...]%
Shareholder Servicing Plan Fee	[...]%	[...]%	[...]%
Distribution and Service (Rule 12b-1) Fees	[...]%	0.00%	[...]%
Other Expenses (1)	[...]%	[...]%	[...]%
Total Annual Fund Operating Expenses	[...]%	[...]%	[...]%
Less: Fee Waiver and Expense Reimbursement (2)	[...]%	[...]%	[...]%
Total Annual Fund Operating Expenses After Expense Reimbursement (2)	[...]%	[...]%	[...]%
(1)	Because the Fund is new, these expenses are based on estimated amounts for the Fund’s current fiscal year.
(2)
Jackson Square Partners, LLC (the “Adviser” or “JSP”) has contractually agreed to reduce its management fees and reimburse the Fund for its operating expenses in order to ensure that Total Annual Fund Operating Expenses (excluding acquired fund fees and expenses, leverage, interest, taxes, brokerage commissions and extraordinary expenses) do not exceed [...]% of the average daily net assets of the Investor Class, [...]% of the average daily net assets of the Institutional Class, and [...]% of the average daily net assets of the IS Class.  Fees reduced and expenses reimbursed by the Adviser may be recouped by the Adviser for a period of three fiscal years following the fiscal year during which such reduction and reimbursement was made, if such recoupment can be achieved without exceeding the expense limit in effect at the time the fee reduction and expense reimbursement occurred and at the time fee/expenses are being recouped. The Operating Expenses Limitation Agreement is indefinite, but cannot be terminated through at least […].  Thereafter, the agreement may be terminated at any time upon 60 days’ written notice by the Trust’s Board of Trustees (the “Board”) or the Adviser, with the consent of the Board.

Example
This Example is intended to help you compare the costs of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (taking into account the expense limitation for one year).  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	One Year	Three Years
Investor Class	$[...]	$[...]
Institutional Class	$[...]	$[...]
IS Class	$[...]	$[...]

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in the annual fund operating expenses or in the Example, affect the Fund’s performance. Portfolio turnover information for the Fund is not presented because the Fund had not commenced investment operations as of the date of this Prospectus.

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Principal Investment Strategies
The Fund is non-diversified and invests primarily in 20 common stocks of growth-oriented companies of any size that the Adviser believes have long-term capital appreciation potential and may grow faster than the U.S. economy.  The Fund will likely hold a more limited number of securities than many other mutual funds. The Adviser currently expects that the Fund will invest in no fewer than 15 and no more than 25 companies.

Using a bottom-up approach in selecting securities for the Fund, the Adviser seeks to select securities of companies that it believes have enhanced business models, strong cash flows, and the opportunity to generate consistent, long-term growth of intrinsic business value. The Adviser typically considers a company’s operational efficiencies, management’s plans for capital allocation, and the company’s shareholder orientation.  Through the Adviser’s investment research process, it seeks to identify the companies that it believes will exceed the market’s expectations for: 1) free cash flow growth and 2) sustainable competitive advantage.  The Adviser purchases these securities for the Fund when it believes the market has not already reflected these expectations in the current stock price.  Additionally, the Adviser typically invests for a 3-5 year time horizon, allowing it to take advantage of discrepancies between short-term price movements and long-term fundamental prospects.

The Fund may invest up to 20% of its net assets in securities of foreign issuers, which may include global depositary receipts (“GDRs”) and, without limitation, sponsored and unsponsored American depositary receipts (“ADRs”) that are actively traded in the United States, including issuers located or operating in emerging markets and frontier markets.  In addition, the Fund may invest in real estate investment trusts (“REITs”).  REITs are corporations or trusts that invest primarily in fee or leasehold ownership of real estate, mortgages or shares issued by other REITs, and that receive favorable tax treatment provided they meet certain conditions, including the requirement that they distribute at least 90% of their taxable income.

Holdings are typically sold in response to an unexpected, negative fundamental change, including a change in investment thesis, or where the holding reaches the Adviser’s estimate for its intrinsic value, or for other portfolio construction considerations.

Principal Risks
An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.  In addition to not achieving your investment goals, you could lose all or a portion of your investment in the Fund over short or even long periods of time.  The principal risks of investing in the Fund are:

General Market Risk. The Fund’s net asset value and investment return will fluctuate based upon changes in the value of its portfolio securities.  Certain securities selected for the Fund’s portfolio may be worth less than the price originally paid for them, or less than they were worth at an earlier time.

Management Risk.  The Fund may not meet its investment objective or may underperform the market or other mutual funds with similar investment strategies if the Adviser cannot successfully implement the Fund’s investment strategies.

Equity Securities Risk.  The equity securities held in the Fund’s portfolio may experience sudden, unpredictable drops in value or long periods of decline in value.  This may occur because of factors that affect securities markets generally or factors affecting specific industries, sectors, geographic markets or companies in which the Fund invests.

Large-Cap, Mid-Cap and Small-Cap Companies Risk.  The Fund’s investment in larger companies is subject to the risk that larger companies are sometimes unable to attain the high growth rates of successful, smaller companies, especially during extended periods of economic expansion.  Securities of mid-cap and small-cap companies may be more volatile and less liquid than the securities of large-cap companies.

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REIT Risk.  The real estate industry has been subject to substantial fluctuations and declines on a local, regional and national basis in the past, and may continue to be in the future. Also, the value of a REIT can be hurt by economic downturns or by changes in real estate values, rents, property taxes, interest rates, tax treatment, regulations, or the legal structure of a real estate investment trust.

Foreign Securities Risk.  Investments in securities of foreign issuers involve risks not ordinarily associated with investments in securities and instruments of U.S. issuers, including risks relating to political, social and economic developments abroad, differences between U.S. and foreign regulatory and accounting requirements, tax risks, and market practices, as well as fluctuations in foreign currencies.

Emerging Markets Risk. Emerging markets are markets of countries in the initial stages of industrialization and that generally have low per capita income.  In addition to the risks of foreign securities in general, emerging markets are generally more volatile, have relatively unstable governments, social and legal systems that do not protect shareholders, economies based on only a few industries, and securities markets that are substantially smaller, less liquid, and more volatile with less government oversight than more developed countries.

Frontier Market Countries Risk.   Frontier market countries generally have smaller economies and even less developed capital markets than traditional emerging markets, and, as a result, the risks of investing in emerging market countries are magnified in frontier market countries. The magnification of risks are the result of: potential for extreme price volatility and illiquidity in frontier markets; government ownership or control of parts of the private sector and of certain companies; trade barriers, exchange controls, managed adjustments in relative currency values and other protectionist measures imposed or negotiated by the countries with which frontier market countries trade; and the relatively new and unsettled securities laws in many frontier market countries.

Currency and Foreign Exchange Risk. When the Fund buys or sells securities on a foreign stock exchange, the transaction is undertaken in the local currency rather than in U.S. dollars. The value of the foreign currency may increase or decrease against the value of the U.S. dollar, which may impact the value of the Fund’s portfolio holdings and your investment. Other countries may adopt economic policies and/or currency exchange controls that affect their currency valuations in a manner that is disadvantageous to U.S. investors and companies.  Such practices may restrict or prohibit the Fund’s ability to repatriate both investment capital and income, or may impose fees for doing so, which could place the Fund’s assets at risk of total loss.  Currency risks may be greater in emerging market and frontier market countries than in developed market countries.

Depositary Receipts Risk.  Depositary receipts are generally subject to the same risks as the foreign securities they represent because their values depend on the performance of the underlying foreign securities.  The Fund may invest in unsponsored depositary receipts that are issued without an agreement with the company that issues the underlying foreign securities. Holders of unsponsored depositary receipts generally bear all the costs of such depositary receipts, and the issuers of unsponsored depositary receipts frequently are under no obligation to distribute shareholder communications received from the company that issues the underlying foreign securities or to pass through voting rights to the holders of the depositary receipts.  Accordingly, available information concerning the issuer may not be current and the prices of unsponsored depositary receipts may be more volatile than the prices of sponsored depositary receipts.

Liquidity Risk.  From time to time, the trading market for a particular security or type of security in which the Fund invests may become less liquid or even illiquid. Reduced liquidity may have an adverse impact on the Fund’s ability to sell such securities when necessary to meet the Fund’s liquidity needs or in response to a specific economic event and may also generally lower the value of a security. Market prices for such securities may be volatile.

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Growth-Style Investing Risk.  Investors expect growth companies to increase their earnings at a certain rate that is generally higher than the rate expected for non-growth companies.  If a growth company does not meet these expectations, the price of its stock may decline significantly, even if it has increased earnings.  Growth companies also typically do not pay dividends.  Companies that pay dividends may experience less significant stock price declines during market downturns.

Concentration Risk. The Fund may have a relatively high concentration of assets in a small number of issuers and/or industries, which may reduce its diversification and result in increased volatility.

Non-Diversified Fund Risk.  Because the Fund is “non-diversified” and may invest a greater percentage of its assets in the securities of a single issuer, a decline in the value of an investment in a single issuer could cause the Fund’s overall value to decline to a greater degree than if the Fund held a more diversified portfolio.

New Fund Risk.  The Fund is new with no operating history and there can be no assurance that the Fund will grow to or maintain an economically viable size, in which case the Trust’s Board of Trustees may determine to liquidate the Fund.

Performance
When the Fund has been in operation for a full calendar year, performance information will be shown here.  Performance information, when available, will provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year-to-year and by showing how the Fund’s average annual returns for certain periods compare with those of a broad measure of market performance. Past performance (before and after taxes) will not necessarily continue in the future.

Management
Investment Adviser
Jackson Square Partners, LLC is the Fund’s investment adviser.

Portfolio Managers
The following individuals serve as the Fund’s portfolio managers and have managed the Fund since its inception in [...]:

Portfolio Managers	Title with JSP
Jeffrey S. Van Harte, CFA	Chairman, Chief Investment Officer
Christopher J. Bonavico, CFA	Portfolio Manager, Equity Analyst
Kenneth F. Broad, CFA	Portfolio Manager, Equity Analyst
Daniel J. Prislin, CFA	Portfolio Manager, Equity Analyst

Table of Contents - Prospectus

Purchase and Sale of Fund Shares
You may purchase, redeem or exchange Fund shares on any day that the New York Stock Exchange (“NYSE”) is open for business by written request via mail (Jackson Square Partners Select 20 Fund, c/o U.S. Bancorp Fund Services, LLC, P.O. Box 701, Milwaukee, Wisconsin 53201-0701), by contacting the Fund by telephone at [...] or through a financial intermediary.  You may also purchase or redeem Fund shares by wire transfer.  Investors who wish to purchase, redeem or exchange Fund shares through a financial intermediary should contact the financial intermediary directly.  The minimum initial and subsequent investment amounts are shown below.

	Investor Class	Institutional Class	IS Class
Minimum Initial Investment	$[...]	$[...]	$[...]
Subsequent Minimum Investment	$[...]	$[...]	$[...]

Tax Information
The Fund’s distributions are taxable, and will be taxed as ordinary income or capital gains, unless you are a tax-exempt organization or are investing through a tax-advantaged arrangement such as a 401(k) plan.  Distributions on investments made through tax-advantaged arrangements may be taxed later upon withdrawal of assets from those accounts.

Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase Fund shares through a broker-dealer or other financial intermediary (such as a bank or financial advisor), the Fund and/or its Adviser may pay the intermediary for the sale of Fund shares and related services.  These payments may create conflicts of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment.  Ask your salesperson or visit your financial intermediary’s website for more information.

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SMID Cap Growth Fund

Investment Objective
The Jackson Square Partners SMID Cap Growth Fund (the “Fund” or the “SMID Cap Growth Fund”) seeks long-term capital appreciation.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)	Investor Class	Institutional Class	IS Class
	None	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Investor Class	Institutional Class	IS Class
Management Fees	[...]%	[...]%	[...]%
Shareholder Servicing Plan Fee	[...]%	[...]%	[...]%
Distribution and Service (Rule 12b-1) Fees	[...]%	0.00%	[...]%
Other Expenses (1)	[...]%	[...]%	[...]%
Total Annual Fund Operating Expenses	[...]%	[...]%	[...]%
Less: Fee Waiver and Expense Reimbursement (2)	[...]%	[...]%	[...]%
Total Annual Fund Operating Expenses After Expense Reimbursement (2)	[...]%	[...]%	[...]%

(1)	Because the Fund is new, these expenses are based on estimated amounts for the Fund’s current fiscal year.
(2)
Jackson Square Partners, LLC (the “Adviser” or “JSP”) has contractually agreed to reduce its management fees and reimburse the Fund for its operating expenses in order to ensure that Total Annual Fund Operating Expenses (excluding acquired fund fees and expenses, leverage, interest, taxes, brokerage commissions and extraordinary expenses) do not exceed [...]% of the average daily net assets of the Investor Class, [...]% of the average daily net assets of the Institutional Class, and [...]% of the average daily net assets of the IS Class.  Fees reduced and expenses reimbursed by the Adviser may be recouped by the Adviser for a period of three fiscal years following the fiscal year during which such reduction and reimbursement was made, if such recoupment can be achieved without exceeding the expense limit in effect at the time the fee reduction and expense reimbursement occurred and at the time fee/expenses are being recouped. The Operating Expenses Limitation Agreement is indefinite, but cannot be terminated through at least […].  Thereafter, the agreement may be terminated at any time upon 60 days’ written notice by the Trust’s Board of Trustees (the “Board”) or the Adviser, with the consent of the Board.

Example
This Example is intended to help you compare the costs of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (taking into account the expense limitation for one year).  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	One Year	Three Years
Investor Class	$[...]	$[...]
Institutional Class	$[...]	$[...]
IS Class	$[...]	$[...]

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in the annual fund operating expenses or in the Example, affect the Fund’s performance. Portfolio turnover information for the Fund is not presented because the Fund had not commenced investment operations as of the date of this Prospectus.

Table of Contents - Prospectus

Principal Investment Strategies
The Fund is non-diversified and invests primarily in common stocks of growth-oriented companies that the Adviser believes have long-term capital appreciation potential and may grow faster than the U.S. economy. Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in securities issued by small-and mid-capitalization companies. This investment policy can be changed by the Fund upon 60 days’ prior written notice to shareholders.  The Adviser defines small-and mid-capitalization companies as companies, at the time of purchase, within the range of the capitalization of companies constituting the Russell 2500® Growth Index.  As of [...], the capitalization range of the Russell 2500® Growth Index was between approximately $[...] and $[...].  The Fund tends to hold a relatively focused portfolio of between 25 and 35 companies, although from time to time the Fund may hold fewer or more stocks depending on the Adviser’s assessment of the investment opportunities available.

The Fund may invest up to 20% of its net assets in securities of foreign issuers, which may include global depositary receipts (“GDRs”) and, without limitation, sponsored and unsponsored American depositary receipts (“ADRs”) that are actively traded in the United States, including issuers located or operating in emerging markets and frontier markets.  In addition, the Fund may invest in real estate investment trusts (“REITs”).  REITs are corporations or trusts that invest primarily in fee or leasehold ownership of real estate, mortgages or shares issued by other REITs, and that receive favorable tax treatment provided they meet certain conditions, including the requirement that they distribute at least 90% of their taxable income..

Using a bottom-up approach in selecting securities for the Fund, the Adviser seeks to select securities of companies that it believes have enhanced business models, strong cash flows, and the opportunity to generate consistent, long-term growth of intrinsic business value. The Adviser typically considers a company’s operational efficiencies, management’s plans for capital allocation, and the company’s shareholder orientation.  Through the Adviser’s investment research process, it seeks to identify the companies that it believes will exceed the market’s expectations for: 1) free cash flow growth and 2) sustainable competitive advantage.  The Adviser purchases these securities for the Fund when it believes the market has not already reflected these expectations in the current stock price.  Additionally, the Adviser typically invests for a 3-5 year time horizon, allowing it to take advantage of discrepancies between short-term price movements and long-term fundamental prospects.

Holdings are typically sold in response to an unexpected, negative fundamental change, including a change in investment thesis, or where the holding reaches the Adviser’s estimate for its intrinsic value, or for other portfolio construction considerations.

Principal Risks
An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.  In addition to not achieving your investment goals, you could lose all or a portion of your investment in the Fund over short or even long periods of time.  The principal risks of investing in the Fund are:

General Market Risk. The Fund’s net asset value and investment return will fluctuate based upon changes in the value of its portfolio securities.  Certain securities selected for the Fund’s portfolio may be worth less than the price originally paid for them, or less than they were worth at an earlier time.

Management Risk.  The Fund may not meet its investment objective or may underperform the market or other mutual funds with similar investment strategies if the Adviser cannot successfully implement the Fund’s investment strategies.

Equity Securities Risk.  The equity securities held in the Fund’s portfolio may experience sudden, unpredictable drops in value or long periods of decline in value.  This may occur because of factors that affect securities markets generally or factors affecting specific industries, sectors, geographic markets or companies in which the Fund invests.

Table of Contents - Prospectus

Small-Cap and Mid-Cap Companies Risk.  Securities of small-cap and mid-cap companies may be more volatile and less liquid than the securities of large-cap companies.

REIT Risk.  The real estate industry has been subject to substantial fluctuations and declines on a local, regional and national basis in the past, and may continue to be in the future. Also, the value of a REIT can be hurt by economic downturns or by changes in real estate values, rents, property taxes, interest rates, tax treatment, regulations, or the legal structure of a real estate investment trust.

Foreign Securities Risk.  Investments in securities of foreign issuers involve risks not ordinarily associated with investments in securities and instruments of U.S. issuers, including risks relating to political, social, and economic developments abroad, differences between U.S. and foreign regulatory and accounting requirements, tax risks, and market practices, as well as fluctuations in foreign currencies.

Emerging Markets Risk. Emerging markets are markets of countries in the initial stages of industrialization and that generally have low per capita income.  In addition to the risks of foreign securities in general, emerging markets are generally more volatile, have relatively unstable governments, social, and legal systems that do not protect shareholders, economies based on only a few industries, and securities markets that are substantially smaller, less liquid, and more volatile with less government oversight than more developed countries.

Frontier Market Countries Risk.   Frontier market countries generally have smaller economies and even less developed capital markets than traditional emerging markets, and, as a result, the risks of investing in emerging market countries are magnified in frontier market countries. The magnification of risks are the result of: potential for extreme price volatility and illiquidity in frontier markets; government ownership or control of parts of the private sector and of certain companies; trade barriers, exchange controls, managed adjustments in relative currency values and other protectionist measures imposed or negotiated by the countries with which frontier market countries trade; and the relatively new and unsettled securities laws in many frontier market countries.

Currency and Foreign Exchange Risk. When the Fund buys or sells securities on a foreign stock exchange, the transaction is undertaken in the local currency rather than in U.S. dollars. The value of the foreign currency may increase or decrease against the value of the U.S. dollar, which may impact the value of the Fund’s portfolio holdings and your investment. Other countries may adopt economic policies and/or currency exchange controls that affect their currency valuations in a manner that is disadvantageous to U.S. investors and companies.  Such practices may restrict or prohibit the Fund’s ability to repatriate both investment capital and income, or may impose fees for doing so, which could place the Fund’s assets at risk of total loss.  Currency risks may be greater in emerging market and frontier market countries than in developed market countries.

Depositary Receipts Risk.  Depositary receipts are generally subject to the same risks as the foreign securities they represent because their values depend on the performance of the underlying foreign securities.  The Fund may invest in unsponsored depositary receipts that are issued without an agreement with the company that issues the underlying foreign securities. Holders of unsponsored depositary receipts generally bear all the costs of such depositary receipts, and the issuers of unsponsored depositary receipts frequently are under no obligation to distribute shareholder communications received from the company that issues the underlying foreign securities or to pass through voting rights to the holders of the depositary receipts.  Accordingly, available information concerning the issuer may not be current and the prices of unsponsored depositary receipts may be more volatile than the prices of sponsored depositary receipts.

Table of Contents - Prospectus

Liquidity Risk.  From time to time, the trading market for a particular security or type of security in which the Fund invests may become less liquid or even illiquid. Reduced liquidity may have an adverse impact on the Fund’s ability to sell such securities when necessary to meet the Fund’s liquidity needs or in response to a specific economic event and may also generally lower the value of a security. Market prices for such securities may be volatile.

Growth-Style Investing Risk.  Investors expect growth companies to increase their earnings at a certain rate that is generally higher than the rate expected for non-growth companies.  If a growth company does not meet these expectations, the price of its stock may decline significantly, even if it has increased earnings.  Growth companies also typically do not pay dividends.  Companies that pay dividends may experience less significant stock price declines during market downturns.

Concentration Risk. The Fund may have a relatively high concentration of assets in a small number of issuers and/or industries, which may reduce its diversification and result in increased volatility.

Non-Diversified Fund Risk.  Because the Fund is “non-diversified” and may invest a greater percentage of its assets in the securities of a single issuer, a decline in the value of an investment in a single issuer could cause the Fund’s overall value to decline to a greater degree than if the Fund held a more diversified portfolio.

New Fund Risk.  The Fund is new with no operating history and there can be no assurance that the Fund will grow to or maintain an economically viable size, in which case the Trust’s Board of Trustees may determine to liquidate the Fund.

Performance
When the Fund has been in operation for a full calendar year, performance information will be shown here.  Performance information, when available, will provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year-to-year and by showing how the Fund’s average annual returns for certain periods compare with those of a broad measure of market performance. Past performance (before and after taxes) will not necessarily continue in the future.

Management
Investment Adviser
Jackson Square Partners, LLC is the Fund’s investment adviser.

Portfolio Managers
The following individuals serve as the Fund’s portfolio managers and have managed the Fund since its inception in [...]:

Portfolio Managers	Title with JSP
Christopher J. Bonavico, CFA	Portfolio Manager, Equity Analyst
Kenneth F. Broad, CFA	Portfolio Manager, Equity Analyst

Table of Contents - Prospectus

Purchase and Sale of Fund Shares
You may purchase, redeem or exchange Fund shares on any day that the New York Stock Exchange (“NYSE”) is open for business by written request via mail (Jackson Square Partners SMID Cap Growth Fund, c/o U.S. Bancorp Fund Services, LLC, P.O. Box 701, Milwaukee, Wisconsin 53201-0701), by contacting the Fund by telephone at [...] or through a financial intermediary.  You may also purchase or redeem Fund shares by wire transfer.  Investors who wish to purchase, redeem or exchange Fund shares through a financial intermediary should contact the financial intermediary directly.  The minimum initial and subsequent investment amounts are shown below.

	Investor Class	Institutional Class	IS Class
Minimum Initial Investment	$[...]	$[...]	$[...]
Subsequent Minimum Investment	$[...]	$[...]	$[...]

Tax Information
The Fund’s distributions are taxable, and will be taxed as ordinary income or capital gains, unless you are a tax-exempt organization or are investing through a tax-advantaged arrangement such as a 401(k) plan.  Distributions on investments made through tax-advantaged arrangements may be taxed later upon withdrawal of assets from those accounts.

Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase Fund shares through a broker-dealer or other financial intermediary (such as a bank or financial advisor), the Fund and/or its Adviser may pay the intermediary for the sale of Fund shares and related services.  These payments may create conflicts of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment.  Ask your salesperson or visit your financial intermediary’s website for more information.

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U.S. Growth Fund

Investment Objective
The Jackson Square Partners U.S. Growth Fund (the “Fund” or the “U.S. Growth Fund”) seeks long-term capital appreciation.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)	Investor Class	Institutional Class	IS Class
	None	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Investor Class	Institutional Class	IS Class
Management Fees	[...]%	[...]%	[...]%
Shareholder Servicing Plan Fee	[...]%	[...]%	[...]%
Distribution and Service (Rule 12b-1) Fees	[...]%	0.00%	[...]%
Other Expenses (1)	[...]%	[...]%	[...]%
Total Annual Fund Operating Expenses	[...]%	[...]%	[...]%
Less: Fee Waiver and Expense Reimbursement (2)	[...]%	[...]%	[...]%
Total Annual Fund Operating Expenses After Expense Reimbursement (2)	[...]%	[...]%	[...]%
(1)	Because the Fund is new, these expenses are based on estimated amounts for the Fund’s current fiscal year.
(2)
Jackson Square Partners, LLC (the “Adviser” or “JSP”) has contractually agreed to reduce its management fees and reimburse the Fund for its operating expenses in order to ensure that Total Annual Fund Operating Expenses (excluding acquired fund fees and expenses, leverage, interest, taxes, brokerage commissions and extraordinary expenses) do not exceed [...]% of the average daily net assets of the Investor Class, [...]% of the average daily net assets of the Institutional Class, and [...]% of the average daily net assets of the IS Class.  Fees reduced and expenses reimbursed by the Adviser may be recouped by the Adviser for a period of three fiscal years following the fiscal year during which such reduction and reimbursement was made, if such recoupment can be achieved without exceeding the expense limit in effect at the time the fee reduction and expense reimbursement occurred and at the time fee/expenses are being recouped. The Operating Expenses Limitation Agreement is indefinite, but cannot be terminated through at least […].  Thereafter, the agreement may be terminated at any time upon 60 days’ written notice by the Trust’s Board of Trustees (the “Board”) or the Adviser, with the consent of the Board.

Example
This Example is intended to help you compare the costs of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (taking into account the expense limitation for one year).  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	One Year	Three Years
Investor Class	$[...]	$[...]
Institutional Class	$[...]	$[...]
IS Class	$[...]	$[...]

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in the annual fund operating expenses or in the Example, affect the Fund’s performance. Portfolio turnover information for the Fund is not presented because the Fund had not commenced investment operations as of the date of this Prospectus.

Table of Contents - Prospectus

Principal Investment Strategies
The Fund is non-diversified and invests primarily in common stocks of growth-oriented, large-capitalization companies that the Adviser believes have long-term capital appreciation potential and may grow faster than the U.S. economy.  Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in securities issued by U.S. companies. This investment policy can be changed by the Fund upon 60 days’ prior written notice to shareholders.  The Fund tends to hold a relatively focused portfolio of between 25 and 35 companies, although from time to time the Fund may hold fewer or more companies depending on the Adviser’s assessment of the investment opportunities available.

Using a bottom-up approach in selecting securities for the Fund, the Adviser seeks to select securities of companies that it believes have enhanced business models, strong cash flows, and the opportunity to generate consistent, long-term growth of intrinsic business value. The Adviser typically considers a company’s operational efficiencies, management’s plans for capital allocation, and the company’s shareholder orientation.  Through the Adviser’s investment research process, it seeks to identify the companies that it believes will exceed the market’s expectations for: 1) free cash flow growth and 2) sustainable competitive advantage.  The Adviser purchases these securities for the Fund when it believes the market has not already reflected these expectations in the current stock price.  Additionally, the Adviser typically invests for a 3-5 year time horizon, allowing it to take advantage of discrepancies between short-term price movements and long-term fundamental prospects.

The Fund may invest up to 20% of its net assets in securities of foreign issuers, which may include global depositary receipts (“GDRs”) and, without limitation, sponsored and unsponsored American depositary receipts (“ADRs”) that are actively traded in the United States, including issuers located or operating in emerging markets and frontier markets.  In addition, the Fund may invest in real estate investment trusts (“REITs”).  REITs are corporations or trusts that invest primarily in fee or leasehold ownership of real estate, mortgages or shares issued by other REITs, and that receive favorable tax treatment provided they meet certain conditions, including the requirement that they distribute at least 90% of their taxable income.

Holdings are typically sold in response to an unexpected, negative fundamental change, including a change in investment thesis, or where the holding reaches the Adviser’s estimate for its intrinsic value, or for other portfolio construction considerations.

Principal Risks
An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.  In addition to not achieving your investment goals, you could lose all or a portion of your investment in the Fund over short or even long periods of time.  The principal risks of investing in the Fund are:

General Market Risk. The Fund’s net asset value and investment return will fluctuate based upon changes in the value of its portfolio securities.  Certain securities selected for the Fund’s portfolio may be worth less than the price originally paid for them, or less than they were worth at an earlier time.

Management Risk.  The Fund may not meet its investment objective or may underperform the market or other mutual funds with similar investment strategies if the Adviser cannot successfully implement the Fund’s investment strategies.

Equity Securities Risk.  The equity securities held in the Fund’s portfolio may experience sudden, unpredictable drops in value or long periods of decline in value.  This may occur because of factors that affect securities markets generally or factors affecting specific industries, sectors, geographic markets or companies in which the Fund invests.

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Large-Cap Companies Risk.  The Fund’s investment in larger companies is subject to the risk that larger companies are sometimes unable to attain the high growth rates of successful, smaller companies, especially during extended periods of economic expansion.

REIT Risk.  The real estate industry has been subject to substantial fluctuations and declines on a local, regional and national basis in the past and may continue to be in the future. Also, the value of a REIT can be hurt by economic downturns or by changes in real estate values, rents, property taxes, interest rates, tax treatment, regulations, or the legal structure of a real estate investment trust.

Foreign Securities Risk.  Investments in securities of foreign issuers involve risks not ordinarily associated with investments in securities and instruments of U.S. issuers, including risks relating to political, social and economic developments abroad, differences between U.S. and foreign regulatory and accounting requirements, tax risks, and market practices, as well as fluctuations in foreign currencies.

Emerging Markets Risk. Emerging markets are markets of countries in the initial stages of industrialization and that generally have low per capita income.  In addition to the risks of foreign securities in general, emerging markets are generally more volatile, have relatively unstable governments, social and legal systems that do not protect shareholders, economies based on only a few industries and securities markets that are substantially smaller, less liquid and more volatile with less government oversight than more developed countries.

Frontier Market Countries Risk.   Frontier market countries generally have smaller economies and even less developed capital markets than traditional emerging markets, and, as a result, the risks of investing in emerging market countries are magnified in frontier market countries. The magnification of risks are the result of: potential for extreme price volatility and illiquidity in frontier markets; government ownership or control of parts of the private sector and of certain companies; trade barriers, exchange controls, managed adjustments in relative currency values and other protectionist measures imposed or negotiated by the countries with which frontier market countries trade; and the relatively new and unsettled securities laws in many frontier market countries.

Currency and Foreign Exchange Risk. When the Fund buys or sells securities on a foreign stock exchange, the transaction is undertaken in the local currency rather than in U.S. dollars. The value of the foreign currency may increase or decrease against the value of the U.S. dollar, which may impact the value of the Fund’s portfolio holdings and your investment. Other countries may adopt economic policies and/or currency exchange controls that affect their currency valuations in a manner that is disadvantageous to U.S. investors and companies.  Such practices may restrict or prohibit the Fund’s ability to repatriate both investment capital and income, or may impose fees for doing so, which could place the Fund’s assets at risk of total loss.  Currency risks may be greater in emerging market and frontier market countries than in developed market countries.

Depositary Receipts Risk.  Depositary receipts are generally subject to the same risks as the foreign securities they represent because their values depend on the performance of the underlying foreign securities.  The Fund may invest in unsponsored depositary receipts that are issued without an agreement with the company that issues the underlying foreign securities. Holders of unsponsored depositary receipts generally bear all the costs of such depositary receipts, and the issuers of unsponsored depositary receipts frequently are under no obligation to distribute shareholder communications received from the company that issues the underlying foreign securities or to pass through voting rights to the holders of the depositary receipts.  Accordingly, available information concerning the issuer may not be current and the prices of unsponsored depositary receipts may be more volatile than the prices of sponsored depositary receipts.

Liquidity Risk.  From time to time, the trading market for a particular security or type of security in which the Fund invests may become less liquid or even illiquid.  Reduced liquidity will have an adverse impact on the Fund’s ability to sell such securities when necessary to meet the Fund’s liquidity needs or in response to a specific economic event and will also generally lower the value of a security.  Market prices for such securities may be volatile.

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Growth-Style Investing Risk.  Investors expect growth companies to increase their earnings at a certain rate that is generally higher than the rate expected for non-growth companies.  If a growth company does not meet these expectations, the price of its stock may decline significantly, even if it has increased earnings.  Growth companies also typically do not pay dividends.  Companies that pay dividends may experience less significant stock price declines during market downturns.

Concentration Risk. The Fund may have a relatively high concentration of assets in a small number of issuers and/or industries, which may reduce its diversification and result in increased volatility.

Non-Diversified Fund Risk.  Because the Fund is “non-diversified” and may invest a greater percentage of its assets in the securities of a single issuer, a decline in the value of an investment in a single issuer could cause the Fund’s overall value to decline to a greater degree than if the Fund held a more diversified portfolio.

New Fund Risk.  The Fund is new with no operating history and there can be no assurance that the Fund will grow to or maintain an economically viable size, in which case the Trust’s Board of Trustees may determine to liquidate the Fund.

Performance
When the Fund has been in operation for a full calendar year, performance information will be shown here.  Performance information, when available, will provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year-to-year and by showing how the Fund’s average annual returns for certain periods compare with those of a broad measure of market performance. Past performance (before and after taxes) will not necessarily continue in the future.

Management
Investment Adviser
Jackson Square Partners, LLC is the Fund’s investment adviser.

Portfolio Managers
The following individuals serve as the Fund’s portfolio managers and have managed the Fund since its inception in [...]:

Portfolio Managers	Title with JSP
Jeffrey S. Van Harte, CFA	Chairman, Chief Investment Officer
Christopher J. Bonavico, CFA	Portfolio Manager, Equity Analyst
Christopher M. Ericksen, CFA	Portfolio Manager, Equity Analyst
Daniel J. Prislin, CFA	Portfolio Manager, Equity Analyst

Purchase and Sale of Fund Shares
You may purchase, redeem or exchange Fund shares on any day that the New York Stock Exchange (“NYSE”) is open for business by written request via mail (Jackson Square Partners U.S. Growth Fund, c/o U.S. Bancorp Fund Services, LLC, P.O. Box 701, Milwaukee, Wisconsin 53201-0701), by contacting the Fund by telephone at [...] or through a financial intermediary.  You may also purchase or redeem Fund shares by wire transfer.  Investors who wish to purchase, redeem or exchange Fund shares through a financial intermediary should contact the financial intermediary directly.  The minimum initial and subsequent investment amounts are shown below.

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	Investor Class	Institutional Class	IS Class
Minimum Initial Investment	$[...]	$[...]	$[...]
Subsequent Minimum Investment	$[...]	$[...]	$[...]

Tax Information
The Fund’s distributions are taxable, and will be taxed as ordinary income or capital gains, unless you are a tax-exempt organization or are investing through a tax-advantaged arrangement such as a 401(k) plan.  Distributions on investments made through tax-advantaged arrangements may be taxed later upon withdrawal of assets from those accounts.

Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase Fund shares through a broker-dealer or other financial intermediary (such as a bank or financial advisor), the Fund and/or its Adviser may pay the intermediary for the sale of Fund shares and related services.  These payments may create conflicts of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment.  Ask your salesperson or visit your financial intermediary’s website for more information.

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Investment Objective, Strategies, Risks and Disclosure of Portfolio Holdings

Investment Objectives

Each Fund (collectively, the “Funds” or “Jackson Square Partners Funds”) seeks long-term capital appreciation. Each Fund’s investment objective is not fundamental and may be changed without the approval of a Fund’s shareholders upon 60 days’ prior written notice to shareholders.

Principal Investment Strategies

All Cap Growth Fund
The All Cap Growth Fund is a non-diversified fund that invests primarily in common stocks of growth-oriented companies of any size that its Adviser believes have long-term capital appreciation potential and may grow faster than the U.S. economy.  The Fund tends to hold a relatively focused portfolio of between 45 and 100 companies, although from time to time the Fund may hold fewer or more companies, depending on the Adviser’s assessment of the investment opportunities available.

Focus Global Growth Fund
The Focus Global Growth Fund is a non-diversified fund that invests primarily in common stocks of growth-oriented U.S. and non-U.S. companies of any size, which may include companies located or operating in developed, emerging, or frontier markets, that the Adviser believes have long-term capital appreciation potential and may grow faster than the global economy.  Under normal circumstances, the Focus Global Growth Fund will invest at least 40% of its net assets in non-U.S. securities, and it will invest in equity securities of issuers located in at least 3 different countries including the U.S.  Subject to this limitation, there is no further limit on the amount of the Focus Global Growth Fund’s total assets that may be invested in a single country.  Although the Fund can invest in companies from any country, it will invest mainly in countries with developed economies. The Focus Global Growth Fund will limit its investments in securities listed in emerging market and frontier market countries to 30% of its total assets. The Fund tends to hold a relatively focused portfolio of between 25 and 50 companies, although from time to time the Fund may hold fewer or more companies depending on the Adviser’s assessment of the investment opportunities available.  While the Focus Global Growth Fund may invest in companies of any size, it will primarily invest in mid- and large-cap companies. .

Select 20 Fund
The Select 20 Fund is a non-diversified fund that invests primarily in 20 common stocks of growth-oriented companies of any size that the Adviser believes have long-term capital appreciation potential and may grow faster than the U.S. economy.  The Fund will likely hold a more limited number of securities than many other mutual funds.  The Adviser currently expects that the Select 20 Fund will invest in no fewer than 15 and no more than 25 companies.

SMID Cap Growth Fund
The SMID Cap Growth Fund is a non-diversified fund that invests primarily in common stocks of growth-oriented companies that the Adviser believes have long-term capital appreciation potential and may grow faster than the U.S. economy. Under normal circumstances, the SMID Cap Growth Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in securities issued by small-and mid-capitalization companies.  This investment policy can be changed by the Fund upon 60 days’ prior written notice to shareholders.  The Adviser defines small-and mid-capitalization companies as companies, at the time of purchase, within the range of the capitalization of companies constituting the Russell 2500® Growth Index.  As of [...], the capitalization range of the Russell 2500® Growth Index was between approximately $[...] and $[...].  The SMID Cap Growth Fund tends to hold a relatively focused portfolio of between 25 and 35 companies, although from time to time the Fund may hold fewer or more companies depending on the Adviser’s assessment of the investment opportunities available.

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U.S. Growth Fund
The U.S Growth Fund is a non-diversified fund that invests primarily in common stocks of growth-oriented, large-capitalization companies that the Adviser believes have long-term capital appreciation potential and may grow faster than the U.S. economy.  Under normal circumstances, the U.S. Global Growth Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in securities issued by U.S. companies.  This investment policy can be changed by the Fund upon 60 days’ prior written notice to shareholders.  The U.S. Growth Fund tends to hold a relatively focused portfolio of between 25 and 35 companies, although from time to time the Fund may hold fewer or more companies depending on the Adviser’s assessment of the investment opportunities available.

Investment Strategies of the Funds
The Adviser researches individual companies, seeking to identify the securities and long-term market trends that it believes are the best investments for each Fund. Using a bottom-up approach, the Adviser looks for companies that it believes:

Have advantaged business models, strong cash flows, and the opportunity to generate consistent, long-term growth of intrinsic business value which are not recognized in the current market price for the security;

Demonstrate operational efficiencies;

Have sophisticated return of capital policies and capital allocation; and

Have governance policies that tend to be favorable to shareholders.

All of these factors provide insight into the outlook for a company and help to identify companies poised for sustainable free cash flow growth.  The Adviser believes that sustainable free cash flow growth, if it occurs, tends to result in price appreciation for a company’s stock.  There are a number of catalysts that might increase a company’s potential for free cash flow growth. The Adviser’s disciplined, research-intensive selection process is designed to identify catalysts such as:

New, innovative and/or disruptive products;

Structural changes in the economy;

Management changes; or

Corporate restructurings.

Although each Fund generally holds a limited number of securities, the Adviser attempts to maintain a portfolio representing a number of different industries. The Adviser believes that this approach helps to minimize the impact that any one security or industry could have on a Fund if it were to experience a period of slow or declining growth.

In addition, each Fund may invest up to 20% of its net assets in securities of foreign issuers, which may include global depositary receipts (“GDRs”) and, without limitation, sponsored and unsponsored American depositary receipts (“ADRs”) that are actively traded in the United States, including issuers located in emerging and frontier markets.  The Funds may also invest in real estate investment trusts (“REITs”).  REITs are corporations or trusts that invest primarily in fee or leasehold ownership of real estate, mortgages or shares issued by other REITs, and that receive favorable tax treatment provided they meet certain conditions, including the requirement that they distribute at least 90% of their taxable income.

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Cash or Similar Investments and Temporary Strategies of the Funds
At the Adviser’s discretion, a Fund may invest in high-quality, short-term debt securities and money market instruments for (i) temporary defensive purposes in amounts up to 100% of its assets in response to adverse market, economic or political conditions and (ii) retaining flexibility in meeting redemptions, paying expenses, and identifying and assessing investment opportunities.  These short-term debt securities and money market instruments include cash, shares of other mutual funds, commercial paper, certificates of deposit, bankers’ acceptances, U.S. government securities, discount notes and repurchase agreements.  To the extent that a Fund invests in money market mutual funds for its cash position, there will be some duplication of expenses because the Fund will bear its pro rata portion of such money market funds’ management fees and operational expenses.  When investing for temporary defensive purposes, the Adviser may invest up to 100% of a Fund’s total assets in such instruments.  Taking a temporary defensive position may result in the Fund not achieving its investment objective.

Principal Risks of Investing in the Funds

Before investing in the Funds, you should carefully consider your own investment goals, the amount of time you are willing to leave your money invested, and the amount of risk you are willing to take.  Remember, in addition to not achieving your investment goals, you could lose all or a portion of your investment in the Funds.  The principal risks of investing in the Funds are:

General Market Risk (all Funds).  The net asset value and investment return of each Fund will fluctuate based upon changes in the value of the Fund’s portfolio securities.  The market value of a security may move up or down, sometimes rapidly and unpredictably.  These fluctuations may cause a security to be worth less than the price originally paid for it, or less than it was worth at an earlier time.  Market risk may affect a single issuer, industry, sector of the economy or the market as a whole.  U.S. and international markets have experienced, and may continue to experience, volatility, which may increase risks associated with an investment in the Funds.  The market value of securities in which the Funds invest is based upon the market’s perception of value and is not necessarily an objective measure of the securities’ value.  In some cases, for example, the stock prices of individual companies have been negatively affected even though there may be little or no apparent degradation in the financial condition or prospects of the issuers.  Similarly, the debt markets have experienced substantially lower valuations, reduced liquidity, price volatility, credit downgrades, increased likelihood of default, and valuation difficulties.  As a result of this significant volatility, many of the following risks associated with an investment in the Funds may be increased.  Continuing market volatility may have adverse effects on the Funds.

Management Risk (all Funds).  The ability of a Fund to meet its investment objective is directly related to the Adviser’s investment strategies for the Fund.  The value of your investment in a Fund may vary with the effectiveness of the Adviser’s research, analysis, asset allocation and portfolio management among portfolio securities.  If the Adviser’s investment strategies do not produce the expected results, the value of your investment could be diminished or even lost entirely and a Fund could underperform other mutual funds with similar investment strategies.

Equity Securities Risk (all Funds).  The Funds’ investments in equity securities are susceptible to general stock market fluctuations and to volatile increases and decreases in value as market confidence in and perceptions of their issuers change.  These investor perceptions are based on various and unpredictable factors including: expectations regarding government, economic, monetary and fiscal policies; inflation and interest rates; economic expansion or contraction; global and/or regional political, economic and banking crises; and factors affecting specific industries, sectors, geographic markets or companies in which the Funds invest.  A Fund’s net asset value and investment return will fluctuate based upon changes in the value of its portfolio securities.

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Large-Cap Company Risk (All Cap Growth Fund, Focus Global Growth Fund, Select 20 Fund, and U.S. Growth Fund).  A Fund’s investments in larger, more established companies are subject to the risk that large-cap companies are sometimes unable to attain the high growth rates of successful, smaller companies, especially during extended periods of economic expansion.  Larger, more established companies may be unable to respond quickly to new competitive challenges such as changes in consumer tastes or innovative smaller competitors potentially resulting in lower market valuations or pricing for their common stock.

Mid-Cap and Small-Cap Companies Risk (All Cap Growth Fund, Focus Global Growth Fund, Select 20 Fund, and SMID Cap Growth Fund).  Mid-cap and small-cap companies, may not have the management experience, financial resources, product or business diversification and competitive strengths of large-cap companies.  In addition, such companies may have been recently organized and have little or no track record of success.  Therefore, their securities may have more price volatility and be less liquid than the securities of larger, more established companies.  Their stocks may also be bought and sold less often and in smaller amounts than larger company stocks.  As a result, if the Adviser wants to sell a large quantity of a mid-cap or small-cap company stock, it may have to sell at a lower price than it might prefer, or it may have to sell in smaller than desired quantities over a period of time.  Analysts and other investors may follow these companies less actively and therefore information about these companies may not be as readily available as that for large-cap companies.

REIT Risk (all Funds).  REITs have been subject to substantial fluctuations and declines on a local, regional and national basis in the past and may continue to be in the future. Real property values and incomes from real property may decline due to general and local economic conditions, overbuilding and increased competition, increases in property taxes and operating expenses, changes in zoning laws, casualty or condemnation losses, regulatory limitations on rents, changes in neighborhoods and in demographics, increases in market interest rates, or other factors. Factors such as these may adversely affect companies which own and operate real estate directly, companies which lend to them, and companies which service the real estate industry.

Foreign Securities Risk (all Funds).  The risks of investing in securities of foreign companies involves risks not generally associated with investments in securities of U.S. companies, including risks relating to political, social and economic developments abroad and differences between U.S. and foreign regulatory requirements and market practices.  Securities that are denominated in foreign currencies are subject to the further risk that the value of the foreign currency will fall in relation to the U.S. dollar and/or will be affected by volatile currency markets or actions of U.S. and foreign governments or central banks. Foreign securities may be subject to greater fluctuations in price than securities of U.S. companies because foreign markets may be smaller and less liquid than U.S. markets.  There may be less information publicly available about foreign companies than about a U.S. company, and many foreign companies are not subject to accounting, auditing, and financial reporting standards, regulatory framework and practices comparable to those in the U.S.

Emerging Markets Risk (all Funds). A Fund’s investments in emerging market countries are subject to all of the risks of foreign investing generally, and have additional heightened risks due to a lack of established legal, political, business and social frameworks to support securities markets. These risks include less social, political and economic stability; smaller securities markets with low or nonexistent trading volume and greater illiquidity and price volatility; more restrictive national policies on foreign investment, including restrictions on investment in issuers or industries deemed sensitive to national interests; less transparent and established taxation policies; less developed regulatory or legal structures governing private and foreign investment; less financial sophistication, creditworthiness and/or resources possessed by, and less government regulation of, the financial institutions and issuers with which a Fund transacts; less government supervision and regulation of business and industry practices, stock exchanges, brokers and listed companies than in the U.S.; greater concentration in a few industries resulting in greater vulnerability to regional and global trade conditions; higher rates of inflation and more rapid and extreme fluctuations in inflation rates; greater sensitivity to interest rate changes; increased volatility in currency exchange rates and potential for currency devaluations and/or currency controls or transfer restrictions; dependence on revenue from international aid; greater debt burdens relative to the size of the economy; more delays in settling portfolio transactions and heightened risk of loss from share registration and custody practices; and less assurance that recent favorable economic developments will not be slowed or reversed by unanticipated economic, political or social events in such countries.  Because of these risk factors, a Fund’s investments in emerging market countries are subject to greater price volatility and illiquidity than investments in developed markets.

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Frontier Market Countries Risk (all Funds).  Frontier market countries generally have smaller economies and less developed capital markets than traditional emerging markets, and, as a result, the risks of investing in frontier market countries are magnified relative to emerging market countries generally. The economies of frontier market countries may have low trading volumes and the potential for extreme price volatility and illiquidity.

Governments of many frontier market countries may exercise substantial influence over many aspects of the private sector or may own or control certain companies. Accordingly, government actions could have a significant effect on economic conditions in a frontier market country. Certain frontier market countries require governmental approval prior to investments by foreign persons, limit the amount of investment by foreign persons in a particular issuer, limit the investment by foreign persons only to a specific class of securities of an issuer that may have less advantageous rights than a domestically available class, and/or impose additional taxes on foreign investors.

Frontier market countries may require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors, such as the Funds. In addition, if deterioration occurs in a frontier market country’s balance of payments, the country could impose temporary restrictions on foreign capital remittances. The Funds could be adversely affected by delays in, or a refusal to grant, any required governmental approval for repatriation of capital, as well as by the application to the Funds of any restrictions on investments. Investing in local markets in frontier market countries may require the Funds to adopt special procedures, seek local government approvals or take other actions, each of which may involve additional costs to the Funds.

There may be no centralized securities exchange on which securities are traded in frontier market countries. Also, securities laws in many frontier market countries are relatively new and unsettled. Therefore, laws regarding foreign investment in frontier market securities, securities regulation, title to securities, and shareholder rights may change quickly and unpredictably.

The frontier market countries in which the Fund invests may become subject to sanctions or embargoes imposed by the U.S. government and the United Nations. The value of the securities issued by companies that operate in, or have dealings with these countries may be negatively impacted by any such sanction or embargo and may reduce the Funds’ returns.

Banks in frontier market countries used to hold the Funds’ securities and other assets in that country may lack the same operating experience as banks in developed markets. In addition, in certain countries there may be legal restrictions or limitations on the ability of the Funds to recover assets held by a foreign bank in the event of the bankruptcy of the bank.  Settlement systems in frontier markets may be less well organized than in the developed markets. As a result, there is greater risk than in developed countries that settlements will take longer and that cash or securities of the Funds may be in jeopardy because of failures of or defects in the settlement systems.

Currency and Foreign Exchange Risk (all Funds). When a Fund buys or sells securities on a foreign stock exchange, the transaction is undertaken in the local currency rather than in U.S. dollars. The value of the foreign currency may increase or decrease against the value of the U.S. dollar, which may impact the value of the Fund’s portfolio holdings and your investment. The value of an investment denominated in a foreign currency will decline in dollar terms if that currency weakens against the dollar.  Other countries may adopt economic policies and/or currency exchange controls that affect their currency valuations in a manner that is disadvantageous to U.S. investors and companies.  Such practices may restrict or prohibit a Fund’s ability to repatriate both investment capital and income, or may impose fees for doing so, which could place the Fund’s assets at risk of total loss.  Currency risks may be greater in emerging market and frontier market countries than in developed market countries. Certain of a Fund’s foreign currency transactions may give rise to ordinary income or loss to the extent such income or loss results from fluctuations in the value of the foreign currency.

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Depositary Receipts Risk (all Funds).   Depositary receipts are generally subject to the same risks as the foreign securities they represent because their values depend on the performance of the underlying foreign securities.  Depositary receipts may be purchased through “sponsored” or “unsponsored” facilities.  A sponsored facility is established jointly by the issuer of the underlying security and a depositary, whereas a depositary may establish an unsponsored facility without participation by the issuer of the depositary security.  Holders of unsponsored depositary receipts generally bear all the costs of such depositary receipts, and the issuers of unsponsored depositary receipts frequently are under no obligation to distribute shareholder communications received from the company that issues the underlying foreign securities or to pass through voting rights to the holders of the depositary receipts.  Accordingly, available information concerning the issuer may not be current and the prices of unsponsored depositary receipts may be more volatile than the prices of sponsored depositary receipts.

Liquidity Risk (all Funds).  Liquidity risk exists when the market for particular securities or types of securities is or becomes relatively illiquid so that a Fund is unable, or it becomes more difficult for the Fund, to sell the security at the price at which the Fund has valued the security.  Illiquidity may result from political, economic or issuer specific events or overall market disruptions. Securities with reduced liquidity or that become illiquid involve greater risk than securities with more liquid markets. Market quotations for illiquid securities may be volatile and/or subject to large spreads between bid and ask prices. Reduced liquidity may have an adverse impact on market price and a Fund’s ability to sell particular securities when necessary to meet the Fund’s liquidity needs or in response to a specific economic event. To the extent that a Fund and its affiliates hold a significant portion of the issuer’s outstanding securities, the Fund may be subject to greater liquidity risk than if the issuer’s securities were more widely held.  It may be more difficult to value illiquid securities accurately.

Growth Stock Risk (all Funds).  Investors expect growth companies to increase their earnings at a certain rate that is generally higher than the rate expected for non-growth companies.  If a growth company does not meet these expectations, the price of its stock may decline significantly, even if it has increased earnings.  Growth companies also typically do not pay dividends.  Companies that pay dividends may experience less significant stock price declines during market downturns.

Concentration Risk (all Funds).  Each Fund may have a relatively high concentration of assets in a single or small number of issuers and/or industries and may have fewer holdings than other mutual funds.  As a result, a decline in the value of an investment in a single issuer could cause a Fund’s overall value to decline to a greater degree than if the Fund held a more diversified portfolio.

Non-Diversified Fund Risk (all Funds).  The Funds are “non-diversified” and therefore are not required to meet certain diversification requirements under federal securities laws.  Each Fund may invest a greater percentage of its assets in the securities of a single issuer and may have fewer holdings than other mutual funds.  As a result, a decline in the value of an investment in a single issuer could cause a Fund’s overall value to decline to a greater degree than if the Fund held a more diversified portfolio.

New Fund Risk (all Funds).  The Funds are new with no operating history and there can be no assurance that a Fund will grow to or maintain an economically viable size, in which case the Board of Trustees may determine to liquidate the Fund.  Liquidation of a Fund can be initiated by the Board of Trustees without shareholder approval if it determines it is in the best interest of shareholders.  The timing of any Fund liquidation may not be favorable to certain individual shareholders.

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Portfolio Holdings

A description of the Funds’ policies and procedures with respect to the disclosure of the Funds’ portfolio holdings is available in the SAI.

Management of the Funds

Investment Adviser

The Funds have entered into an investment advisory agreement (“Advisory Agreement”) with Jackson Square Partners, LLC located at 101 California Street, Suite 3750, San Francisco, California 94111.  Established in May 2014, the Adviser, a Delaware limited liability company, is an SEC-registered investment adviser that provides investment advisory services to separately managed accounts and pooled investment vehicles, including mutual funds, and as of [...], has approximately $[...] billion in assets under management.  Under the Advisory Agreement, the Adviser manages the Funds’ investments subject to the supervision of the Board of Trustees.

The Adviser has overall supervisory responsibility for the general management and investment of each Fund’s securities portfolio.  The Adviser also furnishes the Funds with office space and certain administrative services and provides most of the personnel needed to fulfill its obligations under its Advisory Agreement.  For its services, the Funds pay the Adviser a monthly management fee that is calculated as a percentage of each Fund’s average daily net assets at the following annual rates:

Fund	Annual Management Fee
All Cap Growth Fund	[...]%
Focus Global Growth Fund	[...]%
Select 20 Fund	[...]%
SMID Cap Growth Fund	[...]%
U.S. Growth Fund	[...]%

Fund Expenses.  Each Fund is responsible for its own operating expenses.  Pursuant to an Operating Expenses Limitation Agreement between the Adviser and the Funds, the Adviser has contractually agreed to reduce its management fees and reimburse each Fund for its operating expenses in order to ensure that Total Annual Fund Operating Expenses (excluding acquired fund fees and expenses, brokerage commissions, leverage, interest, taxes and extraordinary expenses) do not exceed the percentage of the average daily net assets of each share class as set forth in the table below.  Fees reduced and expenses reimbursed by the Adviser may be recouped by the Adviser for a period of three fiscal years following the fiscal year during which such reduction and reimbursement was made, if such recoupment can be achieved without exceeding the expense limit in effect at the time the fee reduction and expense reimbursement occurred and at the time fee/expenses are being recouped. The Operating Expenses Limitation Agreement is indefinite, but cannot be terminated through at least […].  Thereafter, the agreement may be terminated at any time upon 60 days’ written notice by the Trust’s Board of Trustees (the “Board”) or the Adviser, with the consent of the Board..

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Expense Limitation
Fund	Investor Class	Institutional Class	IS
All Cap Growth Fund	[...]%	[...]%	[...]%
Focus Global Growth Fund	[...]%	[...]%	[...]%
Select 20 Fund	[...]%	[...]%	[...]%
SMID Cap Growth Fund	[...]%	[...]%	[...]%
U.S. Growth Fund	[...]%	[...]%	[...]%

A discussion regarding the basis of the Board of Trustees’ initial approval of the Advisory Agreement will be available in the [semi-annual] report to shareholders for the period ending [...].

The Funds, as series of the Trust, do not hold themselves out as related to any other series of the Trust for purposes of investment and investor services, nor do they share the same investment adviser with any other series.

Portfolio Managers

The following persons serve as the primary portfolio managers for the Funds:

Jeffrey S. Van Harte, CFA
Chairman, Chief Investment Officer – All Cap Growth Fund, Select 20 Fund, and U.S. Growth Fund
Jeffrey S. Van Harte has been a member of JSP since its inception in May 2014 as chairman and chief investment officer.  Prior to joining JSP, he was the chief investment officer of the Delaware Investments Focus Growth Equity team from April 2005 to April 2014.  Prior to joining Delaware Investments, he was a principal and executive vice president at Transamerica Investment Management, LLC.  Before becoming a portfolio manager, Mr. Van Harte was a securities analyst and trader for Transamerica Investment Services, which he joined in 1980. Mr. Van Harte received his bachelor’s degree in finance from California State University at Fullerton.  Mr. Van Harte has been managing portfolios for 30 years, and he is a CFA Charterholder.

Christopher J. Bonavico, CFA
Portfolio Manager, Equity Analyst — All Cap Growth Fund, Focus Global Growth Fund, Select 20 Fund, SMID Cap Growth and U.S. Growth Fund
Christopher J. Bonavico has been a member of JSP since its inception in May 2014 as a portfolio manager and equity analyst. Prior to joining JSP, he was a portfolio manager and equity analyst on the Delaware Investments Focus Growth Equity team from April 2005 to April 2014. Prior to joining Delaware Investments, he was a principal and portfolio manager at Transamerica Investment Management, LLC, where he managed sub-advised funds and institutional separate accounts. Before joining Transamerica in 1993, he was a research analyst for Salomon Brothers. Mr. Bonavico received his bachelor’s degree in economics from the University of Delaware, and he is a CFA Charterholder.

Kenneth F. Broad, CFA
Portfolio Manager, Equity Analyst — All Cap Growth Fund, Select 20 Fund, and SMID Cap Growth Fund
Kenneth F. Broad has been a member of JSP since its inception in May 2014 as a portfolio manager and equity analyst.  Prior to joining JSP, he was a portfolio manager and equity analyst on the Delaware Investments Focus Growth Equity team from April 2005 to April 2014.  Prior to joining Delaware Investments, he was a principal and portfolio manager at Transamerica Investment Management, LLC, where he managed sub-advised funds and institutional separate accounts. Before joining Transamerica in 2000, he was a portfolio manager with The Franklin Templeton Group and was a consultant in the business valuation and merger and acquisition group at KPMG Peat Marwick. Mr. Broad received an MBA from the Anderson School of Management at the University of California at Los Angeles and his bachelor’s degree in economics from Colgate University.  He is a CFA Charterholder.

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Christopher M. Ericksen, CFA
Portfolio Manager, Equity Analyst — All Cap Growth Fund, and U.S. Growth Fund
Christopher M. Ericksen has been a member of JSP since its inception in May 2014 as a portfolio manager and equity analyst. Prior to joining JSP, he was a portfolio manager and equity analyst on the Delaware Investments Focus Growth Equity team from April 2005 to April 2014.  Prior to joining Delaware Investments, he was a portfolio manager at Transamerica Investment Management, LLC, where he also managed institutional separate accounts. Before joining Transamerica in 2004, he was a vice president at Goldman Sachs [Asset Management], where he worked in investment banking and investment management. Mr. Ericksen received his bachelor’s degree from Carnegie Mellon University, with majors in industrial management, economics, and political science.  He is a CFA Charterholder.

Ian D. Ferry
Portfolio Manager, Equity Analyst — All Cap Growth Fund
Ian D. Ferry has been a member of JSP since its inception in May 2014 as a portfolio manager and equity analyst.  Prior to joining JSP, he was a portfolio manager and equity analyst on the Delaware Investments Focus Growth Equity team from November 2011 to April 2014.  Prior to joining Delaware Investments, he was an equity research analyst with Fidelity from August 2010 to October 2011.  Before that, he completed an internship as an analyst with Carlson Capital in summer 2009.  Previously, he worked with HarbourVest Partners from 2005 to 2008 in its private equity group, where he analyzed and completed growth equity investments and leveraged buyouts.  Mr. Ferry began his career with Houlihan Lokey in 2004 as a financial analyst. He received an MBA, with a concentration in management, from The Wharton School of the University of Pennsylvania in 2010 and a bachelor’s degree in finance from Tulane University.

Patrick G. Fortier, CFA
Portfolio Manager, Equity Analyst — All Cap Growth Fund and Focus Global Growth Fund
Patrick G. Fortier has been a member of JSP since its inception in May 2014 as a portfolio manager and equity analyst.  Prior to joining JSP, he was a portfolio manager and equity analyst on the Delaware Investments Focus Growth Equity team from April 2005 to April 2014.  Prior to joining Delaware Investments, he was a portfolio manager at Transamerica Investment Management, LLC. Before joining Transamerica in 2000, he worked for OLDE Equity Research as an equity analyst. Mr. Fortier received his bachelor’s degree in finance from the University of Kentucky, and he is a CFA Charterholder.

Gregory M. Heywood, CFA
Portfolio Manager, Equity Analyst — All Cap Growth Fund and Focus Global Growth Fund
Gregory M. Heywood has been a member of JSP since its inception in May 2014 as a portfolio manager and equity analyst.  Prior to joining JSP, he was a portfolio manager and equity analyst on the Delaware Investments Focus Growth Equity team from April 2005 to April 2014.  Prior to joining Delaware Investments, he was a portfolio manager at Transamerica Investment Management, LLC.  Before joining Transamerica in 2004, he worked for Wells Capital Management from 2003 to 2004 as a senior analyst and for Montgomery Asset Management from 1996 to 2003, where he was responsible for emerging market equity research.  From 1993 to 1995, he was an analyst at Globalvest Management and Valuevest Management, where he researched emerging market and developed international market companies. Mr. Heywood received a bachelor’s degree in economics from the University of California at Berkeley and an MBA in finance from the Hass School of Business at the University of California at Berkeley.  He is a CFA Charterholder.

Daniel J. Prislin, CFA
Portfolio Manager, Equity Analyst — All Cap Growth Fund, Select 20 Fund, and U.S. Growth Fund
Daniel J. Prislin has been a member of JSP since its inception in May 2014 as a portfolio manager and equity analyst.  Prior to joining JSP, he was a portfolio manager and equity analyst on the Delaware Investments Focus Growth Equity team from April 2005 to April 2014.  Prior to joining Delaware Investments, he was a principal and portfolio manager at Transamerica Investment Management, LLC, where he managed sub-advised funds and institutional separate accounts. Prior to joining Transamerica in 1998, he was a portfolio manager with The Franklin Templeton Group. Mr. Prislin received an MBA from the Hass School of Business at the University of California at Berkeley and a bachelor’s degree in business administration from the University of California at Berkeley.  He is a CFA Charterholder.

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The Funds’ Statement of Additional Information (the “SAI”) provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers and each portfolio managers’ ownership of Fund shares.

Similarly Managed Account Performance

As of the date of this Prospectus, the Funds have been recently organized and have no performance record of their own.  The performance information presented below is not that of the Funds, should not be considered a substitute for the Funds’ own performance, and should not be considered indicative of the Funds’ future performance..

The tables below provide the past performance of a composite of all client accounts managed by the Adviser on a fully discretionary basis with substantially similar objectives, policies and strategies employed by the Adviser to manage each Fund (each a “Composite”).  The accounts comprising each Composite are managed by the respective Fund’s portfolio managers.

The tables below present supplemental performance information for each Composite as a whole. Because of the similarities between each Fund and their corresponding Composite, this information may help provide an indication of a Fund’s risks by showing how a similar Composite has performed historically. The performance of the Composite, however, is not the performance of the corresponding Fund, and you should not assume that the Fund or the Composite will have the same performance in the future.  Each Composite includes all of the accounts managed by the portfolio managers that have investment objectives, policies and strategies that are substantially similar to those of the corresponding Fund.

The Composite returns were prepared by the Adviser on a total return basis and include realized and unrealized gains or losses plus accrued income and the reinvestment of all dividends and interest.  All returns reflect the deduction of the actual investment advisory fees charged, brokerage commissions and execution costs paid by the accounts, without provision for Federal or state income taxes.  Custodial fees, if any, were not included in the calculations.  The tables also show the total return for a broad-based securities market index for the periods indicated.

The client accounts comprising each Composite are not subject to the same types of expenses incurred by the Funds, including service fees for fund administration, transfer agency, fund accounting, and audit fees, federal and state registration fees, and other various expenses.  The client accounts are also not subject to certain investment limitations, diversification requirements and other restrictions imposed on the Funds by the 1940 Act and the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”).  The performance results of each Composite would have been lower if the client accounts included in the Composite had been subject to the Funds’ expenses or had been regulated as investment companies under Federal securities laws.

The following tables show the returns of each Composite for the periods indicated.  This performance data is for the Composites and does not reflect the performance results of the Funds.  This performance data should not be considered indicative of the Funds’ future performance.

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All Cap Growth Equity Composite - Total Annualized Returns

		For the Periods Ended December 31, 2015
	Year-to-Date ([...])	One Year	Five Years	Since Inception 5/31/2005
All-Cap Growth Equity Composite (Net of Fees) 1	[...]%	7.35%	17.75%	11.34%
Russell 3000® Growth Index2 (reflects no deduction for fees, expenses or taxes)	[...]%	12.44%	15.89%	9.09%

1
The Adviser was established as a registered investment adviser on May 1, 2014.  Prior to May 1, 2014, the All-Cap Growth Equity Composite performance, characteristics and portfolio information represents results achieved by the Jackson Square team at Delaware Investments prior to the establishment of the Adviser.  The investment strategy remains the same.

2
The Russell 3000® Growth Index measures the growth segment of the U.S. equity universe.  It includes those Russell 3000® Index companies with higher growth earning potential, as defined by Russell's leading style methodology.

Focus Global Growth Equity Composite - Total Annualized Returns

		For the Periods Ended December 31, 2015
	Year-to-Date ([...])	One Year	Five Years	Since Inception 1/1/2009
Focus Global Growth Equity Composite (Net of Fees) 1	[...]%	3.28%	13.10%	18.88%
MSCI All Country World Index2 (reflects no deduction for fees, expenses or taxes)	[...]%	4.16%	9.17%	13.05%

1
The Adviser was established as a registered investment adviser on May 1, 2014.  Prior to May 1, 2014, the Focus Global Growth Equity Composite performance, characteristics and portfolio information represents results achieved by the Jackson Square team at Delaware Investments prior to the establishment of the Adviser.  The investment strategy remains the same.

2	The MSCI All Country World Index is a free float adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets.

Select 20 Growth Equity Composite - Total Annualized Returns

		For the Periods Ended December 31, 2015
	Year-to-Date ([...])	One Year	Five Years	Since Inception 4/30/2005
Select 20 Growth Equity Composite (Net of Fees) 1	[...]%	14.68%	17.28%	11.50%
Russell 3000® Growth Index2 (reflects no deduction for fees, expenses or taxes)	[...]%	12.44%	15.89%	9.56%

1
The Adviser was established as a registered investment adviser on May 1, 2014.  Prior to May 1, 2014, the Select 20 Growth Equity Composite performance, characteristics and portfolio information represents results achieved by the Jackson Square team at Delaware Investments prior to the establishment of the Adviser.  The investment strategy remains the same.

2
The Russell 3000® Growth Index measures the growth segment of the U.S. equity universe.  It includes those Russell 3000® Index companies with higher growth earning potential, as defined by Russell's leading style methodology.

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SMID Cap Growth Composite - Total Annualized Returns

		For the Periods Ended December 31, 2015
	Year-to-Date ([...])	One Year	Five Years	Since Inception 4/30/2005
SMID Cap Growth – Focus Equity Composite (Net of Fees) 1	[...]%	3.25%	20.35%	15.09%
Russell 2500® Growth Index2 (reflects no deduction for fees, expenses or taxes)	[...]%	7.05%	17.27%	10.84%
1
The Adviser was established as a registered investment adviser on May 1, 2014.  Prior to May 1, 2014, the SMID-Cap Growth – Focus Equity Composite performance, characteristics and portfolio information represents results achieved by the Jackson Square team at Delaware Investments prior to the establishment of the Adviser.  The investment strategy remains the same.

2
The Russell 2500® Growth Index measures the performance of the small to mid-cap growth segment of the U.S. equity universe. It includes those Russell 2500® companies with higher growth earning potential, as defined by Russell’s leading style methodology.

U.S. Growth Composite - Total Annualized Returns

For the Periods Ended December 31, 2015
	Year-to-Date ([...])	One Year	Five Years	Ten Years
U.S. Growth Composite (Net of Fees)	[...]%	[...]%	[...]%	[...]%
Russell 1000® Growth Index1 (reflects no deduction for fees, expenses or taxes)	[...]%	[...]%	[...]%	[...]%
1
The Russell 1000® Growth Index measures the performance of the large cap growth segment of the U.S. equity universe.  It includes those Russell 1000 Index companies with higher growth earning potential as defined by Russell's leading style methodology.

Shareholder Information

Pricing of Fund Shares

The price of each class of a Fund’s shares is its net asset value (“NAV”).  The NAV of each class of shares is calculated by dividing the total value of the assets of each class, less the liabilities of each class, by the number of shares outstanding of each class.  The NAV of each class is calculated at the close of regular trading of the NYSE, which is generally 4:00 p.m., Eastern time.  The NAV will not be calculated nor may investors purchase or redeem Fund shares on days that the NYSE is closed for trading, even though certain Fund securities (i.e., foreign or debt securities) may trade on days the NYSE is closed, and such trading may materially affect a Fund’s NAV.

Each Fund’s securities for which market quotations are readily available are generally valued at their market price.  When market quotations are not readily available, a security or other asset is valued at its fair value as determined under fair value pricing procedures approved by the Board of Trustees.  These fair value pricing procedures will also be used to price a security when corporate events, events in the securities market and/or world events cause the Adviser to believe that a security’s last sale price may not reflect its actual market value.  The intended effect of using fair value pricing procedures is to ensure that each Fund is accurately priced.  The Board of Trustees will regularly evaluate whether the Trust’s fair value pricing procedures continue to be appropriate in light of the specific circumstances of each Fund and the quality of prices obtained through the application of such procedures by the Trust’s valuation committee.

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When fair value pricing is employed, the security prices that a Fund uses to calculate its NAV may differ from quoted or published prices for the same securities.  Due to the subjective and variable nature of fair value pricing, it is possible that the fair value determined for a particular security may be materially different (higher or lower) from the price of the security quoted or published by others or the value when trading resumes or realized upon its sale.  Therefore, if a shareholder purchases or redeems Fund shares when the Fund holds securities priced at a fair value, the number of shares purchased or redeemed may be higher or lower than it would be if the Fund were using market value pricing.

In the case of foreign securities, the occurrence of certain events (such as a significant surge or decline in the U.S. or other markets) after the close of foreign markets, but prior to the time a Fund’s NAV is calculated will often result in an adjustment to the trading prices of foreign securities when foreign markets open on the following business day.  If such events occur, the Fund will value foreign securities at fair value, taking into account such events, in calculating the NAV.  In such cases, use of fair valuation can reduce an investor’s ability to profit by estimating the Fund’s NAV in advance of the time the NAV is calculated.  The Trust anticipates that a Fund’s portfolio holdings will be fair valued only if market quotations for those holdings are unavailable or considered unreliable.

Class Descriptions

The Funds offer three different share classes — Investor Class, Institutional Class, and IS Class.  Sales charges and fees vary between the Funds’ classes.  All of the Funds’ share classes are available directly through the Funds’ Transfer Agent and certain share classes may be available through select financial intermediaries.  You should carefully consider the differences in the fee and sales charge structures as well as the length of time you wish to invest in a Fund before choosing which class to purchase.  Please review the “Fees and Expenses of the Fund” sections of this prospectus and the information below before investing.  Consult with your financial intermediary to help you determine which class is most appropriate for you, subject to platform availability.

Investor Class Shares

Investor Class shares are purchased with no upfront sales charge so the full amount of your purchase is invested in the Funds.  Investor Class shares are subject to annual Distribution and Service (Rule 12b-1) Fees of up to 0.25% of the average daily net assets of the Investor Class shares.  See “Rule 12b-1 Distribution Fees and Shareholder Service Plan Fees” below for further information.  Investor Class shares may be converted to Institutional Class shares if your account balance exceeds the initial minimum investment for Institutional Class shares described below.  To inquire about converting your Investor Class shares to Institutional Class shares, please contact your financial intermediary or the Funds at [...].

Institutional Class shares

Institutional Class shares are purchased with no upfront sales charge so the full amount of your purchase is invested in the Funds.  Institutional Class shares are not subject to annual Distribution and Service (Rule 12b-1) Fees.

The Institutional Class is generally limited to institutional investors and/or certain other designated individuals or programs, including the following:

•
Clients of financial intermediaries that have an agreement in place with Quasar Distributors, LLC (the “Distributor”) or its affiliates who charge clients an ongoing fee for advisory, investment, consulting or similar services;

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•	Clients of financial intermediaries that have an agreement in place with the Distributor or its affiliates that charge their clients transaction fees with respect to their investments in the Funds;

•	Individuals and institutional investors such as defined benefit plans, foundations or endowments, that meet the minimum initial investment set by the Fund;

•	Institutions and individuals that use trust departments or family/multi-family offices that exercise investment discretion;

•
Certain retirement and benefit plans, including pension plans and employer sponsored retirement plans established under Section 403(b) or Section 457 of the Internal Revenue Code, or qualified under Section 401, of the Internal Revenue Code;

•	Certain qualified plans under Section 529 of the Internal Revenue Code;

•	Certain insurance related products that have an agreement in place with the Distributor or its affiliates;

•	Certain advisory accounts of the Adviser or its affiliates;

•
Trustees and officers of the Trust; directors, officers and employees of the Adviser and its affiliates (including the spouse, life partner, or minor children under 21 of any such person); any trust or individual retirement account or self-employed retirement plan for the benefit of any such person; or the estate of any such person; and

•	Employee retirement plans sponsored by, affiliates of, or employees (including their immediate families) of, the Adviser or its affiliates.

At the time you purchase shares of a Fund, you should inform your financial intermediary or the Transfer Agent of your qualifications to invest in Institutional Class shares.  Institutional Class shares may also be offered through financial intermediaries that charge their customers transaction or other distribution or service fees with respect to their customers’ investments in the Funds.  The minimum initial investment for Institutional Class shares may be waived or reduced by the Funds at any time.  In addition, a Fund may, in its sole discretion, accept investment in Institutional Class shares from purchases not listed above.

IS Class shares

IS Class shares are offered to the following investors, provided that these investors do not require the Funds or an affiliate of the Funds (including the Funds’ Adviser and any affiliate of the Adviser) to make or pay any type of servicing, administrative, or revenue sharing payments with respect to IS Shares:

•
Qualified retirement plans, including, but not limited to 401(k) plans, 457 plans, employer sponsored 403(b) plans, defined benefit plans and other accounts or plans whereby IS Shares are held on the books of the Fund through omnibus accounts (either at the plan level or the level of the plan administrator);

•	Bank and trust companies;

•	Insurance companies;

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•	Registered investment companies;

•	Non-qualified deferred compensation plans; and

•	Other institutional investors that:

o	Meet a $2,500,000 minimum initial investment requirement; and

o	Hold interests in the Fund through a single plan level account held directly through the Fund and not traded through an intermediary.

Such availability will be subject to each Fund’s determination of the eligibility of investment in IS Shares.  The $2,500,000 minimum initial investment amount may be waived subject to the Fund’s discretion, and/or purchased by or through:

•	Certain registered open-end investment companies whose shares are distributed by the Distributor;

•	Accounts held by, or for the benefit of, an affiliate of the Fund; or

•	Investments made in connection with certain reorganizations as approved by the Fund.

If the value of your account falls below the minimum initial investment requirements for IS Shares as a result of share redemptions or you no longer meet one of the waiver criteria set forth above, your account may be subject to involuntary redemption, as applicable (see “The Funds’ Right to Redeem an Account” section for more information). You will be notified prior to any such redemptions.

Rule 12b-1 Distribution and Service Fees

The Trust has adopted a Rule 12b-1 Plan under which the Funds are authorized to pay to the Distributor or such other entities as approved by the Board of Trustees, as compensation for the distribution-related and/or shareholder services provided by such entities, an annual fee of up to 0.25% of the average daily net assets of the Investor Class. The Distributor may pay any or all amounts received under the Rule 12b-1 Plan to other persons, including the Adviser or its affiliates, for any distribution service or activity designed to retain Fund shareholders.

Because the Distribution and Service (12b-1 ) Fees are paid on an ongoing basis, your investment cost over time may be higher than paying other types of sales charges.

Shareholder Servicing Plan Fees

The Trust has adopted a Shareholder Servicing Plan under which the Investor and Institutional Class of each Fund may pay a shareholder servicing fee of up to […]% of the class’ respective average daily net assets for non-distribution personal shareholder services provided to the Fund by financial institutions, including the Adviser or its affiliates. Non-distribution personal shareholder services for which such fees are paid may include: establishing and maintaining shareholder accounts; processing subscriptions, redemptions, distributions, and tax reports; forwarding communications from the Fund to its shareholders; responding to shareholder inquiries; and making modifications to shareholder account records and options.

How to Purchase Fund Shares

Shares of each Fund are purchased at the NAV per share next calculated after your purchase order is received in good order by the Fund (as defined below). Shares may be purchased directly from the Funds or through a financial intermediary, including but not limited to, certain brokers, financial planners, financial advisors, banks, insurance companies, retirement, benefit and pension plans or certain packaged investment products.

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Shares of the Funds have not been registered and are not offered for sale outside of the United States.  The Funds generally do not sell shares to investors residing outside the United States, even if they are United States citizens or lawful permanent residents, except to investors with United States military APO or FPO addresses or in certain other circumstances where the Chief Compliance Officer and Anti-Money Laundering Officer for the Trust conclude that such sale is appropriate and is not in contravention of U.S. law.

A service fee, currently $25, as well as any loss sustained by a Fund, will be deducted from a shareholder’s account for any purchases that do not clear.  The Funds and U.S. Bancorp Fund Services, LLC, the Funds’ transfer agent (the “Transfer Agent”), will not be responsible for any losses, liability, cost or expense resulting from rejecting any purchase order.  Your initial order will not be accepted until a completed account application (an “Account Application”) is received by the Fund or the Transfer Agent.

Investment Minimums.
The Funds’ minimum initial and subsequent investment amounts are shown below.

	Investor Class	Institutional Class	IS Class
Minimum Initial Investment	$[...]	$[...]	$[...]
Subsequent Minimum Investment	$[...]	$[...]	$[...]

Although not limited to the list below, a Fund may waive or reduce the initial or subsequent minimum investment amounts in any of following circumstances:

•	Investors making purchases through financial intermediaries that aggregate customer accounts to accumulate the minimum initial investment;
•	Clients of financial intermediaries who charge clients an ongoing fee for advisory, investment, consulting or similar services;
•	Clients of financial intermediaries that charge their clients transaction fees with respect to their investments in the Funds;
•	Financial institutions, corporations, trusts, endowments, foundations, estates, education, religious and charitable organizations;
•	Institutions or high net worth individuals using a trust or custodial platform;
•
Certain retirement and benefit plans, including pension plans and employer sponsored retirement plans established under Section 403(b) or Section 457 of the Internal Revenue Code, or qualified under Section 401, of the Internal Revenue Code;

•	Certain qualified plans under Section 529 of the Internal Revenue Code, as amended;
•	Certain insurance related products;
•	Certain advisory accounts of the Adviser or its affiliates;
•	Trustees and Officers of the Trust; and
•	Employees (including their immediate families) of the Adviser or its affiliates.

Each Fund reserves the right to waive the minimum initial or subsequent investment amounts at its discretion.  Shareholders will be given at least 30 days’ written notice of any increase in the minimum dollar amount of initial or subsequent investments.

Purchases through Financial Intermediaries.  For share purchases through a financial intermediary, you must follow the procedures established by your financial intermediary.  Your financial intermediary is responsible for sending your purchase order and payment to the Funds’ Transfer Agent.  Your financial intermediary holds the shares in your name and receives all confirmations of purchases and sales from the Funds.  Your financial intermediary may charge for the services that it provides to you in connection with processing your transaction order or maintaining an account with them.

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If you place an order for a Fund’s shares through a financial intermediary that is authorized by the Fund to receive purchase and redemption orders on its behalf (an “Authorized Intermediary”), your order will be processed at the NAV next calculated after receipt by the Authorized Intermediary, consistent with applicable laws and regulations.  Authorized Intermediaries are authorized to designate other Authorized Intermediaries to receive purchase and redemption orders on a Fund’s behalf.

If your financial intermediary is not an Authorized Intermediary, your order will be processed at the NAV next calculated after the Transfer Agent receives your order from your financial intermediary.  Your financial intermediary must agree to send immediately available funds to the Transfer Agent in the amount of the purchase price in accordance with the Transfer Agent’s procedures.  If payment is not received within the time specified, the Transfer Agent may rescind the transaction and your financial intermediary will be held liable for any resulting fees or losses.  Financial intermediaries that are not Authorized Intermediaries may set cut-off times for the receipt of orders that are earlier than the cut-off times established by the Funds.

Purchase Requests Must be Received in Good Order
Your share price will be the next NAV per share calculated after the Transfer Agent or your Authorized Intermediary receives your purchase request in good order.  “Good order” means that your purchase request includes:

•	The name of the Fund(s) to be purchased;
•	The class of shares to be purchased;
•	The dollar amount of shares to be purchased;
•	Your account application or investment stub; and
•	A check payable to the name of the Fund(s) or a wire transfer received by the Fund(s).

An Account Application or subsequent order to purchase Fund shares is subject to acceptance by the Fund and is not binding until so accepted.  Each Fund reserves the right to reject any Account Application or purchase order if, in its discretion, it is in the Fund’s best interest to do so.  For example, a purchase order may be refused if it appears so large that it would disrupt the management of the Fund.  Purchases may also be rejected from persons believed to be “market-timers,” as described under “Tools to Combat Frequent Transactions,” below.  Accounts opened by entities, such as credit unions, corporations, limited liability companies, partnerships or trusts, will require additional documentation.  Please note that if any information listed above is missing, your Account Application will be returned and your account will not be opened.

Upon acceptance by a Fund, all purchase requests received in good order before the close of the NYSE (generally 4:00 p.m., Eastern time) will be processed at the NAV next calculated after receipt.  Purchase requests received after the close of the NYSE will be priced on the next business day.

Purchase by Mail.  To purchase a Fund’s shares by mail, simply complete and sign the Account Application or investment stub and mail it, along with a check made payable to the Fund, to:

Regular Mail Jackson Square Partners Funds c/o U.S. Bancorp Fund Services, LLC P.O. Box 701 Milwaukee, WI 53201-0701	Overnight or Express Mail Jackson Square Partners Funds c/o U.S. Bancorp Fund Services, LLC 615 East Michigan Street, 3rd Floor Milwaukee, WI 53202

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The Funds do not consider the U.S. Postal Service or other independent delivery services to be their agents.  Therefore, a deposit in the mail or with such services, or receipt at U.S. Bancorp Fund Services, LLC post office box, of purchase orders or redemption requests does not constitute receipt by the Funds’ Transfer Agent.  All purchase checks must be in U.S. dollars drawn on a domestic financial institution.  The Funds will not accept payment in cash or money orders.  To prevent check fraud, the Funds will not accept third party checks, Treasury checks, credit card checks, traveler’s checks or starter checks for the purchase of shares.  The Funds are unable to accept post-dated checks or any conditional order or payment.

Purchase by Wire.  If you are making your first investment in a Fund, the Transfer Agent must have a completed Account Application before you wire the funds.  You can mail or use an overnight service to deliver your Account Application to the Transfer Agent at the above address.  Upon receipt of your completed Account Application, the Transfer Agent will establish an account for you.  Once your account has been established, you may instruct your bank to send the wire.  Prior to sending the wire, please call the Transfer Agent at [...] to advise them of the wire and to ensure proper credit upon receipt.  Your bank must include the name of the Fund(s), your name and your account number so that your wire can be correctly applied.  Your bank should transmit immediately available funds by wire to:

Wire to:	U.S. Bank, N.A.
ABA Number:	075000022
Credit:	U.S. Bancorp Fund Services, LLC
Account:	112-952-137
Further Credit:	[Name of the Fund(s)]
[Class of shares to be purchased]
[Shareholder Name/Account Registration]
[Shareholder Account Number]

Wired funds must be received prior to the close of the NYSE (generally 4:00 p.m., Eastern time) to be eligible for same day pricing.  The Funds and U.S. Bank, N.A., the Funds’ custodian, are not responsible for the consequences of delays resulting from the banking or Federal Reserve wire system, or from incomplete wiring instructions.

Investing by Telephone.  You may not make initial purchases of Fund shares by telephone. If you have accepted telephone transactions on your Account Application or have been authorized to perform telephone transactions by subsequent arrangement in writing with the Funds, and your account has been open for at least 15 calendar days, you may purchase additional shares by telephoning the Funds toll free at [...].  This option allows investors to move money from their bank account to their Fund account upon request.  Only bank accounts held at domestic financial institutions that are Automated Clearing House (“ACH”) members may be used for telephone transactions.  The minimum telephone purchase amount is $100, provided you also meet the applicable investment minimums described above.  If your order is received prior to the close of the NYSE (generally 4:00 p.m., Eastern time), shares will be purchased in your account at the NAV determined on the day your order is placed.  Shareholders may encounter higher than usual call waiting times during periods of high market activity.  Please allow sufficient time to place your telephone transaction.  The Funds are not responsible for delays due to communications or transmission outages or failure.

Subsequent Investments.  Subject to any minimum investment amounts described above, you may add to your account at any time by purchasing shares by mail, by telephone or by wire.  Shareholders will be given at least 30 days’ written notice of any increase in the minimum dollar amount of subsequent investments.  You must call to notify the Funds at [...] before wiring.  An investment stub, which is attached to your individual account statement, should accompany any investments made through the mail.  All subsequent purchase requests must include your shareholder account number.

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Automatic Investment Plan.  For your convenience, each Fund offers an Automatic Investment Plan (“AIP”).  Under the AIP, after your initial investment, you may authorize a Fund to automatically withdraw any amount of at least $100 that you wish to invest in the Fund, on a monthly or quarterly basis, from your checking or savings account.  In order to participate in the AIP, your bank must be a member of the ACH network.  If you wish to enroll in the AIP, the appropriate section in the Account Application must be completed.  A Fund may terminate or modify this privilege at any time.  You may terminate your participation in the AIP at any time by notifying the Transfer Agent five days prior to the next scheduled withdrawal.  A fee will be charged if your bank does not honor the AIP draft for any reason.

Anti-Money Laundering Program.  The Trust has established an Anti-Money Laundering Compliance Program (the “Program”) as required by the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 (the “USA PATRIOT Act”) and related anti-money laundering laws and regulations.  To ensure compliance with these laws and regulations, the Account Application asks for, among other things, the following information for all “customers” seeking to open an “account” (as those terms are defined in rules adopted pursuant to the USA PATRIOT Act):

•	Full name;
•	Date of birth (individuals only);
•	Social Security or taxpayer identification number; and
•	Permanent street address (a P.O. Box number alone is not acceptable).

In compliance with the USA PATRIOT Act and other applicable anti-money laundering laws and regulations, the Transfer Agent will verify the information on your application as part of the Program.  The Funds reserve the right to request additional clarifying information and may close your account if such clarifying information is not received by the Funds within a reasonable time of the request or if the Funds cannot form a reasonable belief as to the true identity of a customer.  If you require additional assistance when completing your application, please contact the Transfer Agent at [...].

Cancellations and Modifications.  The Funds will not accept a request to cancel or modify a transaction once processing has begun.  Please exercise care when placing a transaction request.

How to Redeem Fund Shares

In general, orders to sell or “redeem” shares may be placed directly with the Funds or through a financial intermediary.  You may redeem all or part of your investment in a Fund’s shares on any business day that the Fund calculates its NAV.

However, if you originally purchased your shares through a financial intermediary, your redemption order must be placed with the same financial intermediary in accordance with their established procedures.  Your financial intermediary is responsible for sending your order to the Transfer Agent and for crediting your account with the proceeds.  Your financial intermediary may charge for the services that they provide to you in connection with processing your transaction order or maintaining an account with them.

Shareholders who have an IRA or other retirement plan must indicate on their redemption request whether to withhold federal income tax.  Redemption requests failing to indicate an election not to have tax withheld will generally be subject to 10% withholding.

Payment of Redemption Proceeds.  You may redeem your Fund shares at a price equal to the NAV per share next determined after the Transfer Agent or an Authorized Intermediary receives your redemption request in good order.  Your redemption request cannot be processed on days the NYSE is closed.  All requests received by a Fund in good order after the close of the regular trading session of the NYSE (generally 4:00 p.m., Eastern time) will be processed on the next business day.

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A redemption request will be deemed in “good order” if it includes:

•	The shareholder’s name;
•	The name of the Fund to be redeemed;
•	The class of shares to be redeemed;
•	The account number;
•	The share or dollar amount to be redeemed; and
•	Signatures by all shareholders on the account and signature guarantee(s), if applicable.

Additional documents are required for certain types of redemptions, such as redemptions from accounts held by credit unions, corporations, limited liability companies, or partnerships, or from accounts with executors, trustees, administrators or guardians.  Please contact the Transfer Agent to confirm the requirements applicable to your specific redemption request.  Redemption requests that do not have the required documentation will be rejected.

While redemption proceeds may be paid by check sent to the address of record, the Funds are not responsible for interest lost on such amounts due to lost or misdirected mail.  Redemption proceeds may be wired to your pre-established bank account or proceeds may be sent via electronic funds transfer through the ACH network using the bank instructions previously established for your account.  Redemption proceeds will typically be sent on the business day following your redemption.  Wires are subject to a $15 fee.  There is no charge to have proceeds sent via ACH; however, funds are typically credited to your bank within two to three days after redemption.  Except as set forth below, proceeds will be paid within seven calendar days after a Fund receives your redemption request.  Each Fund reserves the right to suspend or postpone redemptions as permitted pursuant to Section 22(e) of the 1940 Act and as described below.

Please note that if the Transfer Agent has not yet collected payment for the shares you are redeeming, it may delay sending the proceeds until the payment is collected, which may take up to 12 calendar days from the purchase date.  Furthermore, there are certain times when you may be unable to sell Fund shares or receive proceeds.  Specifically, a Fund may suspend the right to redeem shares or postpone the date of payment upon redemption for more than seven calendar days: (1) for any period during which the NYSE is closed (other than customary weekend or holiday closings) or trading on the NYSE is restricted; (2) for any period during which an emergency exists as a result of which disposal by the Fund of securities owned by it is not reasonably practicable or it is not reasonably practicable for the Fund to fairly determine the value of its net assets; or (3) for such other periods as the SEC may by order permit.  Your ability to redeem shares by telephone will be restricted for 15 calendar days after you change your address.  You may change your address at any time by telephone or written request, addressed to the Transfer Agent.  Confirmations of an address change will be sent to both your old and new address.

Redemption proceeds will be sent to the address of record.  The Transfer Agent may require a signature guarantee for certain redemption requests.  A signature guarantee assures that your signature is genuine and protects you from unauthorized account redemptions.  Signature guarantees can be obtained from banks and securities dealers, but not from a notary public.  A signature guarantee, from either a Medallion program member or a non-Medallion program member, of each owner is required in the following situations:

•	If ownership is being changed on your account;
•	When redemption proceeds are payable or sent to any person, address or bank account not on record;
•	If a change of address request has been received by the Transfer Agent within the last 15 calendar days; and
•	For all redemptions in excess of $100,000 from any shareholder account.

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Non-financial transactions, including establishing or modifying certain services on an account, may require a signature guarantee, signature verification from a Signature Validation Program member, or other acceptable form of authentication from a financial institution source.

In addition to the situations described above, each Fund and/or the Transfer Agent reserve(s) the right to require a signature guarantee or other acceptable signature verification in other instances based on the circumstances relative to the particular situation.

Redemption by Mail.  You may execute most redemptions by furnishing an unconditional written request to the Funds to redeem your shares at the current NAV per share.  Written redemption requests should be sent to the Transfer Agent at:

Regular Mail Jackson Square Partners Funds c/o U.S. Bancorp Fund Services, LLC P.O. Box 701 Milwaukee, WI 53201-0701	Overnight or Express Mail Jackson Square Partners Funds c/o U.S. Bancorp Fund Services, LLC 615 East Michigan Street, 3rd Floor Milwaukee, WI 53202

The Funds do not consider the U.S. Postal Service or other independent delivery services to be their agents. Therefore, deposit in the mail or with such services, or receipt at U.S. Bancorp Fund Services, LLC post office box, of purchase orders or redemption requests does not constitute receipt by the Transfer Agent of the Funds.

Wire Redemption.  Wire transfers may be arranged to redeem shares.  However, the Transfer Agent charges a fee, currently $15, per wire redemption against your account on dollar specific trades, and from proceeds on complete redemptions and share-specific trades.

Telephone Redemption.  If you have accepted telephone transactions on your Account Application or have been authorized to perform telephone transactions by subsequent arrangement in writing with the Funds, you may redeem shares, in amounts of $100,000 or less, by instructing the Funds by telephone at [...].  A signature guarantee, signature verification from a Signature Validation Program member, or other acceptable form of authentication from a financial institution source may be required of all shareholders in order to qualify for or to change telephone redemption privileges on an existing account.  Telephone redemptions will not be made if you have notified the Transfer Agent of a change of address within 15 calendar days before the redemption request.  If you have a retirement account, you may not redeem shares by telephone.  Shareholders may encounter higher than usual call waiting times during periods of high market activity.  Please allow sufficient time to place your telephone transaction.  The Funds are not responsible for delays due to communication or transmission outages or failures.

Note:  Neither the Funds nor any of their service providers will be liable for any loss or expense in acting upon instructions that are reasonably believed to be genuine.  To confirm that all telephone instructions are genuine, the Funds will use reasonable procedures, such as requesting that you correctly state:

•	Your Fund account number;
•	The name in which your account is registered; and/or
•	The Social Security or taxpayer identification number under which the account is registered.

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If an account has more than one owner or person authorized to perform transactions, the Funds will accept telephone instructions from any one owner or authorized person.

Systematic Withdrawal Plan.  Each Fund offers a systematic withdrawal plan (“SWP”) whereby shareholders or their representatives may request that a redemption in a specific dollar amount of at least $100 be sent to them each month, calendar quarter or annually.  Investors may choose to have a check sent to the address of record, or proceeds may be sent to a pre-designated bank account via the ACH network.  To start this program, your account must have Fund shares with a value of at least $10,000.  This program may be terminated or modified by a Fund at any time.  Any request to change or terminate your SWP should be communicated in writing or by telephone to the Transfer Agent no later than five days before the next scheduled withdrawal.  A withdrawal under the SWP involves redemption of Fund shares, and may result in a gain or loss for federal income tax purposes.  In addition, if the amount withdrawn exceeds the amounts credited to your account, the account ultimately may be depleted.  To establish the SWP, complete the SWP section of the Account Application.  Please call [...] for additional information regarding the SWP.

The Funds’ Right to Redeem an Account.  Each Fund reserves the right to redeem the shares of any shareholder whose account balance is less than $[...] for Investor Class, $[...] for Institutional Class, or $[...] for IS Class, other than as a result of a decline in the NAV of a Fund.  The Fund will provide a shareholder with written notice 30 days prior to redeeming the shareholder’s account.

Redemption-in-Kind.  Each Fund generally pays redemption proceeds in cash.  However, under unusual conditions that make the payment of cash unwise (and for the protection of the Fund’s remaining shareholders), a Fund may pay all or part of a shareholder’s redemption proceeds in portfolio securities with a market value equal to the redemption price (redemption-in-kind).

Specifically, if the amount you are redeeming from a Fund during any 90-day period is in excess of the lesser of $250,000 or 1% of the Fund’s net assets, valued at the beginning of such period, the Fund has the right to redeem your shares by giving you the amount that exceeds $250,000 or 1% of the Fund’s net assets in securities instead of cash.  If a Fund pays your redemption proceeds by a distribution of securities, you could incur taxes, brokerage commissions or other charges in converting the securities to cash, and you may incur a taxable capital gain or loss as a result of the distribution.  In addition, you may incur brokerage commissions or other charges in converting the securities to cash, and you will bear any market risks associated with such securities until they are converted into cash.

Cancellations and Modifications.  The Funds will not accept a request to cancel or modify a transaction once processing has begun.  Please exercise care when placing a transaction request.

How to Exchange Fund Shares
You may exchange all or a portion of your investment from a Fund to any other Fund in the Trust that the Adviser manages within the same class. Be sure to confirm with the Transfer Agent that the Fund into which you exchange is available for sale in your state.  Not all Funds available for exchange may be available for purchase in your state. Any new account established through an exchange will be subject to the minimum investment requirements described above under “How to Purchase Fund Shares,” unless the account qualifies for a waiver of the minimum initial investment requirement.  Exchanges will be executed on the basis of the relative NAV of the shares exchanged.  An exchange is considered to be a redemption of shares for federal income tax purposes on which you may realize a taxable capital gain or loss.

You may make exchanges only between identically registered accounts (name(s), address, and taxpayer ID number).  There is currently no limit on exchanges, but each Fund reserves the right to limit exchanges (See “Tools to Combat Frequent Transactions”).

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Exchanges By Mail.  To exchange Fund shares by mail, simply complete a written request and mail it to the Funds:

Regular Mail Jackson Square Partners Funds c/o U.S. Bancorp Fund Services, LLC P.O. Box 701 Milwaukee, WI 53201-0701	Overnight or Express Mail Jackson Square Partners Funds c/o U.S. Bancorp Fund Services, LLC 615 East Michigan Street, 3rd Floor Milwaukee, WI 53202

The written request must contain the following information:

•	Your account number;
•	The names of each Fund and Share Class you are exchanging;
•	The dollar amount or number of shares you want to sell (and exchange); and
•	A completed Account Application for the Fund into which you want to exchange if you desire different account privileges than those currently associated with your Fund account.

The Funds do not consider the U.S. Postal Service or other independent delivery services to be their agents. Therefore, deposit in the mail or with such services, or receipt at U.S. Bancorp Fund Services, LLC post office box, of purchase orders or redemption requests does not constitute receipt by the Transfer Agent of the Funds.

Exchanges by Telephone.  If you accepted telephone transactions on your Account Application or have been authorized to perform telephone transactions by subsequent arrangement in writing with the Funds, you may exchange your Fund shares by telephone at [...].  During periods of high market activity, shareholders may encounter higher than usual call waiting times.  Please allow sufficient time to place your telephone transaction.  The Funds are not responsible for delays due to communications or transmission outages or failure.

Note:  Neither the Funds nor any of their service providers will be liable for any loss or expense in acting upon instructions that are reasonably believed to be genuine.  To confirm that all telephone instructions are genuine, the Funds will use reasonable procedures, such as requesting that you correctly state:

•	Your Fund account number(s);
•	The name in which your account is registered; and/or
•	The social security or taxpayer identification number under which the account is registered.

Dividends and Distributions

The Funds will make distributions of net investment income and net capital gains, if any, at least annually, typically during the month of December.  The Funds may make additional distributions if deemed to be desirable at another time during the year

All distributions will be reinvested in Fund shares unless you choose one of the following options: (1) receive distributions of net capital gains in cash, while reinvesting net investment income distributions in additional Fund shares; (2) receive all distributions in cash; or (3) reinvest net capital gain distributions in additional Fund shares, while receiving distributions of net investment income in cash.

If you wish to change your distribution option, write or call the Transfer Agent in advance of the payment date of the distribution.  However, any such change will be effective only as to distributions for which the record date is five or more business days after the Transfer Agent has received your request.

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If you elect to receive distributions in cash and the U.S. Postal Service is unable to deliver your check, or if a check remains uncashed for six months, each Fund reserves the right to reinvest the distribution check in your account at such Fund’s then current NAV per share and to reinvest all subsequent distributions.

Tools to Combat Frequent Transactions

The Funds are intended for long-term investors.  Short-term “market-timers” who engage in frequent purchases and redemptions may disrupt a Fund’s investment program and create additional transaction costs that are borne by all of the Funds’ shareholders.  The Board of Trustees has adopted policies and procedures that are designed to discourage excessive, short-term trading and other abusive trading practices that may disrupt portfolio management strategies and harm performance.  The Funds take steps to reduce the frequency and effect of these activities in the Funds.  These steps include, among other things, monitoring trading activity and using fair value pricing.  Although these efforts are designed to discourage abusive trading practices, these tools cannot eliminate the possibility that such activity will occur.  Each Fund seeks to exercise judgment in implementing these tools to the best of its ability and in a manner that it believes is consistent with shareholder interests.  Except as noted herein, the Funds apply all restrictions uniformly in all applicable cases.

Monitoring Trading Practices.  The Funds monitor selected trades in an effort to detect excessive short-term trading activities.  If, as a result of this monitoring, a Fund believes that a shareholder has engaged in excessive short-term trading, it may, in its discretion, ask the shareholder to stop such activities or refuse to process purchases in the shareholder’s accounts.  In making such judgments, each Fund seeks to act in a manner that it believes is consistent with the best interests of its shareholders.  The Funds use a variety of techniques to monitor for and detect abusive trading practices.  These techniques may change from time to time as determined by the Funds in their sole discretion.  To minimize harm to the Funds and their shareholders, each Fund reserves the right to reject any purchase order (but not a redemption request), in whole or in part, for any reason and without prior notice.  A Fund may decide to restrict purchase and sale activity in its shares based on various factors, including whether frequent purchase and sale activity will disrupt portfolio management strategies and adversely affect Fund performance.

Fair Value Pricing.  Each Fund employs fair value pricing selectively to ensure greater accuracy in its daily NAVs and to prevent dilution by frequent traders or market timers who seek to take advantage of temporary market anomalies.  The Board of Trustees has developed procedures which utilize fair value pricing when reliable market quotations are not readily available or when corporate events, events in the securities market and/or world events cause the Adviser to believe that a security’s last sale price may not reflect its actual market value.  Valuing securities at fair value involves reliance on judgment.  Fair value determinations are made in good faith in accordance with procedures adopted by the Board of Trustees.  There can be no assurance that a Fund will obtain the fair value assigned to a security if it were to sell the security at approximately the time at which the Fund determines its NAV per share.  More detailed information regarding fair value pricing can be found in this Prospectus under the heading entitled “Pricing of Fund Shares.”

Due to the complexity and subjectivity involved in identifying abusive trading activity and the volume of shareholder transactions each Fund handles, there can be no assurance that a Fund’s efforts will identify all trades or trading practices that may be considered abusive.  In particular, since each Fund receives purchase and sale orders through Authorized Intermediaries that use group or omnibus accounts, a Fund cannot always detect frequent trading.  However, the Funds will work with Authorized Intermediaries as necessary to discourage shareholders from engaging in abusive trading practices and to impose restrictions on excessive trades.  In this regard, the Funds have entered into information sharing agreements with Authorized Intermediaries pursuant to which these intermediaries are required to provide to the Funds, at a Fund’s request, certain information relating to their customers investing in the Fund through non-disclosed or omnibus accounts.  The Fund will use this information to attempt to identify abusive trading practices.  Authorized Intermediaries are contractually required to follow any instructions from a Fund to restrict or prohibit future purchases from shareholders that are found to have engaged in abusive trading in violation of the Fund’s policies.  However, a Fund cannot guarantee the accuracy of the information provided to it from Authorized Intermediaries and cannot ensure that it will always be able to detect abusive trading practices that occur through non-disclosed and omnibus accounts.  As a result, the Funds’ ability to monitor and discourage abusive trading practices in non-disclosed and omnibus accounts may be limited.

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Tax Consequences

Distributions of each Fund’s net investment company taxable income (which includes, but is not limited to, interest, dividends, net short-term capital gains, and net gains from foreign currency transactions), if any, are generally taxable to the Fund’s shareholders as ordinary income.  To the extent that a Fund’s distributions of net investment company taxable income are designated as attributable to “qualified dividend” income, such income may be subject to tax at the reduced rate of federal income tax applicable to non-corporate shareholders for net long-term capital gains, if certain holding period requirements have been satisfied by the shareholder.  To the extent a Fund’s distributions of net investment company taxable income are attributable to net short-term capital gains, such distributions will be treated as ordinary dividend income for the purposes of income tax reporting and will not be available to offset a shareholder’s capital losses from other investments.  The Funds intend to qualify each year and be treated as a “regulated investment company” (a “RIC”) under the Internal Revenue Code, which allows the Funds to avoid paying taxes at regular corporate rates on their income.  If for any taxable year a Fund fails to qualify as a RIC, the Fund’s taxable income will be subject to federal income tax at regular corporate rates.  The resulting increase to such Fund’s expenses will reduce its performance and its income available for distribution to shareholders.

Distributions of net capital gains (net long-term capital gains less net short-term capital losses) are generally taxable as long-term capital gains (currently at a maximum rate of 20% for individual shareholders in the highest income tax bracket) regardless of the length of time that a shareholder has owned Fund shares, unless you are a tax-exempt organization or are investing through a tax-deferred arrangement such as a 401(k) plan or individual retirement account.

Pursuant to provisions of the Health Care and Education Reconciliation Act, a 3.8% Medicare tax on net investment income (including capital gains and dividends) will also be imposed on individuals, estates and trusts, subject to certain income thresholds.

You will be taxed in the same manner whether you receive your distributions (whether of net investment company taxable income or net capital gains) in cash or reinvest them in additional Fund shares.  Distributions are generally taxable when received.  However, distributions declared in October, November or December to shareholders of record on a date in such a month and paid the following January are taxable as if received on December 31.

Shareholders who sell, or redeem, shares generally will have a capital gain or loss from the sale or redemption.  An exchange of a Fund’s shares for shares of another Fund will be treated as a sale of the Fund’s shares and any gain on the transaction may be subject to federal income tax. The amount of the gain or loss and the applicable rate of federal income tax will depend generally upon the amount paid for the shares, the amount of reinvested taxable distributions, if any, the amount received from the sale or redemption and how long the shares were held by a shareholder.  Any loss arising from the sale or redemption of shares held for six months or less, however, is treated as a long-term capital loss to the extent of any amounts treated as distributions of net capital gain received on such shares.  In determining the holding period of such shares for this purpose, any period during which your risk of loss is offset by means of options, short sales or similar transactions is not counted.  If you purchase Fund shares within 30 days before or after redeeming other Fund shares at a loss, all or part of that loss will not be deductible and will instead increase the basis of the newly purchased shares.

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Shareholders will be advised annually as to the federal tax status of all distributions made by each Fund for the preceding year.  Distributions by the Funds may also be subject to state and local taxes.  Additional tax information may be found in the SAI.

This section is not intended to be a full discussion of federal tax laws and the effect of such laws on you.  There may be other federal, state, foreign or local tax considerations applicable to a particular investor.  You are urged to consult your own tax advisor.

Other Fund Policies

Telephone Transactions.  If you have accepted telephone transactions on your Account Application or have been authorized to perform telephone transactions by subsequent arrangement in writing with the Funds, you may be responsible for fraudulent telephone orders made to your account as long as the Funds have taken reasonable precautions to verify your identity.  In addition, once you place a telephone transaction request, it cannot be canceled or modified.

Policies of Other Financial Intermediaries.  Financial intermediaries may establish policies that differ from those of the Funds.  For example, the institution may charge transaction fees, set higher minimum investments or impose certain limitations on buying or selling shares in addition to those identified in this Prospectus.  Please contact your financial intermediary for details.

Closing the Funds.  The Adviser retains the right to close (or partially close) a Fund to new purchases if it is determined to be in the best interest of the Fund’s shareholders.  Based on market and Fund conditions, the Adviser may decide to close a Fund to new investors, all investors, or certain classes of investors (such as fund supermarkets) at any time.  If a Fund is closed to new purchases it will continue to honor redemption requests, unless the right to redeem shares has been temporarily suspended as permitted by federal law.

Householding. In an effort to decrease costs, the Funds intend to reduce the number of duplicate prospectuses and annual and semi-annual reports you receive by sending only one copy of each to those addresses shared by two or more accounts and to shareholders the Funds reasonably believe are from the same family or household.  If you would like to discontinue householding for your accounts, please call toll-free at [...] to request individual copies of these documents.  Once the Funds receive notice to stop householding, the Funds will begin sending individual copies 30 days after receiving your request.  This Householding policy does not apply to account statements.

Inactive Accounts.  Your mutual fund account may be transferred to the state government of your state of residence if no activity occurs within your account during the “inactivity period” specified in your State’s abandoned property laws.

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Distribution of Fund Shares

The Distributor

Quasar Distributors, LLC is located at 615 East Michigan Street, Milwaukee, Wisconsin 53202, and serves as distributor and principal underwriter to the Funds.  The Distributor is a registered broker-dealer and member of the Financial Industry Regulatory Authority, Inc.  Shares of the Funds are offered on a continuous basis.

Payments to Financial Intermediaries

Each Fund, or class thereof, may pay service fees to intermediaries, such as banks, broker-dealers, financial advisors or other financial institutions, including affiliates of the Adviser, for non-distribution personal shareholder services provided to its shareholders whose shares are held of record in omnibus accounts, other group accounts, or accounts traded through registered securities clearing agents. Non-distribution personal shareholder services for which such fees are paid may include: establishing and maintaining shareholder sub-accounts; processing subscriptions, redemptions, distributions, and tax reports; forwarding communications from the Fund to its shareholders; responding to shareholder inquiries; and making modifications to shareholder account records and options.

The Adviser, out of its own resources and without additional cost to any Fund or its shareholders, may provide additional cash payments to intermediaries who sell shares of the Funds.  These payments are in addition to Rule 12b-1 and shareholder servicing plan fees paid by the Funds, if any, and are sometimes referred to as “revenue sharing.”  Payments are generally made to intermediaries that provide shareholder servicing, marketing support or access to sales meetings, sales representatives and management representatives of the intermediary.  Payments may also be paid to intermediaries for inclusion of a Fund on a sales list, including a preferred or select sales list or in other sales programs.  Compensation may be paid as an expense reimbursement in cases in which the intermediary provides shareholder services to a Fund.  The Adviser may also pay cash compensation in the form of finder’s fees that vary depending on the dollar amount of the shares sold.

Financial Highlights

Because the Funds have recently commenced operations, there are no financial highlights available at this time.

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Investment Adviser
Jackson Square Partners, LLC
101 California Street, Suite 3750
San Francisco, California 94111

Independent Registered Public Accounting Firm
[…]

Legal Counsel
Bernstein, Shur, Sawyer & Nelson, P.A.
100 Middle Street
PO Box 9729
Portland, Maine 04104-5029

Custodian
U.S. Bank N.A.
Custody Operations
1555 North Rivercenter Drive, Suite 302
Milwaukee, Wisconsin 53212

Transfer Agent, Fund Accountant and Fund Administrator
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

Distributor
Quasar Distributors, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

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PRIVACY NOTICE

The Funds collect only relevant information about you that the law allows or requires them to have in order to conduct their business and properly service you.  The Funds collect financial and personal information about you (“Personal Information”) directly (e.g., information on account applications and other forms, such as your name, address, and social security number, and information provided to access account information or conduct account transactions online, such as password, account number, e-mail address, and alternate telephone number), and indirectly (e.g., information about your transactions with us, such as transaction amounts, account balance and account holdings).

The Funds do not disclose any non-public personal information about their shareholders or former shareholders other than for everyday business purposes such as to process a transaction, service an account, respond to court orders and legal investigations or as otherwise permitted by law.  Third parties that may receive this information include companies that provide transfer agency, technology and administrative services to the Funds, as well as the Funds’ investment adviser who is an affiliate of the Funds.  If you maintain a retirement/educational custodial account directly with the Funds, we may also disclose your Personal Information to the custodian for that account for shareholder servicing purposes.  The Funds limit access to your Personal Information provided to unaffiliated third parties to information necessary to carry out their assigned responsibilities to the Funds.  All shareholder records will be disposed of in accordance with applicable law. The Funds maintain physical, electronic and procedural safeguards to protect your Personal Information and requires their third party service providers with access to such information to treat your Personal Information with the same high degree of confidentiality.

In the event that you hold shares of the Funds through a financial intermediary, including, but not limited to, a broker-dealer, bank, credit union or trust company, the privacy policy of your financial intermediary governs how your non-public personal information is shared with unaffiliated third parties.

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Jackson Square Partners Funds
Series of Managed Portfolio Series

FOR MORE INFORMATION

You can find more information about the Funds in the following documents:

Statement of Additional Information
The SAI provides additional details about the investments and techniques of the Funds and certain other additional information.  A current SAI is on file with the SEC and is incorporated into this Prospectus by reference.  This means that the SAI is legally considered a part of this Prospectus even though it is not physically within this Prospectus.

Annual and Semi-Annual Reports
The Funds’ annual and semi-annual reports, when available, will provide additional information about the Funds’ investments.  The annual reports will contain a discussion of the market conditions and investment strategies that affected the Funds’ performance during the Funds’ prior fiscal period.

You can obtain a free copy of these documents and the SAI, request other information, or make general inquiries about the Funds by calling the Funds (toll-free) at [...], by visiting the Jackson Square Partners Funds’ website at www.[...].com or by writing to:

Jackson Square Partners Funds
c/o U.S. Bancorp Fund Services, LLC
P.O. Box 701
Milwaukee, Wisconsin 53201-0701

You can review and copy information, including the Funds’ reports and SAI, at the SEC’s Public Reference Room in Washington, D.C.  You can obtain information on the operation of the Public Reference Room by calling 202-551-8090.  Reports and other information about the Funds are also available:

•	Free of charge from the SEC’s EDGAR database on the SEC’s Internet website at http://www.sec.gov;
•	For a fee, by writing to the SEC’s Public Reference Room, 100 F Street, N.E., Washington, D.C. 20549-1520; or
•	For a fee, by electronic request at the following e-mail address: publicinfo@sec.gov.

(The Trust’s SEC Investment Company Act of 1940 file number is 811-22525)

Table of Contents - Prospectus

Subject to Completion, December 7, 2015

The information in this Statement of Additional Information is not complete and may be changed. We may not sell these securities until the registration statement filed with the U.S. Securities and Exchange Commission becomes effective. This Statement of Additional Information is not an offer to sell these securities and is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.

Jackson Square Partners:	Ticker Symbols
	Investor Class	Institutional Class	IS Class
All Cap Growth Fund	[…]	[…]	[…]
Focus Global Growth Fund	[…]	[…]	[…]
Select 20 Fund	[…]	[…]	[…]
SMID Cap Growth Fund	[…]	[…]	[…]
U.S. Growth Fund	[…]	[…]	[…]

Statement of Additional Information

[…]

This Statement of Additional Information (“SAI”) provides general information about the All Cap Growth Fund, Focus Global Growth Fund, Select 20 Fund, SMID Cap Growth Fund, and U.S. Growth Fund, (each a “Fund” and collectively the “Funds”), each a series of Managed Portfolio Series (the “Trust”).  This SAI is not a prospectus and should be read in conjunction with the Funds’ current prospectus dated […] (the “Prospectus”), as supplemented and amended from time to time.  To obtain a copy of the Prospectus, free of charge, please write or call the Funds at the address or toll-free telephone number below, or visit the Jackson Square Partners Fund website at www.[...].com.

Jackson Square Partners Funds
c/o U.S. Bancorp Fund Services, LLC
P.O. Box 701
Milwaukee, Wisconsin 53201-0701
[…]

Table of Contents - Statement of Additional Information

Table of Contents - Statement of Additional Information

The Trust
The Trust is a Delaware statutory trust organized on January 27, 2011, and is registered with the Securities and Exchange Commission (“SEC”) as an open-end management investment company.  The Funds are series, or mutual funds, of the Trust.  The Funds have three classes of shares: Investor Class shares, Institutional Class shares and IS Class shares.  Each Fund is a non-diversified series, and may invest its assets in a more limited number of issuers than other investment companies, and has its own investment objective and policies.  Shares of other series of the Trust are offered in separate prospectuses and SAIs.  The Funds do not hold themselves out as related to any other series within the Trust for purposes of investment and investor services, nor do they share the same investment adviser with any other series of the Trust.  The Funds’ Prospectus and this SAI are a part of the Trust’s Registration Statement filed with the SEC.  Copies of the Trust’s complete Registration Statement may be obtained from the SEC upon payment of the prescribed fee or may be accessed free of charge at the SEC’s website at www.sec.gov.  As permitted by Delaware law, the Trust’s Board of Trustees (the “Board of Trustees”) may create additional classes of the Funds and may create additional series (and classes thereof) of the Trust and offer shares of these series and classes under the Trust at any time without the vote of shareholders.

All shares of a series shall represent an equal proportionate interest in the assets held with respect to that series (subject to the liabilities held with respect to that series and such rights and preferences as may have been established and designated with respect to classes of shares of such series), and each share of a series shall be equal to each other share of that series.

Shares are voted in the aggregate and not by series or class, except in matters where a separate vote is required by the Investment Company Act of 1940, as amended (the “1940 Act”), or when the matters affect only the interest of a particular series or class.  When matters are submitted to shareholders for a vote, each shareholder is entitled to one vote for each full share owned and fractional votes for fractional shares owned.

The Trust is not required to hold annual meetings of shareholders, and does not normally do so.  Meetings of the shareholders shall be called by any member of the Board of Trustees upon written request of shareholders holding, in the aggregate, not less than 10% of the shares, with such request specifying the purpose or purposes for which such meeting is to be called.

Interests in each Fund are represented by shares of beneficial interest, each with no par value per share.  Each share of a Fund represents an equal proportionate interest in the assets and liabilities belonging to the Fund and is entitled to such distributions out of the income belonging to the Fund as may be declared by the Board of Trustees.

The Board of Trustees has the authority from time to time to divide or combine the shares of any series into a greater or lesser number of shares of that series without materially changing the proportionate beneficial interest of the shares of that series in the assets belonging to that series or materially affecting the rights of shares of any other series.  In case of the liquidation of a series, the holders of shares of the series being liquidated are entitled to receive a distribution out of the assets, net of the liabilities, belonging to that series.  Expenses attributable to any series (or class thereof) are borne by that series (or class).  Any general expenses of the Trust not readily identifiable as belonging to a particular series are allocated by, or under the direction of, the Board of Trustees to all applicable series (and classes thereof) in such manner and on such basis as the Board of Trustees in its sole discretion deems fair and equitable.  No shareholder is liable to further calls for the payment of any sum of money or assessment whatsoever with respect to the Trust or any series of the Trust without his or her express consent.

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All consideration received by the Trust for the issue or sale of a Fund’s shares, together with all assets in which such consideration is invested or reinvested, and all income, earnings, profits and proceeds thereof, including any proceeds derived from the sale, exchange or liquidation of such assets, and any funds or payments derived from any reinvestment of such proceeds, subject only to the rights of creditors, shall constitute the underlying assets of the Fund.

Jackson Square Partners, LLC (the “Adviser”) serves as the investment adviser for the Funds.

Investment Policies, Strategies and Associated Risks
The following discussion supplements the description of each Fund’s principal investment strategies and principal risks set forth in the Prospectus.  Unless an investment strategy or policy described below is specifically prohibited by the investment restrictions listed in the Prospectus, under the “Fundamental and Non-Fundamental Investment Limitations” in this SAI, or by applicable law, the Funds may hold securities and engage in various strategies as described hereafter, but are not obligated to do so.

Diversification
Each Fund is non-diversified. A non-diversified fund is a fund that does not satisfy the definition of a “diversified company” set forth in the 1940 Act.  A “diversified company” means that as to 75% of a Fund’s total assets (1) no more than 5% may be invested in the securities of a single issuer, and (2) a Fund may not hold more than 10% of the outstanding voting securities of a single issuer.

Since each Fund intends to qualify as a “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986, as amended, (the “Code”), each Fund will limit its investment, excluding cash, cash items (including receivables), U.S. government securities, and securities of other regulated investment companies, so that at the close of each quarter of the taxable year, (1) not more than 25% of the Fund’s total assets will be invested in the securities of a single issuer, and (2) with respect to 50% of its total assets, not more than 5% of the Fund’s total assets will be invested in the securities of a single issuer nor represent more than 10% of the issuer’s outstanding voting securities.

Because the Funds may invest a great percentage of their assets in the securities of fewer issuers, each Fund is subject to the risk that its performance may be hurt disproportionately by the poor performance of relatively few securities.

Percentage Limitations
Each Fund’s compliance with its investment policy and limitations will be determined immediately after and as a result of the Fund’s acquisition of such security or other asset.  Accordingly, except with respect to borrowing or illiquid securities, any subsequent change in values, net assets, or other circumstances will not be considered when determining whether an investment complies with the Fund’s investment policies and limitations.  In addition, if a bankruptcy or other extraordinary event occurs concerning a particular investment by a Fund, the Fund may receive stock, real estate, or other investments that the Fund would not, or could not, buy.  If this happens, the Fund will sell such investments as soon as practicable while trying to maximize the return to its shareholders.

Market Volatility
U.S. and international markets have from time to time experienced significant volatility.  During certain volatile periods, the fixed income markets have experienced substantially lower valuations, reduced liquidity, price volatility, credit downgrades, increased likelihood of default, and valuation difficulties.  Concerns have spread to domestic and international equity markets.  In some cases, the stock prices of individual companies have been negatively impacted even though there may be little or no apparent degradation in the financial conditions or prospects of that company.  Continued volatility may have adverse effects on the Funds and the risks discussed below and in the Prospectus may increase.

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Equity Securities
An equity security represents a proportionate share of the ownership of a company.  Its value is based on the success of the company’s business, any income paid to stockholders, the value of its assets and general market conditions.  Common stocks and preferred stocks are examples of equity securities.  The fundamental risk of investing in common and preferred stock is the risk that the value of the stock might decrease.

Common Stock.  Common stock represents an ownership interest in a company. In addition to the general risks set forth above, investments in common stocks are subject to the risk that in the event a company in which a Fund invests is liquidated, the holders of preferred stock and creditors of that company will be paid in full before any payments are made to the Fund as holders of common stock.  It is possible that all assets of that company will be exhausted before any payments are made to the Fund.

Preferred Stock.  Preferred stock represents an ownership interest in a company, often pays dividends at a specific rate and has a preference over common stocks in dividend payments and liquidation of assets. A preferred stock is a blend of the characteristics of a bond and common stock.  It can offer the higher yield of a bond and has priority over common stock in equity ownership, but does not have the seniority of a bond and, unlike common stock its participation in the issuer’s growth may be limited.  Although the dividend is set at a fixed annual rate, in some circumstances it can be changed or omitted by the issuer. In addition, preferred stock usually does not have voting rights.

Foreign Investments and Currencies
A Fund may invest in securities of foreign issuers that are not traded in the United States and/or U.S. dollar denominated, purchase and sell foreign currency on a spot basis and enter into forward currency contracts (see “Forward Currency Contracts,” below).  A Fund may also invest in American Depositary Receipts (“ADRs”), Global Depositary Receipts (“GDRs”) and foreign securities that are traded on a U.S. exchange.  Investments in ADRs, GDRs and foreign securities involve certain inherent risks, including the following:

Depositary Receipts.  Generally, depositary receipts are denominated in the currency of the country of the bank or trust company that issues them and evidence ownership of the underlying securities.  Depositary receipts may be purchased through “sponsored” or “unsponsored” facilities.  A sponsored facility is established jointly by the issuer of the underlying security and a depositary, whereas a depositary may establish an unsponsored facility without participation by the issuer of the depositary security.  Holders of unsponsored depositary receipts generally bear all the costs of such facilities, and the depositary of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through voting rights to the holders of such receipts of the deposited securities. Accordingly, available information concerning the issuer may not be current and the prices of unsponsored depositary receipts may be more volatile than the prices of sponsored depositary receipts.  For purposes of the Fund’s investment policies, depositary receipts are deemed to have the same classification as the underlying securities they represent.  Thus, a depositary receipt representing ownership of common stock will be treated as common stock.

Political and Economic Factors.  Individual foreign economies of certain countries may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency, diversification and balance of payments position.  The internal politics of certain foreign countries may not be as stable as those of the United States.  Governments in certain foreign countries also continue to participate to a significant degree, through ownership interest or regulation, in their respective economies.  Action by these governments could include restrictions on foreign investment, nationalization, expropriation of goods or imposition of taxes, and could have a significant effect on market prices of securities and payment of interest.  The economies of many foreign countries are heavily dependent upon international trade and are accordingly affected by the trade policies and economic conditions of their trading partners.  Enactment by these trading partners of protectionist trade legislation could have a significant adverse effect upon the securities markets of those countries.

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Currency Fluctuations.  A Fund may invest in securities denominated in foreign currencies.  Accordingly, a change in the value of any such currency against the U.S. dollar will result in a corresponding change in the U.S. dollar value of a Fund’s assets denominated in that currency.  Such changes will also affect the Fund’s income.  The value of the Fund’s assets may also be affected significantly by currency restrictions and exchange control regulations enacted from time to time.

Market Characteristics.  The Adviser expects that many foreign securities in which a Fund may invest will be purchased in over-the-counter markets or on exchanges located in the countries in which the principal offices of the issuers of the various securities are located, if that is the best available market.  Foreign exchanges and markets may be more volatile than those in the United States.  While growing in volume, they usually have substantially less volume than U.S. markets, and a Fund’s investments in foreign securities may be less liquid and more volatile than investments in U.S. securities.  Moreover, settlement practices for transactions in foreign markets may differ from those in U.S. markets, and may include delays beyond periods customary in the United States.  Foreign security trading practices, including those involving securities settlement where Fund assets may be released prior to receipt of payment or securities, may expose the Funds to increased risk in the event of a failed trade or the insolvency of a foreign broker-dealer.

Legal and Regulatory Matters.  Certain foreign countries may have less supervision of securities markets, brokers and issuers of securities, non-uniform accounting standards and less financial information available from issuers, than is available in the United States.  It may be more difficult to obtain and enforce a judgment against a foreign issuer.  Legal remedies available to investors in certain foreign countries may be more limited than those available with respect to investments in the United States or in other foreign countries.  The laws of some foreign countries may limit a Fund’s ability to invest in securities of certain issuers located in those foreign countries.

Taxes.  The interest and dividends payable on certain of a Fund’s foreign portfolio securities may be subject to foreign withholding taxes, thus reducing the net amount of income available for distribution to Fund shareholders. Foreign companies may not be subject to auditing and financial reporting standards and requirements comparable to those which apply to U.S. companies.

Costs.  To the extent that a Fund invests in foreign securities, its expense ratio is likely to be higher than those of investment companies investing only in domestic securities, because related brokerage costs and the cost of maintaining the custody of foreign securities may be higher.

Additional Risks of Emerging and Frontier Markets.  In addition, a Fund may invest in foreign securities of companies that are located in developing, emerging or frontier markets.  Investing in securities of issuers located in these markets may pose greater risks not typically associated with investing in more established markets, such as increased risk of social, political and economic instability.  Emerging and frontier market countries typically have smaller securities markets than developed countries and therefore less liquidity and greater price volatility than more developed markets.  Securities traded in emerging markets may also be subject to risks associated with the lack of modern technology, poor legal and regulatory infrastructures governing private or foreign investment or allowing for judicial redress for injury to private property, the lack of capital base to expand business operations, foreign taxation and the inexperience of financial intermediaries, custodians and transfer agents.  Emerging and frontier market countries are also more likely to impose restrictions on the repatriation of an investor’s assets and even where there is no outright restriction on repatriation, the mechanics of repatriations may delay or impede a Fund’s ability to obtain possession of its assets.  As a result, there may be an increased risk or price volatility associated with a Fund’s investments in emerging and frontier market countries, which may be magnified by currency fluctuations.

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Forward Currency Contracts
A forward currency contract (“forward contract”) involves an obligation to purchase or sell a specific amount of a specific currency at a future date, which may be any fixed number of days (usually less than one year) from the date of the contract agreed upon by the parties, at a price set at the time of the contract. A forward contract generally has no deposit requirement, and no commissions are charged at any stage for trades.  At or before settlement of a forward currency contract, a Fund may either deliver the currency or terminate its contractual obligation to deliver the currency by purchasing an offsetting contract.  If a Fund makes delivery of the foreign currency at or before the settlement of a forward contract, it may be required to obtain the currency through the conversion of assets of the Fund into the currency.  A Fund may close out a forward contract obligating it to purchase currency by selling an offsetting contract, in which case it will realize a gain or a loss.

A Fund enters into forward contracts in order to “lock in” the exchange rate between the currency it will deliver and the currency it will receive for the duration of the contract. In addition, a Fund may enter into forward contracts to hedge against risks arising from securities the Fund owns or anticipates purchasing, or the U.S. dollar value of interest and dividends paid on those securities. The Funds do not intend to enter into forward contracts on a regular or continuing basis and the Funds will not enter into these contracts for speculative purposes.

Foreign currency transactions involve certain costs and risks. A Fund incurs foreign exchange expenses in converting assets from one currency to another. Forward contracts involve a risk of loss if the Adviser is inaccurate in its prediction of currency movements. The projection of short-term currency market movements is extremely difficult and the successful execution of a short-term hedging strategy is highly uncertain. The precise matching of forward contract amounts and the value of the securities involved is generally not possible. Accordingly, it may be necessary for a Fund to purchase additional foreign currency if the market value of the security is less than the amount of the foreign currency the Fund is obligated to deliver under the forward contract and the decision is made to sell the security and make delivery of the foreign currency. The use of forward contracts as a hedging technique does not eliminate fluctuations in the prices of the underlying securities a Fund owns or intends to acquire, but it does fix a rate of exchange in advance. Although forward contracts can reduce the risk of loss due to a decline in the value of the hedged currencies, they also limit any potential gain that might result from an increase in the value of the currencies. There is also the risk that the other party to the transaction may fail to deliver currency when due, which may result in a loss to a Fund.

Real Estate Investment Trusts (“REITs”)
REITs are pooled investment vehicles which invest primarily in income producing real estate or real estate related loans or interest. REITs are generally classified as equity REITs, mortgage REITs, or a combination of equity and mortgage REITs. Equity REITs invest the majority of their assets directly in real property and derive income primarily from the collection of rents. Equity REITs can also realize capital gains by selling property that has appreciated in value. Mortgage REITs invest the majority of their assets in real estate mortgages and derive income from the collection of interest payments.  Equity REITs may be affected by changes in the value of the underlying property owned by the REIT and both mortgage REITs and equity REITs may be affected by the quality of any credit extended.  The real property and mortgages serving as investment vehicles for REITs may be either residential or commercial in nature and may include healthcare facilities. Like investment companies, REITs are not taxed on income distributed to shareholders provided they comply with several requirements of the Internal Revenue Code. Such tax requirements may limit a REIT’s ability to respond to changes in the commercial real estate market. The affairs of REITs are managed by the REIT’s sponsor and, as such, the performance of the REIT is dependent on the management skills of the REIT’s sponsor. REITs are also subject to interest rate risks. If a Fund makes an equity investment in a REIT, the Fund will indirectly bear its proportionate share of any expenses paid by the REIT in addition to the expenses of the Fund. REITs are subject to the risk of default by borrowers, self-liquidation, and the possibility that the REIT may fail to qualify for the exemption from tax for distributed income under the Code.

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Fixed-Income Securities
The Funds may invest in a wide range of fixed-income securities, which may include obligations of any rating or maturity.  The Funds may invest in investment grade debt securities and below investment grade debt securities (commonly known as “junk bonds” or “high yield bonds”).  Investment grade debt securities are those rated BBB- or better by Standard & Poor’s Rating Service, Inc. (“S&P”) or Baa3 or better by Moody’s Investors Service, Inc. (“Moody’s”), each of which are considered a nationally recognized statistical rating organization (“NRSRO”) or an equivalent rating by another NRSRO.  The Funds will not invest in securities that are rated below D by S&P or Moody’s.  The Funds may hold a debt security rated below D if a downgrade occurs after the security has been purchased.  The Funds may also invest in unrated debt securities that the Adviser believes are of comparable quality to the rated securities which the Funds may purchase.

Debt securities carry credit risk, interest rate risk and prepayment risk.  Credit risk is the risk that a Fund could lose money if the issuer of a debt security defaults or fails to pay interest or principal when it is due.  Some debt securities that are rated below investment grade are generally considered speculative because they present a greater risk of loss, including default, than higher quality debt securities.  The credit risk of a particular issuer’s debt security may vary based on its priority for repayment.  For example, higher ranking (senior) debt securities have a higher priority than lower ranking (subordinated) securities.  This means that the issuer might not make payments on subordinated securities while continuing to make payments on senior securities.  In addition, in the event of bankruptcy, holders of higher-ranking senior securities may receive amounts otherwise payable to the holders of more junior securities.

Interest rate risk is the risk that the value of certain debt securities will tend to fall when interest rates rise.  In general, debt securities with longer terms tend to fall more in value when interest rates rise than debt securities with shorter terms. Prepayment risk occurs when issuers prepay fixed rate debt securities when interest rates fall, forcing a Fund to invest in securities with lower interest rates. Issuers of debt securities are also subject to the provisions of bankruptcy, insolvency and other laws affecting the rights and remedies of creditors that may restrict the ability of the issuer to pay, when due, the principal of and interest on its debt securities. The possibility exists therefore, that, as a result of bankruptcy, litigation or other conditions, the ability of an issuer to pay, when due, the principal of and interest on its debt securities may become impaired.

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Junk Bonds.  Junk bonds generally offer a higher current yield than that available for investment grade issues.  However, below investment grade debt securities involve higher risks, in that they are especially subject to adverse changes in general economic conditions and in the industries in which the issuers are engaged, to changes in the financial condition of the issuers, and to price fluctuations in response to changes in interest rates.  During periods of economic downturn or rising interest rates, highly leveraged issuers may experience financial stress that could adversely affect their ability to make payments of interest and principal and increase the possibility of default.  At times in recent years, the prices of many below investment grade debt securities declined substantially, reflecting an expectation that many issuers of such securities might experience financial difficulties.  As a result, the yields on below investment grade debt securities rose dramatically, reflecting the risk that holders of such securities could lose a substantial portion of their value as a result of the issuers’ financial restructuring or default.  There can be no assurance that such price declines will not recur.  The market for below investment grade debt issues generally is thinner and less active than that for higher quality securities, which may limit a Fund’s ability to sell such securities at fair value in response to changes in the economy or financial markets.  Adverse publicity and investor perceptions, whether based on fundamental analysis, may also decrease the values and liquidity of below investment grade debt securities, especially in a thinly traded market.  Changes in the rating of a debt security by recognized rating services may affect the value of these investments.  A Fund will not necessarily dispose of a security when its rating is reduced below its rating at the time of purchase.  However, the Adviser will monitor the investment to determine whether continued investment in the security will assist in meeting the Fund’s investment objective.

Variable and Floating Rate Securities.  Variable and floating rate securities provide for a periodic adjustment in the interest rate paid on the obligations.  The terms of such obligations must provide that interest rates are adjusted periodically based upon an interest rate adjustment index as provided in the respective obligations. The adjustment intervals may be regular, and range from daily up to annually, or may be event-based, such as a change in the prime rate.

Corporate Debt Securities.  Corporate debt securities are fixed-income securities issued by businesses to finance their operations, although corporate debt instruments may also include bank loans to companies. Notes, bonds, debentures and commercial paper are the most common types of corporate debt securities, with the primary difference being their maturities and secured or unsecured status.  Commercial paper has the shortest term and is usually unsecured.

The broad category of corporate debt securities includes debt issued by domestic or foreign companies of all kinds, including those with small, mid and large capitalizations. Corporate debt may be rated investment grade or below investment grade and may carry fixed, variable, or floating rates of interest.

Because of the wide range of types and maturities of corporate debt securities, as well as the range of creditworthiness of its issuers, corporate debt securities have widely varying potentials for return and risk profiles.  For example, commercial paper issued by a large established domestic corporation that is rated investment grade may have a modest return on principal, but carries relatively limited risk.  On the other hand, a long-term corporate note issued by a small foreign corporation from an emerging market country that has not been rated may have the potential for relatively large returns on principal, but carries a relatively high degree of risk.

Exchange-Traded Notes.  A Fund may invest in Exchange-Traded Notes (“ETNs”).  An ETN is a type of unsecured, unsubordinated debt security issued by a sponsor, such as an investment bank, that differs from other types of bonds and notes because ETN returns are typically based upon the performance of a market index.  ETNs are publicly traded on a U.S. securities exchange.  An ETN incurs certain expenses not incurred by its applicable index, and an investment in an ETN will bear its proportionate share of any fees and expenses borne by the ETN. The market value of an ETN share may differ from its NAV; the share may trade at a premium or discount to its NAV, which may be due to, among other things, differences in the supply and demand in the market for the share.  Although an ETN is a debt security, it is unlike a typical bond, in that there are no periodic interest payments and principal is not protected.  ETNs are subject to credit risk and the value of the ETN may drop due to a downgrade in the issuer’s credit rating, despite the underlying market benchmark or strategy remaining unchanged.

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Convertible Securities. Convertible securities include fixed income securities that may be exchanged or converted into a predetermined number of shares of the issuer’s underlying common stock or other equity security at the option of the holder during a specified period.  Convertible securities entitle the holder to receive interest paid or accrued on debt or dividends paid or accrued on preferred stock until the security matures or is redeemed, converted or exchanged.  Convertible securities may take the form of convertible preferred stock, convertible bonds or debentures, units consisting of “usable” bonds and warrants or a combination of the features of several of these securities.  The investment characteristics of convertible securities vary widely, which allows them to be employed for a variety of investment strategies.  A Fund will exchange or convert convertible securities into shares of underlying common stock when, in the opinion of the Adviser, the investment characteristics of the underlying common stock or other equity security will assist the Fund in achieving its investment objectives.  A Fund may also elect to hold or trade convertible securities.  In selecting convertible securities, the Adviser evaluates the investment characteristics of the convertible security as a fixed income instrument, and the investment potential of the underlying equity security for capital appreciation.

Asset-Backed Securities. Asset-backed securities represent an interest in a pool of assets such as car loans and credit card receivables.  Almost any type of fixed income assets (including other fixed income securities) may be used to create an asset-backed security. However, most asset-backed securities involve consumer or commercial debts with maturities of less than ten years. Asset-backed securities may have a higher level of default and lower recoveries than mortgage-backed securities.  Asset-backed securities may take the form of commercial paper or notes, in addition to pass-through certificates or asset-backed bonds.

Mortgage-Backed Securities. Mortgage-Backed Securities generally represent interests in pools of mortgages on residential or commercial property. Mortgages may have fixed or adjustable interest rates. Interests in pools of adjustable rate mortgages are known as ARMs.  Mortgage-backed securities come in a variety of forms. Many have extremely complicated terms. The simplest form of mortgage-backed securities is a “pass-through certificate.” Holders of pass-through certificates receive a pro rata share of the payments from the underlying mortgages. Holders also receive a pro rata share of any prepayments, so they assume all the prepayment risk of the underlying mortgages.  Mortgage-backed securities tend to pay higher yields to compensate for prepayment risk.

Collateralized mortgage obligations (“CMOs”) are complicated instruments that allocate payments and prepayments from an underlying pass-through certificate among holders of different classes of mortgage-backed securities. This creates different prepayment and market risks for each CMO class.  In addition, CMOs may allocate interest payments to one class (Interest Only or IOs) and principal payments to another class (Principal Only or POs). POs increase in value when prepayment rates increase. In contrast, IOs decrease in value when prepayments increase, because the underlying mortgages generate less interest payments. However, IOs’ prices tend to increase when interest rates rise (and prepayments fall), making IOs a useful hedge against market risk.

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Residential mortgage-backed securities include securities that reflect an interest in, and are secured by, mortgage loans on residential real property.  Generally, homeowners have the option to prepay their mortgages at any time without penalty. Homeowners frequently refinance high rate mortgages when mortgage rates fall. This results in the prepayment of the mortgages underlying residential mortgage-backed securities, which deprives holders of the securities of the higher yields. Conversely, when mortgage rates increase, prepayments due to refinancings decline. This extends the life of residential mortgage-backed securities with lower yields. As a result, increases in prepayments of residential mortgage-backed securities purchased at a premium, or decreases in prepayments of residential mortgage-backed securities purchased at a discount, may reduce their yield and price.  This relationship between interest rates and mortgage prepayments makes the price of residential mortgage-backed securities more volatile than most other types of fixed income securities with comparable credit risks.

Commercial mortgage-backed securities include securities that reflect an interest in, and are secured by, mortgage loans on commercial real property. In addition to prepayment and extension risk, commercial mortgage-backed securities also reflect the risks of investing in the real estate securing the underlying mortgage loans including, the effects of local and other economic conditions on real estate markets, the ability of the property owner to make loan payments, the ability of tenants to make lease payments, and the ability of a property to attract and retain tenants. Commercial mortgage-backed securities may be less liquid and exhibit greater price volatility than other types of mortgage- or asset-backed securities.

Municipal Securities.  Municipal Securities are fixed income securities issued by states, counties, cities and other political subdivisions and authorities. Although most municipal securities are exempt from federal income tax, municipalities also may issue taxable securities. Tax-exempt securities are generally classified by their source of payment.

Zero-Coupon Securities.  Zero-coupon securities make no periodic interest payments, but are sold at a deep discount from their face value.  The buyer recognizes a rate of return determined by the gradual appreciation of the security, which is redeemed at face value on a specified maturity date.  The discount varies depending on the time remaining until maturity, as well as market interest rates, liquidity of the security, and the issuer’s perceived credit quality.  If the issuer defaults, the holder may not receive any return on its investment.  Because zero-coupon securities bear no interest, their price fluctuates more than other types of bonds.  Since zero-coupon bondholders do not receive interest payments, when interest rates rise, zero-coupon securities fall more dramatically in value than bonds paying interest on a current basis.  When interest rates fall, zero-coupon securities rise more rapidly in value because the bonds reflect a fixed rate of return.  An investment in zero-coupon may cause a Fund to recognize income and make distributions to shareholders before it receives any cash payments on its investment.

Unrated Debt Securities.  A Fund may also invest in unrated debt securities.  Unrated debt, while not necessarily lower in quality than rated securities, may not have as broad a market.  Because of the size and perceived demand for the issue, among other factors, certain issuers may decide not to pay the cost of getting a rating for their bonds.  The creditworthiness of the issuer, as well as any financial institution or other party responsible for payments on the security, will be analyzed to determine whether to purchase unrated bonds.

Inflation-Indexed Securities. Inflation-indexed securities are debt securities, the principal value of which is periodically adjusted to reflect the rate of inflation as indicated by the Consumer Price Index for all Urban Consumers before seasonal adjustment (“CPI”). Inflation-indexed securities may be issued by the U.S. government, by agencies and instrumentalities of the U.S. government, and by corporations. The U.S. Treasury issues Treasury inflation-protected securities (“TIPS”) and some other issuers use a structure that accrues inflation into the principal value of the bond. Most other issuers pay out the CPI accruals as part of a semiannual coupon.

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The periodic adjustment of U.S. inflation-indexed securities is tied to the CPI, which is calculated monthly by the U.S. Bureau of Labor Statistics. The CPI is a measurement of changes in the cost of living, made up of components such as housing, food, transportation, and energy. There can be no assurance that the CPI will accurately measure the real rate of inflation in the prices of goods and services.

Inflation, which is a general rise in prices of goods and services, erodes the purchasing power of an investor’s portfolio. For example, if an investment provides a “nominal” total return of 5% in a given year and inflation is 2% during that period, the inflation-adjusted, or real, return is 3%. Inflation, as measured by the CPI, has occurred in almost each of the past 50 years, so investors should be conscious of both the nominal and real returns of their investments.  Although inflation-indexed securities are expected to be protected from long-term inflationary trends, short-term increases in inflation may lead to a decline in value. If interest rates rise because of reasons other than inflation (for example, because of changes in currency exchange rates), investors in these securities may not be protected to the extent that the increase is not reflected in the bond’s inflation measure.

If the periodic adjustment rate measuring inflation (i.e., the CPI) falls, the principal value of inflation-indexed securities will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of TIPS, even during a period of deflation. However, the current market value of the inflation-indexed securities is not guaranteed, and will fluctuate. Other inflation-indexed securities include inflation-related bonds, which may or may not provide a similar guarantee. If a guarantee of principal is not provided, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

The value of inflation-indexed securities should change in response to changes in real interest rates. Real interest rates, in turn, are tied to the relationship between nominal interest rates and the rate of inflation. Therefore, if inflation were to rise at a faster rate than nominal interest rates, real interest rates might decline, leading to an increase in value of inflation-indexed securities. In contrast, if nominal interest rates increased at a faster rate than inflation, real interest rates might rise, leading to a decrease in value of inflation-indexed securities.

Coupon payments that a Fund receives from inflation-indexed securities are included in the Fund’s gross income for the period during which they accrue. Any increase in principal for an inflation-indexed security resulting from inflation adjustments is considered by Internal Revenue Service (IRS) regulations to be taxable income in the year it occurs. For direct holders of an inflation-indexed security, this means that taxes must be paid on principal adjustments, even though these amounts are not received until the bond matures. By contrast, a fund holding these securities distributes both interest income and the income attributable to principal adjustments each quarter in the form of cash or reinvested shares (which, like principal adjustments, are taxable to shareholders). It may be necessary for a Fund to liquidate portfolio positions, including when it is not advantageous to do so, in order to make required distributions.

U.S. Government Obligations.  The Funds may invest in U.S. government obligations.  U.S. government obligations include securities issued or guaranteed as to principal and interest by the U.S. government, its agencies or instrumentalities.  Treasury bills, the most frequently issued marketable government securities, have a maturity of up to one year and are issued on a discount basis.  U.S. government obligations include securities issued or guaranteed by government-sponsored enterprises.

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Payment of principal and interest on U.S. government obligations may be backed by the full faith and credit of the United States or may be backed solely by the issuing or guaranteeing agency or instrumentality itself.  In the latter case, the investor must look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment, which agency or instrumentality may be privately owned.  There can be no assurance that the U.S. government would provide financial support to its agencies or instrumentalities, including government-sponsored enterprises, where it is not obligated to do so (see “Agency Obligations,” below).  In addition, U.S. government obligations are subject to fluctuations in market value due to fluctuations in market interest rates.  As a general matter, the value of debt instruments, including U.S. government obligations, declines when market interest rates increase and rises when market interest rates decrease.  Certain types of U.S. government obligations are subject to fluctuations in yield or value due to their structure or contract terms.

Agency Obligations. The Funds may invest in agency obligations, such as the Export-Import Bank of the United States, Tennessee Valley Authority, Resolution Funding Corporation, Farmers Home Administration, Federal Home Loan Banks, Federal Intermediate Credit Banks, Federal Farm Credit Banks, Federal Land Banks, Federal Housing Administration, Government National Mortgage Association (“GNMA”), commonly known as “Ginnie Mae,” Federal National Mortgage Association (“FNMA”), commonly known as “Fannie Mae,” Federal Home Loan Mortgage Corporation (“FHLMC”), commonly known as “Freddie Mac,” and the Student Loan Marketing Association (“SLMA”), commonly known as “Sallie Mae.”  Some, such as those of the Export-Import Bank of United States, are supported only by the right of the issuer to borrow from the Treasury; others, such as those of the FNMA and FHLMC, are supported by only the discretionary authority of the U.S. government to purchase the agency’s obligations; still others, such as those of the SLMA, are supported only by the credit of the instrumentality.  No assurance can be given that the U.S. government would provide financial support to U.S. government-sponsored instrumentalities because they are not obligated by law to do so.  As a result, there is a risk that these entities will default on a financial obligation.  For instance, in September 2008, at the direction of the U.S. Treasury, FNMA and FHLMC were placed into conservatorship under the Federal Housing Finance Agency (“FHFA”), a newly created independent regulator.

Options, Futures and Other Strategies
General.  The Funds may use options (both traded on an exchange and over-the-counter (“OTC”)), futures contracts (sometimes referred to as “futures”), swaps, and other derivative securities (collectively, “Financial Instruments”) as a substitute for a comparable market position in the underlying security to attempt to hedge or limit the exposure of a particular portfolio security, to create a synthetic money market position, for certain tax-related purposes, to close out previously established options and futures positions, to reduce volatility, to enhance income, or to gain market exposure.

The use of Financial Instruments is subject to applicable regulations of the SEC, the several exchanges upon which they are traded and the Commodity Futures Trading Commission (the “CFTC”).  In addition, a Fund’s ability to use Financial Instruments will be limited by tax considerations.  Pursuant to a claim for exemption filed with the National Futures Association on behalf of the Funds, each Fund is not deemed to be a commodity pool operator or a commodity pool under the Commodity Exchange Act and is not subject to registration or regulation as such under the Commodity Exchange Act.  In the event a Fund becomes unable to rely on such exemption and the Adviser is required to register with the CFTC as a commodity pool operator with respect to a Fund, the Fund’s expenses may increase, adversely affecting that Fund’s total return.  In addition to the instruments, strategies and risks described below, the Adviser may discover additional opportunities in connection with Financial Instruments and other similar or related techniques.  These new opportunities may become available as the Adviser develops new investment techniques, as regulatory authorities broaden the range of permitted transactions and as new Financial Instruments or other techniques are developed.  The Adviser may utilize these opportunities to the extent that they are consistent with a Fund’s investment objective and permitted by the Fund’s investment limitations and applicable regulatory authorities.  The Prospectus or this SAI will be supplemented to the extent that new products or techniques involve materially different risks than those described below.

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Special Risks.  The use of Financial Instruments involves special considerations and risks, certain of which are described below.  Risks pertaining to particular Financial Instruments are described in the sections that follow.

(1)           Successful use of most Financial Instruments depends upon the Adviser’s ability to predict movements of the overall securities markets, which requires different skills than predicting changes in the prices of individual securities.  The ordinary spreads between prices in the cash and futures markets, due to the differences in the natures of those markets, are subject to distortion.  Due to the possibility of distortion, a correct forecast of market trends by the Adviser may still not result in a successful transaction.  The Adviser may be incorrect in its expectations as to the extent of market movements or the time span within which the movements take place, which may result in the strategy being unsuccessful.

(2)           Options and futures prices can diverge from the prices of their underlying instruments.  Options and futures prices are affected by such factors as current and anticipated short-term interest rates, changes in volatility of the underlying instrument and the time remaining until expiration of the contract, which may not affect security prices the same way.  Imperfect or no correlation also may result from differing levels of demand in the options and futures markets and the securities markets, from structural differences in how options and futures and securities are traded, and from the imposition of daily price fluctuation limits or trading halts.

(3)           As described below, a Fund might be required to maintain assets as “cover,” maintain segregated accounts or make margin payments when it takes positions in Financial Instruments involving obligations to third parties (e.g., Financial Instruments other than purchased options).  If a Fund is unable to close out its positions in such Financial Instruments, it might be required to continue to maintain such assets or accounts or make such payments until the position expires or matures.  These requirements might impair a Fund’s ability to sell a portfolio security or make an investment when it would otherwise be favorable to do so or require that a Fund sells a portfolio security at a disadvantageous time.  A Fund’s ability to close out a position in a Financial Instrument prior to expiration or maturity depends on the existence of a liquid secondary market or, in the absence of such a market, the ability and willingness of the other party to the transaction (the “counter-party”) to enter into a transaction closing out the position.  Therefore, there is no assurance that any position can be closed out at a time and price that is favorable to the Funds.

(4)   Losses may arise due to unanticipated market price movements, lack of a liquid secondary market for any particular instrument at a particular time or due to losses from premiums paid by the Fund on options transactions.

Cover.  Transactions using Financial Instruments, other than purchasing options, expose a Fund to an obligation to another party.  A Fund will not enter into any such transactions unless it owns either (1) an offsetting (“covered”) position in securities or other options or futures contracts or (2) cash and liquid assets with a value, marked-to-market daily, sufficient to cover its potential obligations to the extent not covered as provided in (1) above.  Each Fund will comply with SEC guidelines regarding cover for these instruments and will, if the guidelines so require, set aside cash or liquid assets in an account with its custodian, U.S. Bank, N.A. (the “Custodian”), in the prescribed amount as determined daily.

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Assets used as cover or held in an account cannot be sold while the position in the corresponding Financial Instrument is open, unless they are replaced with other appropriate assets.  As a result, the commitment of a large portion of a Fund’s assets to cover accounts could impede portfolio management or the Fund’s ability to meet redemption requests or other current obligations.

Options.  The value of an option position will reflect, among other things, the current market value of the underlying investment, the time remaining until expiration, the relationship of the exercise price to the market price of the underlying investment and general market conditions.  Options that expire unexercised have no value.  Options currently are traded on the Chicago Board Options Exchange (“CBOE”), the American Stock and Options Exchange (“AMEX”) and other exchanges, as well as the OTC markets.

By buying a call option on a security, a Fund has the right, in return for the premium paid, to buy the security underlying the option at the exercise price.  By writing (selling) a call option and receiving a premium, a Fund becomes obligated during the term of the option to deliver securities underlying the option at the exercise price if the option is exercised.  By buying a put option, a Fund has the right, in return for the premium, to sell the security underlying the option at the exercise price.  By writing a put option and receiving a premium, a Fund becomes obligated during the term of the option to purchase the securities underlying the option at the exercise price.

Because options premiums paid or received by a Fund are small in relation to the market value of the investments underlying the options, buying and selling put and call options can be more speculative than investing directly in securities.

A Fund may effectively terminate its right or obligation under an option by entering into a closing transaction.  For example, a Fund may terminate an obligation under a call option or put option that it has written by purchasing an identical call option or put option.  This is known as a closing purchase transaction.  Conversely, a Fund may terminate a position in a put or call option it had purchased by writing an identical put or call option.  This is known as a closing sale transaction.  Closing transactions permit a Fund to realize profits or limit losses on an option position prior to its exercise or expiration.

Risks of Options on Commodities, Currencies and Securities.  Exchange-traded options in the United States are issued by a clearing organization affiliated with the exchange on which the option is listed that, in effect, guarantees completion of every exchange-traded option transaction.  In contrast, OTC options are contracts between a Fund and its counter-party (usually a securities dealer or a bank) with no clearing organization guarantee.  Thus, when a Fund purchases an OTC option, it relies on the counter-party from whom it purchased the option to make or take delivery of the underlying investment upon exercise of the option.  Failure by the counter-party to do so would result in the loss of any premium paid by the Fund as well as the loss of any expected benefit of the transaction.

A Fund’s ability to establish and close out positions in exchange-traded options depends on the existence of a liquid market.  However, there can be no assurance that such a market will exist at any particular time.  Closing transactions can be made for OTC options only by negotiating directly with the counter-party or by a transaction in the secondary market if any such market exists.  There can be no assurance that a Fund will in fact be able to close out an OTC option position at a favorable price prior to expiration.  In the event of insolvency of the counter-party, a Fund might be unable to close out an OTC option position at any time prior to its expiration.

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If a Fund were unable to affect a closing transaction for an option it had purchased, it would have to exercise the option to realize any profit.  The inability to enter into a closing purchase transaction for a covered call option written by a Fund could cause material losses because the Fund would be unable to sell the investment used as cover for the written option until the option expires or is exercised.

Options on Indices.  An index fluctuates with changes in the market values of the securities included in the index.  Options on indices give the holder the right to receive an amount of cash upon exercise of the option.  Receipt of this cash amount will depend upon the closing level of the index upon which the option is based being greater than (in the case of a call) or less than (in the case of put) the exercise price of the option.  Some stock index options are based on a broad market index such as the S&P 500 Index, the NYSE Composite Index or the NYSE Arca Major Market Index or on a narrower index such as the Philadelphia Stock Exchange Over-the-Counter Index.

Each of the exchanges has established limitations governing the maximum number of call or put options on the same index that may be bought or written by a single investor, whether acting alone or in concert with others (regardless of whether such options are written on the same or different exchanges or are held or written on one or more accounts or through one or more brokers).  Under these limitations, option positions of all investment companies advised by the Adviser are combined for purposes of these limits.  Pursuant to these limitations, an exchange may order the liquidation of positions and may impose other sanctions or restrictions.  These position limits may restrict the number of listed options that a Fund may buy or sell.

Puts and calls on indices are similar to puts and calls on securities except that all settlements are in cash and gain or loss depends on changes in the index in question rather than on price movements in individual securities.  When a Fund writes a call on an index, it receives a premium and agrees that, prior to the expiration date, the purchaser of the call, upon exercise of the call, will receive from the Fund an amount of cash if the closing level of the index upon which the call is based is greater than the exercise price of the call.  The amount of cash is equal to the difference between the closing price of the index and the exercise price of the call times a specified multiple (“multiplier”).  When a Fund buys a call on an index, it pays a premium and has the same rights to such call as are indicated above.  When a Fund buys a put on an index, it pays a premium and has the right, prior to the expiration date, to require the seller of the put, upon the Fund’s exercise of the put, to deliver to the Fund an amount of cash if the closing level of the index upon which the put is based is less than the exercise price of the put, which amount of cash is determined by the multiplier, as described above for calls.  When a Fund writes a put on an index, it receives a premium and the purchaser of the put has the right, prior to the expiration date, to require the Fund to deliver to it an amount of cash equal to the difference between the closing level of the index and the exercise price times the multiplier if the closing level is less than the exercise price.

Risks of Options on Indices.  If a Fund has purchased an index option and exercises it before the closing index value for that day is available, it runs the risk that the level of the underlying index may subsequently change.  If such a change causes the exercised option to fall out-of-the-money, the Fund will be required to pay the difference between the closing index value and the exercise price of the option (times the applicable multiplier) to the assigned writer.

OTC Options.  Unlike exchange-traded options, which are standardized with respect to the underlying instrument, expiration date, contract size and strike price, the terms of OTC options (options not traded on exchanges) generally are established through negotiation with the other party to the option contract.  While this type of arrangement allows a Fund great flexibility to tailor the option to its needs, OTC options generally involve greater risk than exchange-traded options, which are guaranteed by the clearing organization of the exchanges where they are traded.

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Futures Contracts and Options on Futures Contracts.  A futures contract obligates the seller to deliver (and the purchaser to take delivery of) the specified security on the expiration date of the contract.  An index futures contract obligates the seller to deliver (and the purchaser to take) an amount of cash equal to a specific dollar amount times the difference between the value of a specific index at the close of the last trading day of the contract and the price at which the agreement is made.  No physical delivery of the underlying securities in the index is made.

When a Fund writes an option on a futures contract, it becomes obligated, in return for the premium received, to assume a position in the futures contract at a specified exercise price at any time during the term of the option.  If a Fund writes a call, it assumes a short futures position.  If a Fund writes a put, it assumes a long futures position.  When a Fund purchases an option on a futures contract, it acquires the right in return for the premium it pays to assume a position in a futures contract (a long position if the option is a call and a short position if the option is a put).

Whether a Fund realizes a gain or loss from futures activities depends upon movements in the underlying security or index.  The extent of a Fund’s loss from an unhedged short position in futures contracts or from writing unhedged call options on futures contracts is potentially unlimited.  Relatively small price movements in a futures contract could have an immediate and substantial impact, which may be favorable or unfavorable to a Fund.  The Funds only purchase and sell futures contracts and options on futures contracts that are traded on a U.S. exchange or board of trade.  The Funds will incur brokerage fees in connection with futures and options transactions.

No price is paid upon entering into a futures contract.  Instead, at the inception of a futures contract a Fund is required to deposit “initial margin” in an amount generally equal to 10% or less of the contract value.  Margin also must be deposited when writing a call or put option on a futures contract, in accordance with applicable exchange rules.  Unlike margin in securities transactions, initial margin does not represent a borrowing, but rather is in the nature of a performance bond or good-faith deposit that is returned to the Fund at the termination of the transaction if all contractual obligations have been satisfied.  Under certain circumstances, such as periods of high volatility, a Fund may be required by an exchange to increase the level of its initial margin payment, and initial margin requirements might be increased generally in the future by regulatory action.

Subsequent “variation margin” payments are made to and from the futures commission merchant daily as the value of the futures position varies, a process known as “marking-to-market.”  Variation margin does not involve borrowing, but rather represents a daily settlement of a Fund’s obligations to or from a futures commission merchant.  When a Fund purchases an option on a futures contract, the premium paid plus transaction costs is all that is at risk.  In contrast, when a Fund purchases or sells a futures contract or writes a call or put option thereon, it is subject to daily variation margin calls that could be substantial in the event of adverse price movements.  If the Fund has insufficient cash to meet daily variation margin requirements, it might need to sell securities at a time when such sales are disadvantageous.

Purchasers and sellers of futures contracts and options on futures can enter into offsetting closing transactions, similar to closing transactions in options, by selling or purchasing, respectively, an instrument identical to the instrument purchased or sold.  Positions in futures and options on futures contracts may be closed only on an exchange or board of trade that provides a secondary market.  However, there can be no assurance that a liquid secondary market will exist for a particular contract at a particular time.  In such event, it may not be possible to close a futures contract or options position.

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Under certain circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract or an option on a futures contract can vary from the previous day’s settlement price.  Once that limit is reached, no trades may be made that day at a price beyond the limit.  Daily price limits do not limit potential losses because prices could move to the daily limit for several consecutive days with little or no trading, thereby preventing liquidation of unfavorable positions.

If a Fund were unable to liquidate a futures contract or an option on a futures position due to the absence of a liquid secondary market or the imposition of price limits, it could incur substantial losses.  The Fund would continue to be subject to market risk with respect to the position.  In addition, except in the case of purchased options, the Fund would continue to be required to make daily variation margin payments and might be required to maintain cash or liquid assets in an account.

Risks of Futures Contracts and Options Thereon.  The ordinary spreads between prices in the cash and futures markets (including the options on futures markets), due to differences in the natures of those markets, are subject to the following factors, which may create distortions.  First, all participants in the futures market are subject to margin deposit and maintenance requirements.  Rather than meeting additional margin deposit requirements, investors may close futures contracts through offsetting transactions, which could distort the normal relationships between the cash and futures markets.  Second, the liquidity of the futures market depends on participants entering into offsetting transactions rather than making or taking delivery.  To the extent participants decide to make or take delivery, liquidity in the futures market could be reduced, thus producing distortion.  Third, from the point of view of speculators, the deposit requirements in the futures market are less onerous than margin requirements in the securities market.  Therefore, increased participation by speculators in the futures market may cause temporary price distortions.

Combined Positions.  A Fund may purchase and write options in combination with each other.  For example, a Fund may purchase a put option and write a call option on the same underlying instrument in order to construct a combined position whose risk and return characteristics are similar to selling a futures contract.  Another possible combined position would involve writing a call option at one strike price and buying a call option at a lower price, in order to reduce the risk of the written call option in the event of a substantial price increase.  Because combined options positions involve multiple trades, they result in higher transaction costs and may be more difficult to open and close out.

Swap Contracts.  A Fund may enter into swap contracts.  Swap contracts are two-party contracts entered into primarily by institutional investors for periods ranging from a day to more than one year. In a standard “swap” transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments.  The gross returns to be exchanged or “swapped” between the parties are calculated with respect to a “notional amount,” i.e., the return on or increase in value of a particular dollar amount invested in a “basket” of securities representing a particular index.

Most swap contracts entered into by a Fund calculate the obligations of the parties to the agreement on a “net basis.”  Consequently, a Fund’s current obligations (or rights) under a swap contract will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the “net amount”).  Payments may be made at the conclusion of a swap contract or periodically during its term.

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Swap contracts do not involve the delivery of securities or other underlying assets.  Accordingly, if a swap is entered into on a net basis, if the other party to a swap contract defaults, a Fund’s risk of loss consists of the net amount of payments that the Fund is contractually entitled to receive, if any.

The net amount of the excess, if any, of a Fund’s obligations over its entitlements with respect to a swap contract entered into on a net basis will be accrued daily and an amount of cash or liquid assets having an aggregate NAV at least equal to the accrued excess will be maintained in an account with the Fund’s custodian that satisfies the 1940 Act.  The Fund will also establish and maintain such accounts with respect to its total obligations under any swaps that are not entered into on a net basis.  Obligations under swap contracts so covered will not be construed to be “senior securities” for purposes of the Fund’s investment restriction concerning senior securities.

Because they are two-party contracts and may have terms of greater than seven days, swap contracts may be considered to be illiquid for a Fund’s illiquid investment limitations.  A Fund will not enter into any swap agreement unless the Adviser believes that the other party to the transaction is creditworthy.  A Fund bears the risk of loss of the amount expected to be received under a swap contract in the event of the default or bankruptcy of a swap contract counterparty.

A Fund may enter into a swap contract in circumstances where the Adviser believes that it may be more cost effective or practical than buying the underlying securities or a futures contract or an option on such securities.  The counterparty to any swap contract will typically be a bank, investment banking firm or broker/dealer.  The counterparty will generally agree to pay the Fund the amount, if any, by which the notional amount of the swap contract would have increased in value had it been invested in the particular stocks represented in the index, plus the dividends that would have been received on those stocks.  The Fund will agree to pay to the counterparty a floating rate of interest on the notional amount of the swap agreement plus the amount, if any, by which the notional amount would have decreased in value had it been invested in such stocks.  Therefore, the return to a Fund on any swap contract should be the gain or loss on the notional amount plus dividends on the stocks less the interest paid by the Fund on the notional amount.

The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid in comparison with the markets for other similar instruments that are traded in the OTC market.  The Adviser, under the supervision of the Board, is responsible for determining and monitoring the liquidity of each Fund’s transactions in swap contracts.  The use of equity swaps is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions.

The Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Dodd-Frank Act”) and related regulatory developments will ultimately require the clearing and exchange-trading of many OTC derivative instruments that the CFTC and the SEC recently defined as “swaps,” including non-deliverable foreign exchange forwards, OTC foreign exchange options, and swaptions.  Mandatory exchange-trading and clearing will take place on a phased-in basis based on the type of market participant and CFTC approval of contracts for central clearing.  The Adviser will continue to monitor developments in this area, particularly to the extent regulatory changes affect the Funds’ ability to enter into swap contracts.

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Credit Default Swaps.  A Fund may enter into credit default swap contracts.  The credit default swap contract may have as a reference obligation one or more securities that are not currently held by the Fund.  The buyer in a credit default swap contract is obligated to pay the seller a periodic fee, typically expressed in basis points on the principal amount of the underlying obligation (the “notional” amount), over the term of the contract in return for a contingent payment upon the occurrence of a credit event with respect to the underlying reference obligation.  A credit event is typically a default, restructuring or bankruptcy.

A Fund may be either the buyer or seller in the transaction.  As a seller, a Fund receives a fixed rate of income throughout the term of the contract, which typically is between one month and five years, provided that no credit event occurs.  If a credit event occurs, the Fund typically must pay the contingent payment to the buyer, which is typically the par value (full notional value) of the reference obligation.  The contingent payment may be a cash settlement or by physical delivery of the reference obligation in return for payment of the face amount of the obligation.  If a Fund is a buyer and no credit event occurs, it may lose its investment and recover nothing. However, if a credit event occurs, the buyer typically receives full notional value for a reference obligation that may have little or no value.

Credit default swaps may involve greater risks than if a Fund had invested in the reference obligation directly.  Credit default swaps are subject to general market risk, liquidity risk and credit risk.  If a Fund is a buyer in a credit default swap agreement and no credit event occurs, then it will lose its investment.  In addition, the value of the reference obligation received by a Fund as a seller if a credit event occurs, coupled with the periodic payments previously received, may be less than the full notional value it pays to the buyer, resulting in a loss of value to the Fund.  In addition, when a Fund is the seller of a credit default swap, the Fund will maintain cash or liquid assets having an aggregate NAV at least equal the full notional amount of the credit default swap in an account with the Fund’s custodian that satisfies the 1940 Act.  Obligations under credit default swaps so covered will not be construed to be “senior securities” for purposes of a Fund’s investment restriction concerning senior securities.

A Fund may also invest in credit default swap index products and in options on credit default swap index products.  The individual credits underlying these credit default swap indices may be rated investment grade or non-investment grade.  These instruments are designed to track representative segments of the credit default swap market and provide investors with exposure to specific “baskets” of issuers of bonds or loans.  Such investments are subject to liquidity risks as well as other risks associated with investments in credit default swaps discussed above.  Each Funds reserves the right to invest in similar instruments that may become available in the future.

Risks of Potential Government Regulation of Derivatives.  It is possible that additional government regulation of various types of derivative instruments, including futures, options, and swap contracts, may limit or prevent a Fund from using such instruments as part of its investment strategy, and could ultimately prevent the Fund from being able to achieve its investment objective.  It is impossible to fully predict the effects of past, present or future legislation and regulation in this area, but the effects could be substantial and adverse.  It is possible that legislative and regulatory activity could limit or restrict the ability of a Fund to use certain instruments as part of its investment strategy.  Limits or restrictions applicable to the counterparties with which a Fund engages in derivative transactions could also prevent the Fund from using certain instruments.

There is a possibility of future regulatory changes altering, perhaps to a material extent, the nature of an investment in a Fund or the ability of a Fund to continue to implement its investment strategies.  The futures, options, and swaps markets are subject to comprehensive statutes, regulations, and margin requirements.  In addition, the SEC, the CFTC and the exchanges are authorized to take extraordinary actions in the event of a market emergency, including, for example, the implementation or reduction of speculative position limits, the implementation of higher margin requirements, the establishment of daily price limits, and the suspension of trading.  The regulation of futures, options, and swaps transactions in the U.S. is a rapidly changing area of law and is subject to modification by government action.  In particular, the Dodd-Frank Act will change the way in which the U.S. financial system is supervised and regulated.  Title VII of the Dodd-Frank Act sets forth a new legislative framework for OTC derivatives, including financial instruments, such as swaps, in which the Funds may invest.  Title VII of the Dodd-Frank Act makes broad changes to the OTC derivatives markets, grants significant new authority to the SEC and the CFTC to regulate OTC derivatives and market participants, and will require clearing and exchange trading of many OTC derivative transactions.  The CFTC and the SEC finalized the definition of “swap” and “security-based swap.”  These definitions became effective October 12, 2012 and provide parameters around which contracts will be subject to further regulation under the Dodd-Frank Act.

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Provisions in the Dodd-Frank Act include new capital and margin requirements and the mandatory use of clearinghouse mechanisms for many OTC derivative transactions.  The CFTC, the SEC and other federal regulators have been tasked with developing the rules and regulations enacting the provisions of the Dodd-Frank Act.  Because there is a prescribed phase-in period during which most of the mandated rulemaking and regulations will be implemented, it is not possible at this time to gauge the exact nature and scope of the impact of the Dodd-Frank Act on the Funds.  However, it is expected that swap dealers, major market participants and swap counterparties will experience new and/or additional regulations, requirements, compliance burdens and associated costs.  The new law and the rules to be promulgated may negatively impact a Fund’s ability to meet its investment objective either through limits or requirements imposed on it or upon its counterparties.  In particular, any new position limits imposed on a Fund or its counterparties may impact the Fund’s ability to invest in futures, options, and swaps in a manner that efficiently meets its investment objective.  New requirements, even if not directly applicable to a Fund, including capital requirements and mandatory clearing, may increase the cost of the Fund’s investments and cost of doing business, which could adversely affect investors.

Warrants and Rights
The Funds may purchase, or receive as a distribution from other investments, warrants and rights, which are instruments that permit a Fund to acquire, by subscription, the capital stock of a corporation at a set price, regardless of the market price for such stock.  The principal difference between warrants and rights is their term-rights typically expire within weeks while warrants have longer durations.  Neither rights nor warrants have voting rights or pay dividends.  The market price of warrants is usually significantly less than the current price of the underlying stock.  Thus, there is a greater risk that warrants might drop in value at a faster rate than the underlying stock.

When-Issued Securities
When-issued securities transactions involve a commitment by a Fund to purchase or sell particular securities with payment and delivery taking place at a future date, and permit the Fund to lock in a price or yield on a security it owns or intends to purchase, regardless of future changes in interest rates or market action.  Typically, no income accrues to the purchaser of a security on a when-issued basis prior to delivery.  Such securities are recorded as an asset and its value may fluctuate.  Purchasing a security on a when-issued basis can involve the risk that the market price at the time of delivery may be lower than the agreed-upon purchase price, in which case there could be an unrealized loss at the time of delivery.  A Fund will only make commitments to purchase securities on a when-issued basis with the intention of actually acquiring the securities.  As required, the Fund will establish in a segregated account, or earmark as segregated on the books of the Custodian, an amount of liquid assets equal to 102% of the amount of its commitment to purchase securities on a when-issued basis.  These assets will be marked-to-market daily, and the Fund will increase the aggregate value of the assets, as necessary, to ensure that the assets are at least equal to 102% of the amount of the Fund’s commitments.

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Initial Public Offerings
The Funds may invest in securities offered in initial public offerings (“IPOs”).  IPOs involve companies that have no public operating history and therefore entail more risk than established public companies.  Because IPO shares frequently are volatile in price, a Fund may hold IPO shares for a very short period of time.  This may increase the turnover of a Fund’s portfolio and may lead to increased expenses to the Fund, such as commissions and transaction costs.  By selling IPO shares, a Fund may realize taxable capital gains that it will subsequently distribute to shareholders.  Companies that offer securities in IPOs tend to typically have small market capitalizations and therefore their securities may be more volatile and less liquid than those issued by larger companies.  Certain companies offering securities in an IPO may have limited operating experience and, as a result face a greater risk of business failure.

Master Limited Partnerships
A Fund may invest in publicly traded master limited partnerships (“MLPs”) that are registered under the Securities Exchange Act of 1934, as amended (the “Securities Exchange Act”), and listed on a major United States stock exchange, if the issuer meets the Fund’s investment criteria.  MLPs are businesses organized as limited partnerships which trade their proportionate shares of the partnership (units) on a public exchange.  MLPs often own or own interests in properties or businesses that are related to oil and gas industries, including pipelines, although MLPs may invest in other types of investments, including credit-related investments.  MLPs are required to pay out most or all of their cash flow in distributions.  This pass through creates passive income or losses, along with dividend and investment income. The MLPs a Fund may purchase are comprised of a general partner (the “GP”) and multiple limited partners (the “LP Holders”). The GP is responsible for the operations and the maintenance of the partnership’s businesses, while the LP Holders assume economic risk up to their level of investment.  Typically, the GP has a 1% to 2% investment in the MLP, but can extract a higher percentage of the partnership’s profits as the MLP’s distributions increase.  This serves as an incentive to the GP to grow the partnership’s distributions.  Conflicts of interest may exist among unit holders, subordinated unit holders and the general partner of an MLP, including those arising from incentive distribution payments.

Generally speaking, MLP investment returns are enhanced during periods of declining or low interest rates and tend to be negatively influenced when interest rates are rising.  As an income vehicle, the unit price can be influenced by general interest rate trends independent of specific underlying fundamentals.  In addition, most MLPs are fairly leveraged and typically carry a portion of a “floating” rate debt.  As such, a significant upward swing in interest rates would also drive interest expense higher.  Furthermore, most MLPs grow by acquisitions partly financed by debt, and higher interest rates could make it more difficult to make acquisitions.

The manner and extent of a Fund’s investments in MLPs may be limited by its intention to qualify as a regulated investment company under the Code, and any such investments by the Fund may adversely affect the ability of the Fund to so qualify.

Private Placements and Restricted Securities
The Funds may invest in restricted securities (securities with limited transferability under the securities laws) acquired from the issuer in “private placement” transactions.  Private placement securities are not registered under the Securities Act of 1933, as amended (the “Securities Act”), and are subject to restrictions on resale.  They are eligible for sale only to certain qualified institutional buyers, like the Funds, and are not sold on a trading market or exchange.  While private placement securities offer attractive investment opportunities otherwise not available on an open market, because such securities are available to few buyers, they are often both difficult to sell and to value.  Certain of a Fund’s investments may be placed in smaller, less seasoned, issuers that present a greater risk due to limited product lines and/or financial resources.  The issuer of privately placed securities may not be subject to the disclosure and other investor protection requirements of a public trade.  Additionally, a Fund could obtain material non-public information from the issuer of such securities that would restrict the Fund’s ability to conduct transactions in underlying securities.

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Privately placed securities can usually only be resold to other qualified institutional buyers, or in a private transaction, or to a limited number of purchasers, or in limited quantities after they have been held for a specified period of time and other conditions are met pursuant to an exemption from registration.  A Fund may incur more cost in the disposition of such securities because of the time and legal expense required to negotiate a private placement.  Because of the limited market, a Fund may find it difficult to sell the securities when it finds it advisable to do so and, to the extent such securities are sold in private negotiations, they may be sold for less than the price for which they were purchased or less than their fair market value.

Privately placed securities cannot be resold to the public unless they have been registered under the Securities Act or pursuant to an exemption, such as Rule 144A.  Although securities which may be resold only to “qualified institutional buyers” in accordance with the provisions of Rule 144A under the Securities Act are technically considered “restricted securities,” a Fund may purchase Rule 144A securities without regard to the limitation on investments in illiquid securities described below in the “Illiquid Securities” section, provided that a determination is made that such securities have a readily available trading market.  A Fund may also purchase certain commercial paper issued in reliance on the exemption from regulations in Section 4(2) of the Securities Act (“4(2) Paper”).  The Adviser will determine the liquidity of Rule 144A securities and 4(2) Paper under the supervision of the Board of Trustees.  The liquidity of Rule 144A securities and 4(2) Paper will be monitored by the Adviser, and if as a result of changed conditions it is determined that a Rule 144A security or 4(2) Paper is no longer liquid, the Fund’s holdings of illiquid securities will be reviewed to determine what, if any, action is required to assure that each Fund does not exceed its percentage limitation for investments in illiquid securities.

Cash Investments
Each Fund may invest in high-quality, short-term debt securities and money market instruments (“Cash Investments”) for (i) temporary defensive purposes in response to adverse market, economic or political conditions and (ii) to retain flexibility in meeting redemptions, paying expenses, and identifying and assessing investment opportunities.  Cash Investments include shares of other mutual funds, certificates of deposit, bankers’ acceptances time deposits, savings association obligations, commercial paper, short-term notes (including discount notes), and other obligations.

The Funds may hold a substantial position in Cash Investments for long periods of time, which may result in a Fund not achieving its investment objective.  If the market advances during periods when a Fund is holding a large Cash Investment, the Fund may not participate to the extent it would have if the Fund had been more fully invested.  To the extent that a Fund uses a money market fund for its Cash Investment, there will be some duplication of expenses because the Fund would bear its pro rata portion of such money market fund’s advisory fees and operational expenses.

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Cash Investments are subject to credit risk and interest rate risk, although to a lesser extent than longer-term debt securities, due to Cash Investments’ short-term, significant liquidity, and typical high credit quality.

The Funds may invest in any of the following:

Money Market Mutual Funds.  Generally, money market mutual funds seek to earn income consistent with the preservation of capital and maintenance of liquidity.  They primarily invest in high quality money market obligations, including U.S. government obligations, bank obligations and high-grade corporate instruments.  These investments generally mature within 397 days from the date of purchase.  An investment in a money market mutual fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any government agency.

To the extent that a Fund invests in money market mutual funds, your cost of investing in the Fund will generally be higher since you will indirectly bear fees and expenses charged by the underlying money market mutual funds in addition to the Fund’s direct fees and expenses.  Furthermore, investing in money market mutual funds could affect the timing, amount and character of distributions to you and therefore may increase the amount of taxes payable by you.

Bank Certificates of Deposit, Bankers’ Acceptances and Time Deposits.  A Fund may acquire certificates of deposit, bankers’ acceptances and time deposits.  Certificates of deposit are negotiable certificates issued against monies deposited in a commercial bank for a definite period of time and earning a specified return.  Bankers’ acceptances are negotiable drafts or bills of exchange, normally drawn by an importer or exporter to pay for specific merchandise, which are “accepted” by a bank, meaning in effect that the bank unconditionally agrees to pay the face value of the instrument on maturity.  Certificates of deposit and bankers’ acceptances acquired by a Fund will be dollar-denominated obligations of domestic or foreign banks or financial institutions which at the time of purchase have capital, surplus, and undivided profits in excess of $100 million (including assets of both domestic and foreign branches), based on latest published reports, or less than $100 million if the principal amount of such bank obligations are fully insured by the U.S. government.

In addition to purchasing certificates of deposit and bankers’ acceptances, to the extent permitted under the investment objective and policies stated above and in the Prospectus, a Fund may make interest-bearing time deposits or other interest-bearing deposits in commercial or savings banks.  Time deposits are non-negotiable deposits maintained at a banking institution for a specified period of time at a specified interest rate.

Commercial Paper, Short-Term Notes and Other Obligations.  A Fund may invest a portion of its assets in commercial paper, short-term notes, and other corporate obligations.

Commercial paper consists of unsecured promissory notes issued by corporations.  Issues of commercial paper and short-term notes will normally have maturities of less than nine months and fixed rates of return, although such instruments may have maturities of up to one year.  Commercial paper and short-term notes will consist of issues rated at the time of purchase “A-2” or higher by S&P, “Prime-1” or “Prime-2” by Moody’s, or similarly rated by another nationally recognized statistical rating organization or, if unrated, determined by the Adviser to be of comparable quality.

A Fund may also purchase other obligations which have remaining maturities of one year or less from the date of purchase and which are rated “A” or higher by S&P or “A” or higher by Moody’s, or similarly rated by another nationally recognized statistical rating organization or, if unrated, determined by the Adviser to be of comparable quality.

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Investment Companies
Each Fund may invest in other investment companies to the extent permitted by the 1940 Act and the rules and regulations thereunder. Each Fund generally may purchase or redeem, without limitation, shares of any affiliated or unaffiliated money market funds, including unregistered money market funds, so long as the Fund does not pay a sales load or service fee in connection with the purchase, sale or redemption or, if such fees are paid, the Fund’s investment adviser waives its management fee in an amount necessary to offset the amounts paid.  With respect to other investments in investment companies, the 1940 Act generally limits each Fund from acquiring (i) more than 3% of the total outstanding shares of another investment company; (ii) shares of another investment company having an aggregate value in excess of 5% of the value of the total assets of the Fund; or (iii) shares of another registered investment company and all other investment companies having an aggregate value in excess of 10% of the value of the total assets of the Fund.

Closed-End Funds.  Closed-end funds are investment companies that typically issue a fixed number of shares that trade on a securities exchange or over-the-counter. The risks of investment in closed-end funds typically reflect the risk of the types of securities in which the funds invest. Investments in closed-end funds are subject to the additional risk that shares of the fund may trade at a premium or discount to their net asset value (“NAV”) per share. Closed-end funds come in many varieties and can have different investment objectives, strategies and investment portfolios. They also can be subject to different risks, volatility and fees and expenses. When a Fund invests in shares of a closed-end fund, shareholders of the Fund bear their proportionate share of the closed-end fund’s fees and expenses, as well as their share of the Fund’s fees and expenses.

Open-End Mutual Funds.  Open-end mutual funds are investment companies that issue new shares continuously and redeem shares daily. The risks of investment of open-end mutual funds typically reflect securities in which the funds invest. The net asset value per share of an open-end fund will fluctuate daily depending upon the performance of the securities held by the fund. Each open-end fund may have a different investment objective and strategy and different investment portfolio. Different funds may also be subject to different risks, volatility and fees and expenses. When a Fund invests in shares of an open-end fund, shareholders of the Fund bear their proportionate share of the open-end funds’ fees and expenses, as well as their share of the Fund’s fees and expenses.

Exchange-Traded Funds. Exchange-Traded Funds (“ETFs”) are typically open-end investment companies that are bought and sold on a national securities exchange.  When a Fund invests in an ETF, it will bear additional expenses based on its pro rata share of the ETF’s operating expenses, including the potential duplication of management fees.  The risk of owning an ETF generally reflects the risks of owning the underlying securities it holds.  Certain ETFs are actively managed (i.e., they do not seek to replicate a specific benchmark index).  Other ETFs use a “passive” investment and will not attempt to take defensive positions in volatile or declining markets.  However, an ETF may not fully replicate the performance of its benchmark index for many reasons, including because of the temporary unavailability of certain index securities in the secondary market or discrepancies between the ETF and the index with respect to the weighting of securities or the number of stocks held.  Lack of liquidity in an ETF could result in an ETF being more volatile than the underlying portfolio of securities it holds.  In addition, because of ETF expenses, compared to owning the underlying securities directly, it may be more costly to own an ETF.

If a Fund invests in shares of an ETF, shareholders will indirectly bear fees and expenses charged by the underlying ETF in which the Fund invests in addition to the Fund’s direct fees and expenses.  The Fund also will incur brokerage costs when it purchases ETFs.  Furthermore, investments in other ETFs could affect the timing, amount and character of distributions to shareholders and therefore may increase the amount of taxes payable by investors in the Fund.

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Securities Lending
A Fund may lend its securities in order to increase the return on its portfolio.  The SEC currently requires that the following conditions must be met whenever a Fund’s portfolio securities are loaned:  (1) the Fund must receive at least 100% cash collateral from the borrower in the form of cash or cash equivalents; (2) the borrower must increase such collateral whenever the market value of the securities rises above the level of such collateral; (3) the Fund must be able to terminate the loan at any time; (4) the Fund must receive reasonable interest on the loan, as well as any dividends, interest or other distributions on the loaned securities, and any increase in market value; (5) the Fund may pay only reasonable custodian fees approved by the Board in connection with the loan; (6) while voting rights on the loaned securities may pass to the borrower, the Board must terminate the loan and regain the right to vote the securities if a material event adversely affecting the investment occurs, and (7) the Fund may not loan its portfolio securities so that the value of the loaned securities is more than one-third of its total asset value, including collateral received from such loans.  These conditions may be subject to future modification.  Such loans will be terminable at any time upon specified notice.

A Fund might experience the risk of loss if the institution with which it has engaged in a portfolio loan transaction breaches its agreement with the Fund.  In addition, a Fund will not enter into any portfolio security lending arrangement having a duration of longer than one year.  The principal risk of portfolio lending is potential default or insolvency of the borrower.  In either of these cases, a Fund could experience delays in recovering securities or collateral or could lose all or part of the value of the loaned securities.  As part of participating in a lending program, a Fund may be required to invest in collateralized debt or other securities that bear the risk of loss of principal.  In addition, all investments made with the collateral received are subject to the risks associated with such investments.  If such investments lose value, a Fund will have to cover the loss when repaying the collateral.

The Board appoints agents to be responsible for monitoring the creditworthiness of borrowers.  To the extent a Fund is participating in securities lending, on a quarterly basis, the Board reviews a report regarding the Fund’s loans.  Such report includes, among other things, the identity and value of all securities comprising each loan, the length of time that the loan has been outstanding, the amount earned by the Fund, the amount of fees paid in connection with the loan and the ratio of the value of the collateral to the value of the loan.

Any loans of portfolio securities are fully collateralized based on values that are marked-to-market daily.  Any securities that a Fund may receive as collateral will not become part of the Fund’s investment portfolio at the time of the loan and, in the event of a default by the borrower, the Fund will, if permitted by law, dispose of such collateral except for such part thereof that is a security in which the Fund is permitted to invest.  During the time securities are on loan, the borrower will pay the Fund any accrued income on those securities, and the Fund may invest the cash collateral and earn income or receive an agreed-upon fee from a borrower that has delivered cash-equivalent collateral.

Illiquid Securities
Historically, illiquid securities have included securities subject to contractual or legal restrictions on resale because they have not been registered under the Securities Act, securities which are otherwise not readily marketable, and securities such as repurchase agreements having a maturity of longer than seven days and purchased OTC options.  Securities which have not been registered under the Securities Act are referred to as private placements or restricted securities and are purchased directly from the issuer or in the secondary market.  In recent years, however, a large institutional market has developed for certain securities that are not registered under the Securities Act, including repurchase agreements, commercial paper, foreign securities, municipal securities and corporate bonds and notes.  Institutional investors depend on an efficient institutional market in which the unregistered security can be readily resold or on an issuer’s ability to honor a demand for repayment.  The fact that there are contractual or legal restrictions on resale to the general public or to certain institutions may not be indicative of the liquidity of such investments.  The Board of Trustees may determine that such securities are not illiquid securities notwithstanding their legal or contractual restrictions on resale.  In all other cases, however, securities subject to restrictions on resale will be deemed illiquid.  A Fund will determine a security to be illiquid if it cannot be sold or disposed of in the ordinary course of business within seven days at the value at which the Fund has valued the security.  Factors considered in determining whether a security is illiquid may include, but are not limited to: the frequency of trades and quotes for the security; the number of dealers willing to purchase and sell the security and the number of potential purchasers; the number of dealers who undertake to make a market in the security; the nature of the security, including whether it is registered or unregistered, and the market place; whether the security has been rated by an NRSRO; the period of time remaining until the maturity of a debt instrument or until the principal amount of a demand instrument can be recovered through demand; the nature of any restrictions on resale; and with respect to municipal lease obligations and certificates of participation, whether there is reasonable assurance that the obligation will remain liquid throughout the time the obligation is held and, if unrated, whether an analysis similar to that which would be performed by an NRSRO is performed.  A Fund will not hold more than 15% of the value of its net assets in illiquid securities, including repurchase agreements providing for settlement in more than seven days after notice, non-negotiable fixed time deposits with maturities over seven days, over-the-counter options and certain restricted securities not determined by the Board of Trustees to be liquid.

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Repurchase Agreements
A Fund may enter into repurchase agreements.  Under such agreements, a Fund agrees to purchase U.S. government obligations from a counterparty and the counterparty agrees to repurchase the securities at a mutually agreed upon time and price.  The repurchase price may be higher than the purchase price, the difference being income to the Fund, or the purchase and repurchase prices may be the same, with interest at a stated rate due to the Fund together with the repurchase price on repurchase.  In either case, the income to the Fund is unrelated to the interest rate on the security itself.  Such repurchase agreements will be made only with banks with assets of $500 million or more that are insured by the Federal Deposit Insurance Corporation or with government securities dealers recognized by the Federal Reserve Board and registered as broker-dealers with the SEC or exempt from such registration.  A Fund will generally enter into repurchase agreements of short durations, from overnight to one week, although the underlying securities generally have longer maturities.  A Fund may not enter into a repurchase agreement with more than seven days to maturity if, as a result, more than 15% of the value of the Fund’s net assets would be invested in illiquid securities including such repurchase agreements.  To the extent necessary to facilitate compliance with Section 12(d)(3) of the 1940 Act and Rule 12d3-1 promulgated thereunder, each Fund will ensure that repurchase agreements will be collateralized fully to the extent required by Rule 5b-3.

For purposes of the 1940 Act, a repurchase agreement is deemed to be a loan from a Fund to the seller of the U.S. government obligations that are subject to the repurchase agreement.  It is not clear whether a court would consider the U.S. government obligations to be acquired by the Fund subject to a repurchase agreement as being owned by the Fund or as being collateral for a loan by the Fund to the seller.  In the event of the commencement of bankruptcy or insolvency proceedings with respect to the seller of the U.S. government obligations before its repurchase under a repurchase agreement, a Fund could encounter delays and incur costs before being able to sell the underlying U.S. government obligations.  Delays may involve loss of interest or a decline in price of the U.S. government obligations.  If a court characterizes the transaction as a loan and the Fund has not perfected a security interest in the U.S. government obligations, the Fund may be required to return the securities to the seller’s estate and be treated as an unsecured creditor of the seller.  As an unsecured creditor, the Fund would be at the risk of losing some or all of the principal and income involved in the transaction.  As with any unsecured debt instrument purchased for a Fund, the Adviser seeks to minimize the risk of loss through repurchase agreements by analyzing the creditworthiness of the other party, in this case the seller of the U.S. government security.

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Apart from the risk of bankruptcy or insolvency proceedings, there is also the risk that the seller may fail to repurchase the U.S. government obligations.  However, each Fund will always receive as collateral for any repurchase agreement to which it is a party securities acceptable to the Adviser, the market value of which is equal to at least 100% of the repurchase price, and the Fund will make payment against such securities only upon physical delivery or evidence of book entry transfer to the account of its Custodian.  If the market value of the U.S. government obligations subject to the repurchase agreement become less than the repurchase price (including interest), a Fund will direct the seller of the U.S. government obligations to deliver additional securities so that the market value of all securities subject to the repurchase agreement will equal or exceed the repurchase price.  It is possible that a Fund could be unsuccessful in seeking to enforce on the seller a contractual obligation to deliver additional securities.

Reverse Repurchase Agreements
A Fund may enter into reverse repurchase agreements for temporary purposes with banks and securities dealers if the creditworthiness of the bank or securities dealer has been determined by the Adviser to be satisfactory. A reverse repurchase agreement is a repurchase agreement in which a Fund is the seller of, rather than the investor in, securities and agrees to repurchase them at an agreed-upon time and price. Use of a reverse repurchase agreement may be preferable to a regular sale and later repurchase of securities because it avoids certain market risks and transaction costs.

At the time when a Fund enters into a reverse repurchase agreement, the Fund’s liquid assets (such as cash, U.S. government securities or other “high-grade” debt obligations), having a value at least as great as the purchase price of the securities to be purchased, will be segregated on the Fund’s books and held by the Custodian throughout the period of the obligation. The use of reverse repurchase agreements by a Fund creates leverage which increases its investment risk. If the income and gains on securities purchased with the proceeds of these transactions exceed the cost, a Fund’s earnings or net asset value will increase faster than otherwise would be the case; conversely, if the income and gains fail to exceed the cost, earnings or net asset value would decline faster than otherwise would be the case. The Funds intend to enter into reverse repurchase agreements only if the income from the investment of the proceeds is expected to be greater than the expense of the transaction, because the proceeds are invested for a period no longer than the term of the reverse repurchase agreement.

Borrowing
Each Fund may borrow money in amounts of up to one-third of its total assets (including the amount borrowed) from banks.  In addition, each Fund is authorized to borrow money from time to time for temporary, extraordinary or emergency purposes or for clearance of transactions.  The use of borrowing by a Fund involves special risk considerations that may not be associated with other funds having similar objectives and policies.  Since substantially all of a Fund’s assets fluctuate in value, while the interest obligation resulting from a borrowing will be fixed by the terms of the Fund’s agreement with its lender, the net asset value per share of the Fund will tend to increase more when its portfolio securities increase in value and to decrease more when its portfolio assets decrease in value than would otherwise be the case if the Fund did not borrow funds.  In addition, interest costs on borrowings may fluctuate with changing market rates of interest and may partially offset or exceed the return earned on borrowed funds.  Under adverse market conditions, a Fund might have to sell portfolio securities to meet interest or principal payments at a time when it is unfavorable to do so.

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Fundamental and Non-Fundamental Investment Limitations
The Trust (on behalf of each Fund) has adopted the following restrictions as fundamental policies, which may not be changed without the favorable “vote of the holders of a majority of the outstanding voting securities” of a Fund, as defined under the 1940 Act.  Under the 1940 Act, the “vote of the holders of a majority of the outstanding voting securities” means the vote of the holders of the lesser of (i) 67% of the shares of a Fund represented at a meeting at which the holders of more than 50% of its outstanding shares are represented at the meeting in person or by proxy; or (ii) more than 50% of the outstanding shares of the Fund.

The Funds may not:

1.
Issue senior securities, borrow money or pledge their assets, except that (i) a Fund may borrow from banks in amounts not exceeding one-third of its total assets (including the amount borrowed) less liabilities (other than borrowings); and (ii) this restriction shall not prohibit a Fund from engaging in options transactions, reverse repurchase agreements, purchasing securities on a when-issued, delayed delivery, or forward delivery basis, or short sales in accordance with its objectives and strategies;

2.
Underwrite the securities of other issuers (except that a Fund may engage in transactions involving the acquisition, disposition or resale of its portfolio securities under circumstances where it may be considered to be an underwriter under the Securities Act);

3.
Purchase or sell real estate or interests in real estate, unless acquired as a result of ownership of securities (although a Fund may purchase and sell securities which are secured by real estate and securities of companies that invest or deal in real estate);

4.
Purchase or sell physical commodities or commodities contracts, unless acquired as a result of ownership of securities or other instruments and provided that this restriction does not prevent a Fund from engaging in transactions involving currencies and futures contracts and options thereon or investing in securities or other instruments that are secured by physical commodities;

5.	Make loans of money (except for the lending of a Fund’s portfolio securities, repurchase agreements and purchases of debt securities consistent with the investment policies of the Fund);

6.
Invest in the securities of any one industry or group of industries if, as a result, 25% or more of a Fund’s total assets would be invested in the securities of such industry or group of industries; except that, the foregoing does not apply to securities issued or guaranteed by the U.S. government, its agencies or instrumentalities; or

Below is the only non-fundamental investment restriction is applicable to each Fund.  This restriction can be changed by the Board of Trustees, but the change will only be effective after prior written notice is given to shareholders of the Fund(s) with respect to which a change is made.

w
The Funds may not hold more than 15% of the value of their respective net assets in illiquid securities.  Illiquid securities are those securities that cannot be disposed of within seven days in the ordinary course of business at approximately the amount at which the Fund has valued them.  Illiquid securities may include restricted securities not determined by the Board of Trustees to be liquid, non-negotiable time deposits, over-the-counter options, and repurchase agreements providing for settlement in more than seven days after notice.

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In applying each Fund’s fundamental policy on concentration (i.e., investing more than 25% of its net assets in the securities of issuers primarily engaged in the same industry or group of industries) described above:

w
information technology companies will be divided into various subcategories (e.g. internet software & services, IT services, software, communication equipment, computer & peripherals, electronic equipment, instruments & components, office electronics, and semiconductors & semiconductor equipment) and each subcategory will be considered a separate industry;

w
healthcare companies will be divided into various subcategories (e.g.  health care equipment & supplies, health care providers & services, health care technology, biotechnology, pharmaceuticals, and life sciences tools & services) and each subcategory will be considered a separate industry;

w
consumer discretionary companies will be divided into various subcategories (e.g. auto components, automobiles, household durables, leisure equipment & products, textiles, apparel & luxury goods, hotels, restaurants & leisure, diversified consumer services, media, distributors, internet & catalog retail, multiline retail, and specialty retail) and each subcategory will be considered a separate industry;

w
financial service companies will be divided according to the end users of their services (e.g. commercial banks, thrifts & mortgage finance, diversified financial services and consumer finance, capital markets, insurance, real estate, real estate investment trusts, and real estate management & development) and each subcategory will be considered a separate industry;

w
utility companies will be divided according to their services (e.g. gas utilities,  electric utilities, water utilities, independent power producers & energy traders, and multiple utilities) and each subcategory will be considered a separate industry;

w	asset-backed securities will be divided according to the underlying assets securing such securities, and each subcategory will be considered a separate industry.

The Funds intend to comply with the SEC staff position that securities issued or guaranteed as to principal and interest by any single foreign government are considered to be securities of issuers in the same industry.

Except with respect to MLPs, borrowing, and investments in illiquid securities, if a percentage or rating restriction on investment or use of assets set forth herein or in the Prospectus is adhered to at the time a transaction is effected, later changes in percentage resulting from any cause other than actions by a Fund will not be considered a violation.  With respect to borrowing, if at any time a Fund’s borrowings exceed one-third of its total assets (including the amount borrowed) less liabilities and indebtedness (other than borrowings), such borrowings will be reduced within three days, (not including Sundays and holidays) or such longer period as the SEC may prescribe by rules and regulations, to the extent necessary to comply with the one-third limitation.

Management of the Funds

Board of Trustees
The management and affairs of the Funds are supervised by the Board of Trustees.  The Board of Trustees consists of five individuals.  The Trustees are fiduciaries for the Funds’ shareholders and are governed by the laws of the State of Delaware in this regard.  The Board of Trustees establishes policies for the operation of the Funds and appoints the officers who conduct the daily business of the Funds.

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The Role of the Board of Trustees
The Board of Trustees provides oversight of the management and operations of the Trust.  Like all mutual funds, the day-to-day responsibility for the management and operation of the Trust is the responsibility of various service providers to the Trust and its individual series, such as the Adviser, Distributor, Administrator, Custodian, and Transfer Agent, each of whom are discussed in greater detail in this SAI.  The Board approves all significant agreements between the Trust and its service providers, including the agreements with the Adviser, Distributor, Administrator, Custodian and Transfer Agent.  The Board has appointed various individuals of certain of these service providers as officers of the Trust, with responsibility to monitor and report to the Board on the Trust’s day-to-day operations.  In conducting this oversight, the Board receives regular reports from these officers and service providers regarding the Trust’s operations.  The Board has appointed a Chief Compliance Officer (“CCO”) who reports directly to the Board and who administers the Trust’s compliance program and regularly reports to the Board as to compliance matters, including an annual compliance review.  Some of these reports are provided as part of formal “Board Meetings,” which are held four times per year, in person, and such other times as the Board determines is necessary, and involve the Board’s review of recent Trust operations.  From time to time one or more members of the Board may also meet with Trust officers in less formal settings, between formal Board Meetings, to discuss various topics.  In all cases, however, the role of the Board and of any individual Trustee is one of oversight and not of management of the day-to-day affairs of the Trust, and its oversight role does not make the Board a guarantor of the Trust’s investments, operations, or activities.

Board Leadership Structure
The Board has structured itself in a manner that it believes allows it to effectively perform its oversight function.  The Board of Trustees is comprised of four Trustees who are not “interested persons” (as defined in the 1940 Act) (the “Independent Trustees”) – Messrs. Roel C. Campos, David A. Massart, Leonard M. Rush and David M. Swanson – and one Interested Trustee – Mr. Robert J. Kern.  Accordingly, 80% of the members of the Board are Independent Trustees, who are Trustees that are not affiliated with any investment adviser to the Trust or their respective affiliates or other service providers to the Trust or any Trust series.  The Board of Trustees has established three standing committees, an Audit Committee, a Nominating Committee and a Valuation Committee, which are discussed in greater detail under “Board Committees” below.  Each of the Audit Committee and the Nominating Committee are comprised entirely of Independent Trustees.  The Independent Trustees have engaged independent counsel to advise them on matters relating to their responsibilities in connection with the Trust.

The Trust’s Chairman, Mr. Kern, is an “interested person” of the Trust, as defined by the 1940 Act, by virtue of the fact that he is an interested person of Quasar Distributors, LLC, which acts as principal underwriter to many of the Trust’s underlying funds.  Mr. Kern also serves as an Executive Vice President of the Administrator.  The Independent Trustees have appointed Leonard M. Rush as a lead Independent Trustee, who coordinates activities of the Independent Trustees, acts as a liaison with the Trust’s service providers, officers, legal counsel, and other Trustees between meetings, helps to set Board meeting agendas, and serves as chair during executive sessions of the Independent Trustees.

In accordance with the fund governance standards prescribed by the SEC under the 1940 Act, the Independent Trustees on the Nominating Committee select and nominate all candidates for Independent Trustee positions.  Each Trustee was appointed to serve on the Board of Trustees because of his experience, qualifications, attributes and skills as set forth in the subsection “Trustee Qualifications” below.

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The Board reviews its structure regularly in light of the characteristics and circumstances of the Trust, including: the unaffiliated nature of each investment adviser; the number of funds that comprise the Trust; the variety of asset classes that those funds reflect; the net assets of the Trust; the committee structure of the Trust; and the independent distribution arrangements of each of the Trust’s underlying funds.

The Board has determined that the appointment of a lead Independent Trustee and the function and composition of the Audit Committee and the Nominating Committee are appropriate means to address any potential conflicts of interest that may arise from the Chairman’s status as an Interested Trustee.  In addition, the inclusion of all Independent Trustees as members of the Audit Committee and the Nominating Committee allows all such Trustees to participate in the full range of the Board of Trustees’ oversight duties, including oversight of risk management processes discussed below.  Given the composition of the Board and the function and composition of its various committees as described above, the Trust has determined that the Board’s leadership structure is appropriate.

Board Oversight of Risk Management
As part of its oversight function, the Board receives and reviews various risk management reports and assessments and discusses these matters with appropriate management and other personnel, including personnel of the Trust’s service providers.  Because risk management is a broad concept comprised of many elements (such as, for example, investment risk, issuer and counter-party risk, compliance risk, operational risks, business continuity risks, etc.) the oversight of different types of risks is handled in different ways.  For example, the CCO regularly reports to the Board during Board Meetings and meets in executive session with the Independent Trustees and their legal counsel to discuss compliance and operational risks.  In addition, Mr. Rush, the Independent Trustee designated as the Audit Committee’s “audit committee financial expert,” meets with the President, Treasurer and the Funds’ independent registered public accounting firm to discuss, among other things, the internal control structure of the Funds’ financial reporting function. The full Board receives reports from the investment advisers to the underlying funds and the portfolio managers as to investment risks.

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Trustees and Officers
The Trustees and officers of the Trust are listed below with their addresses, present positions with the Trust and principal occupations over at least the last five years.

Name, Address and Age	Position(s) Held with the Trust	Term of Office and Length of Time Served	Number of Portfolios in Trust Overseen by Trustee	Principal Occupation(s) During the Past Five Years	Other Directorships Held by Trustee During the Past Five Years
Independent Trustees
Leonard M. Rush, CPA 615 E. Michigan St. Milwaukee, WI 53202 Age: […]	Lead Independent Trustee and Audit Committee Chairman	Indefinite Term; Since April 2011	28	Retired; Chief Financial Officer, Robert W. Baird & Co. Incorporated, (2000-2011).	Independent Trustee, ETF Series Solutions (12 Portfolios) (2012-Present); Director, Anchor Bancorp Wisconsin, Inc. (2011-2013).
Roel C. Campos, Esq. 615 E. Michigan St. Milwaukee, WI 53202 Age: […]	Trustee	Indefinite Term; Since April 2011	28	Partner, Locke Lord LLP (a law firm) (2011-present); Partner, Cooley LLP (a law firm) (2007-2011); Commissioner, U.S. Securities and Exchange Commission (2002-2007).	Director, WellCare Health Plans, Inc. (2013-Present); Director, Regional Management Corp. (2012-Present).
David A. Massart 615 E. Michigan St. Milwaukee, WI 53202 Age: […]	Trustee and Valuation Committee Chairman	Indefinite Term; Since April 2011	28	Co-Founder and Chief Investment Strategist, Next Generation Wealth Management, Inc. (2005-present).	Independent Trustee, ETF Series Solutions (12 Portfolios) (2012-Present).
David M. Swanson 615 E. Michigan St. Milwaukee, WI 53202 Age: […]	Trustee	Indefinite Term; Since April 2011	28	Founder and Managing Partner, SwanDog Strategic Marketing, LLC (2006-present); Executive Vice President, Calamos Investments (2004-2006).	Independent Trustee, ALPS Variable Investment Trust (9 Portfolios) (2006-Present).
Interested Trustee
Robert J. Kern* 615 E. Michigan St. Milwaukee, WI 53202 Age: […]	Chairman, and Trustee	Indefinite Term; Since January 2011	28	Executive Vice President, U.S. Bancorp Fund Services, LLC (1994-present).	None

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Name, Address and Age	Position(s) Held with the Trust	Term of Office and Length of Time Served	Number of Portfolios in Trust Overseen by Trustee	Principal Occupation(s) During the Past Five Years	Other Directorships Held by Trustee During the Past Five Years
Officers
James R. Arnold 615 E. Michigan St. Milwaukee, WI 53202 Age: […]	President and Principal Executive Officer	Indefinite Term, Since January 2011	N/A	Senior Vice President, U.S. Bancorp Fund Services, LLC (2002-present).	N/A
Deborah Ward 615 E. Michigan St. Milwaukee, WI 53202 Age: […]	Vice President, Chief Compliance Officer and Anti-Money Laundering Officer	Indefinite Term; Since April 2013	N/A	Senior Vice President, U.S. Bancorp Fund Services, LLC (2004-present).	N/A
Brian R. Wiedmeyer 615 E. Michigan St. Milwaukee, WI 53202 Age: […]	Treasurer and Principal Financial Officer	Indefinite Term; Since January 2011	N/A	Vice President, U.S. Bancorp Fund Services, LLC (2005-present).	N/A
Jeanine Bajczyk, Esq. 615 E. Michigan St. Milwaukee, WI 53202 Age: […]	Secretary	Indefinite Term; Since August 2015	N/A	Senior Vice President and Counsel, U.S. Bancorp Fund Services, LLC (May 2006 to present).	N/A
Mark Quade, Esq. 615 E. Michigan St. Milwaukee, WI 53202 Age: […]	Assistant Secretary	Indefinite Term; Since June 2015	N/A	Assistant Vice President, U.S. Bancorp Fund Services, LLC (2013-present); Law Clerk, U.S. Bancorp (2012-2013); Graduate, University of Minnesota Law School (2010-2013).	N/A
Ryan L. Roell 615 E. Michigan St. Milwaukee, WI 53202 Age: […]	Assistant Treasurer	Indefinite Term; Since September 2012	N/A	Assistant Vice President, U.S. Bancorp Fund Services, LLC (2005-present).	N/A
* Mr. Kern is an “interested person” of the Trust as defined by the 1940 Act by virtue of the fact that he is an interested person of Quasar Distributors, LLC, the Fund’s principal underwriter.

Trustee Qualifications
The Board believes that each of the Trustees has the qualifications, experience, attributes and skills appropriate to their continued service as Trustees of the Trust in light of the Trust’s business and structure.  The Trustees have substantial business and professional backgrounds that indicate they have the ability to critically review, evaluate and assess information provided to them.  Certain of these business and professional experiences are set forth in detail in the table above.  In addition, the Trustees have substantial board experience and, in their service to the Trust, have gained substantial insight as to the operation of the Trust.  The Board annually conducts a “self-assessment” wherein the effectiveness of the Board and the individual Trustees is reviewed.

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In addition to the information provided in the table above, below is certain additional information concerning each individual Trustee.  The information provided below, and in the table above, is not all-inclusive.  Many of the Trustees’ qualifications to serve on the Board involve intangible elements, such as intelligence, integrity, work ethic, the ability to work together, the ability to communicate effectively, the ability to exercise judgment, the ability to ask incisive questions, and commitment to shareholder interests.

Mr. Campos’ trustee attributes include substantial industry experience, including being named to President Obama’s economic advisory board and transition team. He previously was a Commissioner of the SEC and has presided over hundreds of complex enforcement cases applying the Securities Act, the Securities Exchange Act, the 1940 Act, and the Investment Advisers Act of 1940.  Mr. Campos extensively participated in the crafting and adoption of many of the SEC’s recent regulatory initiatives, including the Sarbanes-Oxley Act, mutual fund governance and compliance rules and the new National Market System and has extensive experience advising corporate management teams and boards of directors with respect to enforcement, internal investigations, prosecutions, securities and international regulations and corporate governance.  The Board believes Mr. Campos’ experience, qualifications, attributes and skills on an individual basis and in combination with those of the other Trustees lead to the conclusion that he possesses the requisite skills and attributes as a Trustee to carry out oversight responsibilities with respect to the Trust.

Mr. Kern’s trustee attributes include substantial industry experience, including his […] years of service with U.S. Bancorp Fund Services, LLC (the fund accountant (“Fund Accountant”), fund administrator, transfer agent (“Transfer Agent”) and custodian to the Trust) where he manages business development and has previously managed the mutual fund transfer agent operation including investor services, account services, legal compliance, document processing and systems support.  He also serves as a board member of U.S. Bancorp Fund Services, LLC and Quasar Distributors, LLC (the principal underwriter to the Trust).  The Board believes Mr. Kern’s experience, qualifications, attributes and skills on an individual basis and in combination with those of the other Trustees lead to the conclusion that he possesses the requisite skills and attributes as a Trustee to carry out oversight responsibilities with respect to the Trust.

Mr. Massart’s trustee attributes include substantial industry experience, including […] years working with high net worth individuals, families, trusts and retirement accounts to make strategic and tactical asset allocation decisions, evaluate and select investment managers and manage client relationships.  He is currently the Chief Investment Strategist and lead member of the investment management committee of the SEC registered investment advisory firm he co-founded. Previously, he served as Managing Director of Strong Private Client and as a Manager of Wells Fargo Investments, LLC.  The Board believes Mr. Massart’s experience, qualifications, attributes and skills on an individual basis and in combination with those of the other Trustees lead to the conclusion that he possesses the requisite skills and attributes as a Trustee to carry out oversight responsibilities with respect to the Trust.

Mr. Rush’s trustee attributes include substantial industry experience, including serving in several different senior executive roles at various global financial services firms.  He most recently served as Managing Director and Chief Financial Officer of Robert W. Baird & Co. Incorporated and several other affiliated entities and served as the Treasurer for Baird Funds.  He also served as the Chief Financial Officer for Fidelity Investments’ four broker-dealers and has substantial experience with mutual fund and investment advisory organizations and related businesses, including Vice President and Head of Compliance for Fidelity Investments, a Vice President at Credit Suisse First Boston, a Manager with Goldman Sachs, & Co. and a Senior Manager with Deloitte & Touche.  Mr. Rush has been determined to qualify as an Audit Committee Financial Expert for the Trust.  The Board believes Mr. Rush’s experience, qualifications, attributes and skills on an individual basis and in combination with those of the other Trustees lead to the conclusion that he possesses the requisite skills and attributes as a Trustee and as the lead Independent Trustee to carry out oversight responsibilities with respect to the Trust.

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Mr. Swanson’s trustee attributes include substantial industry experience, including […] years of senior management and marketing experience with […] years dedicated to the financial services industry.  He is currently the Founder and Managing Principal of a marketing strategy boutique serving asset and wealth management businesses.  He has also served as Chief Operating Officer and Chief Marketing Officer of Van Kampen Investments, President and Chief Executive Officer of Scudder, Stevens & Clark, Canada, Ltd., Managing Director and Head of Global Investment Products at Morgan Stanley, Director of Marketing for Morgan Stanley Mutual Funds, Director of Marketing for Kemper Funds, and Executive Vice President and Head of Distribution for Calamos Investments.  The Board believes Mr. Swanson’s experience, qualifications, attributes and skills on an individual basis and in combination with those of the other Trustees lead to the conclusion that he possesses the requisite skills and attributes as a Trustee to carry out oversight responsibilities with respect to the Trust.

This discussion of the Trustees’ experience and qualifications is pursuant to SEC requirements, does not constitute holding out the Board of Trustees or any Trustee as having special expertise, and shall not impose any greater responsibility or liability on any such Trustee or the Board of Trustees by reason thereof.

Trustee and Management Ownership of Fund Shares
The following table shows the dollar range of Fund shares and shares in all portfolios of the Trust (including the Funds) beneficially owned by the Trustees as of the calendar year ended […].

Dollar Range of Shares Beneficially Owned (None; $1-$10,000; $10,001-$50,000; $50,001-$100,000; Over $100,000)
	Roel C. Campos	David A. Massart	Leonard M. Rush	David M. Swanson	Robert J. Kern
All Cap Growth Fund	None	None	None	None	None
Focus Global Growth Fund	None	None	None	None	None
Select 20 Fund	None	None	None	None	None
SMID Cap Growth Fund	None	None	None	None	None
U.S. Growth Fund	None	None	None	None	None
All Trust Portfolios	None	None	None	$50,001-$100,000	None

As of […], the Trustees and Officers of the Trust as a group did not own more than 1% of the outstanding shares of any class of any Fund.

As of […], none of the current Independent Trustees or their immediate family members owned beneficially any class of security of the Adviser, the Distributor, or any entity (other than a registered investment company) directly or indirectly controlling, controlled by, or under common control with the Adviser or the Distributor.

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Board Committees
Audit Committee.  The Trust has an Audit Committee, which is comprised of all the Independent Trustees.  The Audit Committee reviews financial statements and other audit-related matters for the Fund.  The Audit Committee also holds discussions with management and with the Fund’s independent registered public accounting firm concerning the scope of the audit and the auditor’s independence.

Nominating Committee.  The Trust has a Nominating Committee, which is comprised of all the Independent Trustees.  The Nominating Committee is responsible for seeking and reviewing candidates for consideration as nominees for the position of trustee and meets only as necessary.

The Nominating Committee will consider nominees recommended by shareholders for vacancies on the Board of Trustees.  Recommendations for consideration by the Nominating Committee should be sent to the President of the Trust in writing together with the appropriate biographical information concerning each such proposed nominee, and such recommendation must comply with the notice provisions set forth in the Trust’s Bylaws.  In general, to comply with such procedures, such nominations, together with all required information, must be delivered to and received by the President of the Trust at the principal executive office of the Trust not later than 120 days, and no more than 150 days, prior to the shareholder meeting at which any such nominee would be voted on. Shareholder recommendations for nominations to the Board of Trustees will be accepted on an ongoing basis.  The Nominating Committee’s procedures with respect to reviewing shareholder nominations will be disclosed as required by applicable securities laws.

Valuation Committee.  The Trust has a Valuation Committee.  The Valuation Committee is responsible for the following: (1) monitoring the valuation of Fund securities and other investments; and (2) as required, when the Board of Trustees is not in session, determining the fair value of illiquid securities and other holdings after consideration of all relevant factors, which determinations are reported to the Board.  The Valuation Committee is currently comprised of Mr. Massart and the Trust’s Chairman, President, and Treasurer.  The Valuation Committee meets as necessary when a price for a portfolio security is not readily available.

As the Funds are new, none of the Trust’s committees have met with respect to the Funds.

Trustee Compensation
The Independent Trustees each receive an annual retainer fee of $63,000 per calendar year, which compensates them for their service to the Trust and attendance at the four regularly scheduled quarterly meetings and one annual meeting, if necessary.  Each Independent Trustee also receives added compensation for each additional meeting attended of $1,500 for an in-person meeting and $1,000 for a telephonic meeting, as well as reimbursement for expenses incurred in connection with attendance at meetings.  The Chairman of the Audit Committee and the Valuation Committee each receive additional compensation of $5,000 per year and the lead Independent Trustee receives additional compensation of $6,000 per year. The Interested Trustee does not receive any compensation for his service as Trustee. The following table sets forth the compensation estimated to be received by the Independent Trustees for the current fiscal year ending […].

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Name of Person/Position
	Leonard M. Rush, Lead Independent Trustee & Audit Committee Chair	Roel C. Campos, Independent Trustee	David A. Massart, Independent Trustee & Valuation Committee Chair	David M. Swanson Independent Trustee	Robert J. Kern, Interested Trustee
Aggregate Compensation From: (1)
All Cap Growth Fund	$[…]	$[…]	$[…]	$[…]	$[…]
Focus Global Growth Fund	$[…]	$[…]	$[…]	$[…]	$[…]
Select 20 Fund	$[…]	$[…]	$[…]	$[…]	$[…]
SMID Cap Growth Fund	$[…]	$[…]	$[…]	$[…]	$[…]
U.S. Growth Fund	$[…]	$[…]	$[…]	$[…]	$[…]
Pension or Retirement Benefits Accrued as Part of Fund Expenses	None	None	None	None	None
Estimated Annual Benefits Upon Retirement	None	None	None	None	None
Total Compensation from the Fund and the Trust(2) Paid to Trustees	$[…]	$[…]	$[…]	$[…]	$[…]
(1)	Trustees fees and expenses are allocated among each Fund and any other series comprising the Trust.
(2)	The Trust includes other portfolios in addition to the Funds.

Control Persons and Principal Shareholders
A principal shareholder is any person who owns of record or beneficially 5% or more of the outstanding shares of a Fund.  A control person is one who owns beneficially or through controlled companies more than 25% of the voting securities of a Fund or acknowledges the existence of control.  A controlling person possesses the ability to control the outcome of matters submitted for shareholder vote by a Fund.  As of the date of this SAI, there were no principal shareholders or control persons of the Funds.

Investment Adviser
The Adviser, Jackson Square Partners, LLC, a Delaware limited liability company, provides investment advisory services to the Funds pursuant to an investment advisory agreement (the “Advisory Agreement”).  The Adviser was formed through a joint venture with Delaware Investments, a member of the Macquarie Group and an equity holder in the Adviser.

Pursuant to the Advisory Agreement, the Adviser provides the Funds with investment research and advice and furnishes the Funds with an investment program consistent with each Fund’s investment objective and policies, subject to the supervision of the Board of Trustees. The Adviser determines which portfolio securities will be purchased or sold, arranges for the placing of orders for the purchase or sale of portfolio securities, selects brokers or dealers to place those orders, maintains books and records with respect to the securities transactions and reports to the Board of Trustees on the Funds’ investments and performance. The Adviser is solely responsible for making investment decisions on behalf of the Funds.  The Board of Trustees will have sole responsibility for selecting, evaluating the performance of, and replacing as necessary any of the service providers to the Funds, including the Adviser.

After an initial two-year period, the Advisory Agreement will continue in effect from year to year, only if such continuance is specifically approved at least annually by: (i) the Board of Trustees or the vote of a majority of the outstanding voting securities of each Fund; and (ii) the vote of a majority of the Independent Trustees, cast in person at a meeting called for the purpose of voting on such approval.  The Advisory Agreement is terminable without penalty by the Trust, on behalf of a Fund, upon 60 days’ written notice to the Adviser, when authorized by either: (i) a majority vote of the Fund’s shareholders (with respect to such Fund); or (ii) by a vote of a majority of the Board of Trustees or by the Adviser upon 60 days’ written notice to the Trust.  The Advisory Agreement will automatically terminate in the event of its “assignment,” as defined under the 1940 Act.  The Advisory Agreement provides that the Adviser under such agreement shall not be liable for any error of judgment or mistake of law or for any loss arising out of any investment or for any act or omission in the execution of portfolio transactions for the Funds, except for willful misfeasance, bad faith or negligence in the performance of its duties, or by reason of reckless disregard of its obligations and duties thereunder.

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In consideration of the services provided by the Adviser pursuant to the Advisory Agreement, the Adviser is entitled to receive from each Fund a management fee computed daily and paid monthly, based on a percentage of the Fund’s net assets, as specified in the Prospectus.  However, the Adviser may voluntarily agree to reduce the management fees payable to it on a month-to-month basis, including additional fees above and beyond any contractual agreement the Adviser may have to reduce management fees and/or reimburse Fund expenses.  The Funds have not yet commenced operations as of the date of this SAI; therefore, the Funds have not paid any management fees to the Adviser.

Fund Expenses.  Each Fund is responsible for its own operating expenses.  Pursuant to an Operating Expenses Limitation Agreement between the Adviser and the Trust, on behalf of the Funds, the Adviser has agreed to reduce it management fees and reimburse each Fund for its operating expenses, in order to ensure that Total Annual Fund Operating Expenses (excluding acquired fund fees and expenses, leverage, interest, taxes, brokerage commissions and extraordinary expenses) do not exceed […]% of the average daily net assets of the Investor Class, […]% of the average daily net assets of the Institutional Class and […]% of the average daily net assets of the IS Class.  The Operating Expense Limitation Agreement will be in effect and cannot be terminated through at least one year from the effective date of the Funds’ Prospectus. Management fees reduced and expenses reimbursed by the Adviser may be recouped by the Adviser for a period of three fiscal years following the fiscal year during which such fee reduction and expense reimbursement was made, if such recoupment can be achieved without exceeding the expense limit in effect at the time the reduction and reimbursement occurred.

Portfolio Managers
As disclosed in the Prospectus, Jeffrey S. Van Harte, Christopher J. Bonavico, Kenneth F. Broad, Patrick G. Fortier, Gregory M. Heywood, Daniel J. Prislin, Christopher M. Ericksen, and Ian D. Ferry are the portfolio managers for the Funds (each a “Portfolio Manager” and collectively, the “Portfolio Managers”).

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The following provides information regarding other accounts managed by the Portfolio Managers as of […]:

Manager	Category	# of Accounts	Total Assets	# of Accounts Paying a Performance Fee	Total Assets Paying a Performance Fee

Jeffrey S. Van Harte, CFA	Registered investment companies	[…]	$[…]	[…]	$[…]
	Other pooled investment vehicles	[…]	$[…]	[…]	$[…]
	Other accounts	[…]	$[…]	[…]	$[…]

Christopher J. Bonavico, CFA	Registered investment companies	[…]	$[…]	[…]	$[…]
	Other pooled investment vehicles	[…]	$[…]	[…]	$[…]
	Other accounts	[…]	$[…]	[…]	$[…]

Kenneth F. Broad, CFA	Registered investment companies	[…]	$[…]	[…]	$[…]
	Other pooled investment vehicles	[…]	$[…]	[…]	$[…]
	Other accounts	[…]	$[…]	[…]	$[…]

Patrick G. Fortier, CFA	Registered investment companies	[…]	$[…]	[…]	$[…]
	Other pooled investment vehicles	[…]	$[…]	[…]	$[…]
	Other accounts	[…]	$[…]	[…]	$[…]

Gregory M. Heywood, CFA	Registered investment companies	[…]	$[…]	[…]	$[…]
	Other pooled investment vehicles	[…]	$[…]	[…]	$[…]
	Other accounts	[…]	$[…]	[…]	$[…]

Daniel J. Prislin, CFA	Registered investment companies	[…]	$[…]	[…]	$[…]
	Other pooled investment vehicles	[…]	$[…]	[…]	$[…]
	Other accounts	[…]	$[…]	[…]	$[…]

Christopher M. Ericksen, CFA	Registered investment companies	[…]	$[…]	[…]	$[…]
	Other pooled investment vehicles	[…]	$[…]	[…]	$[…]
	Other accounts	[…]	$[…]	[…]	$[…]

Ian D. Ferry, CFA	Registered investment companies	[…]	$[…]	[…]	$[…]
	Other pooled investment vehicles	[…]	$[…]	[…]	$[…]
	Other accounts	[…]	$[…]	[…]	$[…]

The Portfolio Managers’ management of “other accounts” may give rise to conflicts of interest in connection with the management of a Fund’s investments, on the one hand, and the investments of the other accounts, on the other.  Given that the other accounts may have the same investment objective or strategies as a Fund, a conflict of interest may arise as a result of the identical investment objectives or strategies whereby a Portfolio Manager could favor one account over another.  Another conflict might arise as a result of a Portfolio Manager’s knowledge about the size, timing and possible market impact of Fund trades, whereby the Portfolio Managers could use this information to the advantage of other accounts and to the disadvantage of a Fund.  However, the Adviser has established policies and procedures to ensure that the purchase and sale of securities among all accounts it manages are fairly and equitably allocated.

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The Adviser compensates each Portfolio Manager for managing their respective Funds and other accounts. Aggregate compensation is ultimately driven by revenues, which — in turn — is correlated with assets under management, which ultimately correlates with performance over the long term, in a self-reinforcing cycle of better performance leading to more assets under management (both via flows and appreciation) and greater revenues/compensation. Additionally, qualitative factors such as contribution to debates of other team members’ ideas are also considered in compensation. Certain employees, including eight members of the investment team, also have equity ownership as part of their compensation.

In terms of the composition of compensation paid to the investment team, it is expected to be a combination of base salary, partnership equity distributions, and discretionary annual bonuses. Each Portfolio Manager’s base salary is based on […]. Partnership equity distributions are […] and are determined by […]. Finally, the discretionary annual bonuses are a result of […].  JSP believes this combination will have the proper incentives to award prudent long term focus on building a stable and sustainable business while also rewarding professionals for superior relative interim results.

JSP's investment professionals have remained together, bound by culture and the unique nature of the steam's research/portfolio manager role, for over a decade on average. Through various market and organizational circumstances over the years, the group has maintained a meritocracy and very strong pay-for-performance ethos that rewards positive impact to client portfolios. Each stock in each portfolio has two or more “sponsors” who have mathematical ownership of those names for performance attribution purposes (e.g., 60/40 or 50/50-type responsibility splits). This stock-by-stock attribution can then be aggregated and the individual contributions of team members measured, down to the basis point, for each performance period measured: 1/3/5 year and since inception.

Because the Funds have not commenced operations as of the date of this SAI, the Portfolio Managers did not own any shares of the Funds.

Service Providers
Pursuant to an administration agreement (the “Administration Agreement”) between the Trust and U.S. Bancorp Fund Services, LLC (“USBFS”), 615 East Michigan Street, Milwaukee, Wisconsin, 53202 (the “Administrator”), the Administrator acts as the Funds’ administrator.  The Administrator provides certain administrative services to the Funds, including, among other responsibilities, coordinating the negotiation of contracts and fees with, and the monitoring of performance and billing of, the Funds’ independent contractors and agents; preparation for signature by an officer of the Trust of all documents required to be filed for compliance by the Trust and the Funds with applicable laws and regulations; arranging for the computation of performance data, including NAV per share and yield; responding to shareholder inquiries; arranging for the maintenance of books and records of the Funds; and providing, at its own expense, office facilities, equipment and personnel necessary to carry out its duties.  In this capacity, the Administrator does not have any responsibility or authority for the management of the Funds, the determination of investment policy, or any matter pertaining to the distribution of Fund shares.  Pursuant to the Administration Agreement, for its services, the Administrator receives from each Fund a fee computed daily and payable monthly based on each Fund’s average net assets, subject to a minimum fee. USBFS also acts as Fund Accountant, Transfer Agent and dividend disbursing agent under separate agreements with the Trust.  The Funds have not commenced operations as of the date of this SAI; therefore, the Funds have not paid any fees to the Administrator and Accountant under the Administration Agreement.

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Pursuant to a custody agreement between the Trust and the Funds, U.S. Bank N.A., an affiliate of USBFS, serves as the custodian of the Funds’ assets.  For its services, the Custodian receives a monthly fee based on a percentage of each Fund’s assets, in addition to certain transaction based fees, and is reimbursed for out-of-pocket expenses.  The Custodian’s address is 1555 North Rivercenter Drive, Milwaukee, Wisconsin, 53212.  The Custodian holds the securities in the Funds’ portfolios and other assets for safekeeping.  The Custodian does not participate in decisions relating to the purchase and sale of securities by the Funds.  U.S. Bank N.A. and its affiliates may participate in revenue sharing arrangements with service providers of mutual funds in which the Funds may invest.

Legal Counsel
Bernstein, Shur, Sawyer & Nelson, P.A., 100 Middle Street, P.O. Box 9729, Portland, Maine 04104-5029, serves as counsel to the Funds.

Independent Registered Public Accounting Firm
[…], serves as the independent registered public accounting firm for the Funds.  Its services include auditing the Funds’ financial statements and performing related tax services.

Distribution of Fund Shares
The Trust has entered into a distribution agreement (the “Distribution Agreement”) with Quasar Distributors, LLC (the “Distributor”), 615 East Michigan Street, Milwaukee, Wisconsin 53202, pursuant to which the Distributor acts as the Funds’ principal underwriter, provides certain administrative services, and promotes and arranges for the sale of the Funds’ shares on a best efforts basis.  The offering of the Funds’ shares is continuous.  The Distributor, Administrator, and Custodian are affiliated companies.  The Distributor is a registered broker-dealer and member of the Financial Industry Regulatory Authority, Inc. (“FINRA”).

The Distribution Agreement has an initial term of up to two years and will continue in effect only if such continuance is specifically approved at least annually by the Board of Trustees or by vote of a majority of each Fund’s outstanding voting securities and, in either case, by a majority of the Independent Trustees.  The Distribution Agreement is terminable without penalty by the Trust, on behalf of each Fund, on 60 days’ written notice when authorized either by a majority vote of a Fund’s shareholders or by vote of a majority of the Board of Trustees, including a majority of the Trustees who are not “interested persons” (as defined under the 1940 Act) of the Trust, or by the Distributor on 60 days’ written notice, and will automatically terminate in the event of its “assignment,” as defined in the 1940 Act.

Distribution (Rule 12b-1) Plan
The Funds have adopted a distribution plan for Investor Class shares pursuant to Rule 12b-1 under the 1940 Act (the “12b-1 Plan”).  Under the 12b-1 Plan, each Fund pays a fee to the Distributor for distribution and/or shareholder services (the “Distribution and Servicing Fee”) at an annual rate of 0.25% of the average daily net assets of its Investor Class shares.  The 12b-1 Plan provides that the Distributor may use all or any portion of a Fund’s Distribution and Servicing Fee to finance any activity that is principally intended to result in the sale of the Fund’s shares, subject to the terms of the 12b-1 Plan, or to provide certain shareholder services.  The 12b-1 Plan is intended to benefit each Fund by increasing its assets and thereby reducing the Fund’s expense ratio.

The Distribution and Servicing Fee is payable to the Distributor regardless of the distribution-related expenses actually incurred.  Because the Distribution and Servicing Fee is not directly tied to expenses, the amount of distribution fees paid by Investor Class shares during any year may be more or less than actual expenses incurred pursuant to the 12b-1 Plan.  For this reason, this type of distribution fee arrangement is characterized by the staff of the SEC as a “compensation” plan.

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The Distributor may use the Distribution and Servicing Fee to pay for services covered by the 12b-1 Plan including, but not limited to, advertising; compensating underwriters, dealers and selling personnel engaged in the distribution of Fund shares; the printing and mailing of prospectuses, statements of additional information, and reports; the printing and mailing of sales literature pertaining to the Funds; and obtaining whatever information, analyses, and reports with respect to marketing and promotional activities that a Fund may, from time to time, deem advisable.

The 12b-1 Plan provides that it will continue from year to year upon approval by the majority vote of the Board of Trustees, including a majority of the Independent Trustees cast in person at a meeting called for that purpose, provided that such trustees have made a determination that there is a reasonable likelihood that the 12b-1 Plan will benefit each Fund and its shareholders.  It is also required that the Independent Trustees, select and nominate all other trustees who are not “interested persons” of the Funds.  The 12b-1 Plan and any related agreements may not be amended to materially increase the amounts to be spent for distribution expenses without approval of shareholders holding a majority of a Fund’s shares outstanding.  All material amendments to the 12b-1 Plan or any related agreements must be approved by a vote of a majority of the Board of Trustees and the Independent Trustees, cast in person at a meeting called for the purpose of voting on any such amendment.

The 12b-1 Plan requires that the Distributor provide to the Board of Trustees, at least quarterly, a written report on the amounts and purpose of any payment made under the 12b-1 Plan.  The Distributor is also required to furnish the Board of Trustees with such other information as may reasonably be requested in order to enable the Board of Trustees to make an informed determination of whether the 12b-1 Plan should be continued.

As noted above, the 12b-1 Plan provides for the ability to use Fund assets to pay financial intermediaries (including those that sponsor mutual fund supermarkets (as discussed below) and affiliates of the Adviser), plan administrators, and other service providers to finance any activity that is principally intended to result in the sale of Fund shares (distribution services) and for the provision of personal services to shareholders.  The payments made by a Fund to financial intermediaries are based primarily on the dollar amount of assets invested in the Fund through the financial intermediaries.  These financial intermediaries may pay a portion of the payments that they receive from the Fund to their investment professionals.  In addition to the ongoing asset-based fees paid to these financial intermediaries under the 12b-1 Plan, a Fund may, from time to time, make payments under the 12b-1 Plan that help defray the expenses incurred by these intermediaries for conducting training and educational meetings about various aspects of the Fund for their employees.  In addition, a Fund may make payments under the 12b-1 Plan for exhibition space and otherwise help defray the expenses these financial intermediaries incur in hosting client seminars where the Funds are discussed.

In addition, a Fund may participate in various “mutual fund supermarkets” in which a mutual fund supermarket sponsor (usually a broker-dealer) offers many mutual funds to the sponsor’s customers without charging the customers a sales charge.  In connection with its participation in such platforms, the Distributor may use all or a portion of the Distribution and Servicing Fee to pay one or more supermarket sponsors a negotiated fee for distributing the Fund’s shares.  In addition, in its discretion, the Adviser may pay additional fees to such intermediaries from its own assets.

The Funds have not commenced operations as of the date of this SAI; therefore, the Funds have not paid any amounts to the Distributor under the Funds’ 12b-1 Plan.

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Shareholder Servicing Plan
Pursuant to a Shareholder Service Plan (the “Plan”) adopted by the Trust on behalf of the Funds, the Adviser is authorized to provide, or arrange for others to provide personal shareholder services relating to the servicing and maintenance of shareholder accounts not otherwise provided to the Funds (“Shareholder Servicing Activities”).  Under the Plan, the Adviser may enter into shareholder service agreements with securities broker-dealers and other securities professionals (“Service Organizations”) who provide Shareholder Servicing Activities for their clients invested in the Funds, including affiliates of the Adviser.

Shareholder Servicing Activities shall include one or more of the following: (1) establishing and maintaining accounts and records relating for shareholders of the Funds; (2) aggregating and processing orders involving the shares of the Funds; (3) processing dividend and other distribution payments from the Funds on behalf of shareholders; (4) providing information to shareholders as to their ownership of Fund shares or about other aspects of the operations of the Funds; (5) preparing tax reports or forms on behalf of shareholders; (6) forwarding communications from the Funds to shareholders; (7) assisting shareholders in changing the Funds’ records as to their addresses, dividend options, account registrations or other data; (8) providing sub-accounting with respect to shares beneficially owned by shareholders, or the information to the Fund necessary for sub-accounting; (9) responding to shareholder inquiries relating to the services performed; (10) providing shareholders with a service that invests the assets of their accounts in shares pursuant to specific or pre-authorized instructions; and (11) providing such other similar services as the Adviser may reasonably request to the extent the Service Organization is permitted to do so under applicable statutes, rules or regulations.

As compensation for the Shareholder Servicing Activities, the Funds pay the Adviser an annual fee of up to […]% of the average daily net assets of the Fund’s [Investor Class] shares owned by investors for which the Service Organization maintains a servicing relationship.

Portfolio Transactions and Brokerage
Pursuant to the Advisory Agreement, the Adviser determines which securities are to be purchased and sold by the Funds and which broker-dealers are eligible to execute a Fund’s portfolio transactions.  Purchases and sales of securities on an exchange are affected through brokers that charge a commission while purchases and sales of securities in the over-the-counter market will generally be executed directly with the primary “market-maker” unless, in the opinion of the Adviser, a better price and execution can otherwise be obtained by using a broker for the transaction.  Purchases and sales of portfolio securities that are fixed income securities (for instance, money market instruments and bonds, notes and bills) usually are principal transactions. In a principal transaction, the party from whom a Fund purchases or to whom the Fund sells is acting on its own behalf (and not as the agent of some other party, such as its customer). These securities normally are purchased directly from the issuer or from an underwriter or market maker for the securities.  The price of securities purchased from underwriters includes a disclosed fixed commission or concession paid by the issuer to the underwriter, and prices of securities purchased from dealers serving as market makers reflects the spread between the bid and asked price.  The price of over-the-counter securities usually includes an undisclosed commission or markup.

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Purchases of portfolio securities for a Fund will be effected through broker-dealers (including banks) that specialize in the types of securities that the Fund will be holding, unless better executions are available elsewhere.  Dealers usually act as principal for their own accounts.  Purchases from dealers will include a spread between the bid and the asked price.  If the execution and price offered by more than one dealer are comparable, the order may be allocated to a dealer that has provided research or other services as discussed below.

In placing portfolio transactions, the Adviser will use reasonable efforts to choose broker-dealers capable of providing the services necessary to obtain the most favorable price and execution available.  The full range and quality of services, such as the size of the order, the difficulty of execution, the operational facilities of the firm involved, the firm’s risk in positioning a block of securities, and other factors available, will be considered in making these determinations.  In those instances where it is reasonably determined that more than one broker-dealer can offer the services needed to obtain the most favorable price and execution available, consideration may be given to those broker-dealers that furnish or supply research and statistical information to the Adviser that it may lawfully and appropriately use in its investment advisory capacities, as well as provide other brokerage services incidental to execution services.  Research and statistical information may include reports that are common in the industry such as industry research reports and periodicals, quotation systems, software for portfolio management and formal databases. Typically, the research will be used to service all of the Adviser’s accounts, although a particular client may not benefit from all the research received on each occasion.  The Adviser considers research information, which is in addition to and not in lieu of the services required to be performed by it under its Advisory Agreement with the Funds, to be useful in varying degrees, but of indeterminable value.

While it is the Funds’ general policy to first seek to obtain the most favorable price and execution available in selecting a broker-dealer to execute portfolio transactions for a Fund, weight may also be given to the ability of a broker-dealer to furnish brokerage and research services to the Fund or to the Adviser, even if the specific services are not directly useful to the Fund and may be useful to the Adviser in advising other clients.  In negotiating commissions with a broker or evaluating the spread to be paid to a dealer, a Fund may therefore pay a higher commission or spread than would be the case if no weight were given to the furnishing of these supplemental services, provided that the amount of such commission or spread has been determined in good faith by the Adviser to be reasonable in relation to the value of the brokerage and/or research services provided by such broker-dealer.  The standard of reasonableness is to be measured in light of the Adviser’s overall responsibilities to the Funds.

Investment decisions for each Fund are made independently from those of the Adviser’s other client accounts. Nevertheless, it is possible that at times identical securities will be acceptable for both the Fund and one or more of such client accounts.  In such event, the position of a Fund and such client account(s) in the same issuer may vary and the length of time that each may choose to hold its investment in the same issuer may likewise vary.  However, to the extent any of these client accounts seek to acquire the same security as a Fund at the same time, the Fund may not be able to acquire as large a portion of such security as it desires, or it may have to pay a higher price or obtain a lower yield for such security.  Similarly, a Fund may not be able to obtain as high a price for, or as large an execution of, an order to sell any particular security at the same time.  If one or more of such client accounts simultaneously purchases or sells the same security that a Fund is purchasing or selling, each day’s transactions in such security will be allocated between the Fund and all such client accounts in a manner deemed equitable by the Adviser, taking into account the respective sizes of the accounts and the amount being purchased or sold.  It is recognized that in some cases this system could have a detrimental effect on the price or value of the security insofar as the Funds are concerned.  In other cases, however, it is believed that the ability of a Fund to participate in volume transactions may produce better executions for the Fund.  Notwithstanding the above, the Adviser may execute buy and sell orders for accounts and take action in performance of its duties with respect to any of its accounts that may differ from actions taken with respect to another account, so long as the Adviser shall, to the extent practical, allocate investment opportunities to accounts, including the Funds, over a period of time on a fair and equitable basis and in accordance with applicable law.

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Portfolio transactions may be placed with broker-dealers who sell shares of the Funds subject to rules adopted by FINRA and the SEC.  Portfolio transactions may also be placed with broker-dealers in which the Adviser has invested on behalf of the Funds and/or client accounts.

The Funds have not commenced operations as of the date of this SAI; therefore, the Funds have not paid any brokerage commissions.

Portfolio Turnover
Although the Funds generally will not invest for short-term trading purposes, portfolio securities may be sold without regard to the length of time they have been held when, in the opinion of the Adviser, investment considerations warrant such action.  Portfolio turnover rate is calculated by dividing (1) the lesser of purchases or sales of portfolio securities for the fiscal year by (2) the monthly average of the value of portfolio securities owned during the fiscal year.  A 100% turnover rate would occur if all the securities in a Fund’s portfolio, with the exception of securities whose maturities at the time of acquisition were one year or less, were sold and either repurchased or replaced within one year.  A high rate of portfolio turnover (100% or more) generally leads to above-average transaction costs and could generate capital gains that must be distributed to shareholders as short-term capital gains taxed at ordinary income rates (currently as high as 39.6%).  To the extent that a Fund experiences an increase in brokerage commissions due to a higher portfolio turnover rate, the performance of the Fund could be negatively impacted by the increased expenses incurred by the Fund and may result in a greater number of taxable transactions.

Code of Ethics
The Trust, the Adviser and the Distributor have each adopted Codes of Ethics under Rule 17j-1 of the 1940 Act.  These Codes permit, subject to certain conditions, personnel of the Trust, Adviser and Distributor to invest in securities that may be purchased or held by a Fund.

Proxy Voting Procedures
The Board of Trustees has adopted proxy voting policies and procedures (“Proxy Policies”) wherein the Trust has delegated to the Adviser the responsibility for voting proxies relating to portfolio securities held by the Funds as part of the Adviser’s investment advisory services, subject to the supervision and oversight of the Board of Trustees.  Notwithstanding this delegation of responsibilities, however, each Fund retains the right to vote proxies relating to its portfolio securities.  The fundamental purpose of the Proxy Policies is to ensure that each vote will be in a manner that reflects the best interest of a Fund and its shareholders, taking into account the value of the Fund’s investments.

The actual voting records relating to portfolio securities during the most recent 12-month period ended June 30 will be available without charge, upon request, by calling toll-free, […] or by accessing the SEC’s website at www.sec.gov.

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The Adviser’s Proxy Voting Policies and Procedures
The Adviser will vote proxies on behalf of a Fund in a manner that it believes is consistent with the best interests of the Fund and its shareholders.  Absent special circumstances, all proxies will be voted consistent with guidelines established and described in the Adviser’s Proxy Voting Policies and Procedures.  A summary of the Adviser’s Proxy Voting Policies and Procedures is as follows:

•	The Adviser has established a Proxy Voting Committee, which is responsible for overseeing its proxy voting process.

•	To facilitate the process of voting proxies, the Adviser has contracted with Institutional Shareholder Services (“ISS/RiskMetrics”).

•
ISS/RiskMetrics will review the proxy issues and vote them in accordance with the Adviser’s procedures.  When the Procedures state that a proxy issue will be decided on a case-by-case basis, ISS/RiskMetrics will look at the relevant facts and circumstances and research the issue to determine how the proxy should be voted.

•
When determining whether to invest in a particular company, one of the factors the Adviser may consider is the quality and depth of the company’s management. Therefore, the Adviser has designed its procedures to generally give the recommendations of management on any issue (particularly routine issues) a fair amount of weight in determining how proxy issues should be voted. Typically, the Adviser’s votes are cast in accordance with the recommendations of the company’s management.

Voting Proxies
To help ensure that the Adviser votes client proxies in accordance with the Procedures and in the best interests of clients, the Adviser has established a Proxy Voting Committee, which is responsible for overseeing the Adviser’s proxy voting process. The Committee consists of the Adviser’s CCO, CFO and representatives from the portfolio management team.

To facilitate the process of voting proxies, the Adviserhas contracted with Institutional Shareholder Services (“ISS/RiskMetrics”). Both ISS/RiskMetrics and the client’s custodian monitor corporate events for the Adviser.  The Adviser gives an authorization and letter of instruction to the client’s custodian who then forwards proxy materials it receives to ISS/RiskMetrics so ISS/RiskMetrics may vote the proxies.

After receiving the proxy statements, ISS/RiskMetrics will review the proxy issues and vote them in accordance with the Adviser’s Procedures. When the Procedures state that a proxy issue will be decided on a case- by-case basis, ISS/RiskMetrics will look at the relevant facts and circumstances and research the issue to determine how the proxy should be voted. If a client provides the Adviser with its own recommendations on a given proxy vote, the Adviser will forward the client’s recommendation to ISS/RiskMetrics who will vote the client’s proxy pursuant to the client’s recommendation.

Company Management Recommendations
When determining whether to invest in a particular company, one of the factors the Adviser may consider is the quality and depth of the company’s management. As a result, the Adviser believes that recommendations of management on any issue (particularly routine issues) should be given a fair amount of weight in determining how proxy issues should be voted. Thus, on many issues, the Adviser’s votes are cast in accordance with the recommendations of the company’s management.

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Most of the proxies which the Adviser receives on behalf of its clients are voted by ISS/RiskMetrics in accordance with its pre-determined, pre-approved procedures. These procedures are reviewed and approved by the Committee at least annually.

Availability of Proxy Voting Information and Record Keeping
Clients of the Adviser will be directed to their client relationship manager to obtain information from the Adviser on how their securities were voted.

The Adviser generally considers that clients’ best interests are served by the promotion of high levels of corporate governance and adequate disclosure of company policies and practices.

Anti-Money Laundering Compliance Program
The Trust has established an Anti-Money Laundering Compliance Program (the “Program”) as required by the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 (“USA PATRIOT Act”).  To ensure compliance with this law, the Trust’s Program provides for the development of internal practices, procedures and controls, designation of anti-money laundering compliance officers, an ongoing training program and an independent audit function to determine the effectiveness of the Program.  Ms. Deborah Ward has been designated as the Trust’s Anti-Money Laundering Compliance Officer.

Procedures to implement the Program include, but are not limited to: determining that the Distributor and the Transfer Agent have established proper anti-money laundering procedures; reporting suspicious and/or fraudulent activity; and a complete and thorough review of all new account applications.  The Funds will not transact business with any person or entity whose identity cannot be adequately verified under the provisions of the USA PATRIOT Act.

As a result of the Program, a Fund may be required to “freeze” the account of a shareholder if the shareholder appears to be involved in suspicious activity or if certain account information matches information on government lists of known terrorists or other suspicious persons, or the Fund may be required to transfer the account or proceeds of the account to a governmental agency.

Portfolio Holdings Information
The Trust, on behalf of the Funds, has adopted portfolio holdings disclosure policies (“Portfolio Holdings Policies”) that govern the timing and circumstances of disclosure of portfolio holdings of the Funds.  Information about a Funds’ portfolio holdings will not be distributed to any third party except in accordance with these Portfolio Holdings Policies.  The Board of Trustees has considered the circumstances under which a Fund’s portfolio holdings may be disclosed under the Portfolio Holdings Policies.  The Board of Trustees has also considered actual and potential material conflicts that could arise in such circumstances between the interests of a Fund’s shareholders and the interests of the Adviser, Distributor or any other affiliated person of the Fund.  After due consideration, the Board of Trustees has determined that the Funds have a legitimate business purpose for disclosing portfolio holdings to persons described in the Portfolio Holdings Policies.  The Board of Trustees also has authorized its CCO to consider and authorize dissemination of portfolio holdings information to additional parties, after considering the best interests of the Funds’ shareholders and potential conflicts of interest in making such disclosures.

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The Board of Trustees exercises continuing oversight of the disclosure of the Funds’ portfolio holdings by (1) overseeing the implementation and enforcement of the Portfolio Holdings Policies, codes of ethics, and other relevant policies of the Funds and their service providers by the CCO, (2) by considering reports and recommendations by the CCO concerning any material compliance matters (as defined in Rule 38a-1 under the 1940 Act), and (3) by considering whether to approve any amendment to these Portfolio Holdings Policies.  The Board of Trustees reserves the right to amend the Portfolio Holdings Policies at any time without prior notice in its sole discretion.

Disclosure of each Fund’s complete holdings is required to be made quarterly within 60 days of the end of each fiscal quarter, in the annual and semi-annual reports to Fund shareholders, and in the quarterly holdings report on Form N-Q.  These reports will be made available, free of charge, on the EDGAR database on the SEC’s website at www.sec.gov.

In the event of a conflict between the interests of a Fund and its shareholders and the interests of the Adviser or an affiliated person of the Adviser, the CCO of the Adviser, in consultation with the Trust’s CCO, shall make a determination in the best interests of the Fund and its shareholders, and shall report such determination to the Board of Trustees at the end of the quarter in which such determination was made.  Any employee of the Adviser who suspects a breach of this obligation must report the matter immediately to the Adviser’s CCO or to his or her supervisor.

In addition, material non-public holdings information may be provided without lag as part of the normal investment activities of the Funds to each of the following entities which, by explicit agreement or by virtue of their respective duties to the Funds, are required to maintain the confidentiality of the information disclosed: the Administrator; the Fund Accountant; the Custodian; the Transfer Agent; the Funds’ independent registered public accounting firm; counsel to the Funds or the Board of Trustees (current parties are identified in this SAI); broker-dealers (in connection with the purchase or sale of securities or requests for price quotations or bids on one or more securities); and regulatory authorities.  Portfolio holdings information not publicly available with the SEC or on the Fund’s web site may only be provided to additional third parties, in accordance with the Portfolio Holdings Policies, when a Fund has a legitimate business purpose, and the third party recipient is subject to a confidentiality agreement.  Such portfolio holdings disclosure must be approved under the Portfolio Holdings Policies by the Trust’s CCO.

In no event shall the Adviser, its affiliates or employees, or a Fund receive any direct or indirect compensation or other consideration in connection with the disclosure of information about the Fund’s portfolio holdings.

There can be no assurance that the Portfolio Holdings Policies and these procedures will protect a Fund from potential misuse of Fund information by individuals or entities to which it is disclosed.

Determination of Net Asset Value
The NAV of each class of shares will fluctuate and is determined by the Fund Accountant as of the close of general trading on the New York Stock Exchange (the “NYSE”) (generally 4:00 p.m., Eastern time) each business day.  The NYSE annually announces the days on which it will not be open for trading.  The most recent announcement indicates that it will not be open on the following days: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.  However, the NYSE may close on days not included in that announcement.

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The NAV of each class of shares is computed by determining the “Net Assets” of each class and dividing by the total number of shares outstanding of each class at such time.  The Net Assets of each class are calculated by (1) taking the value of all assets, less liabilities, held by each Fund and allocating such value to each share class based on the number of shares outstanding in each share class; (2) subtracting “Class Expenses” from each respective share class as defined and approved by the Board of Trustees and a majority of the Independent Trustees under the Trust’s Rule 18f-3 Multiple-Class Plan; and (3) subtracting from each share class non-class specific “Other Expenses” that are allocated to each class based on the net asset value of each class relative to the net asset value of a Fund or the Trust, as the case may be.

Net Assets Per Share Class	=	Net Asset Value Per Share Class
Shares Outstanding Per Share Class

A Fund’s assets are valued at their market price on the valuation date and are based on valuations provided by independent pricing services consistent with the Trust’s valuation procedures. When market prices are not readily available, a security or other asset is valued at its fair value as determined under fair value pricing procedures approved by the Board of Trustees.

Each security owned by a Fund that is listed on a securities exchange is valued at its last sale price on that exchange on the date as of which assets are valued.  Where the security is listed on more than one exchange, a Fund will use the price of the exchange that the Fund generally considers to be the principal exchange on which the stock is traded.  If no sale is reported, the security is valued at the mean between the last available bid and asked price.

Portfolio securities primarily traded on the NASDAQ Stock Market (“NASDAQ”) shall be valued using the NASDAQ Official Closing Price (“NOCP”) which may not necessarily represent the last sale price.  If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices. OTC securities that are not traded on NASDAQ shall be valued at the most recent trade price.

Fixed income securities are valued at the mean of the bid and asked prices as determined by an independent pricing service, taking into consideration recent transactions, yield, liquidity, risk, credit quality, coupon, maturity, type of issue and any other factors or market data the pricing service deems relevant.

Foreign securities are valued in the same manner as the securities described above.  Foreign securities are priced in the local currencies as of the close of their primary exchange or market or as of the close of trading on the NYSE, whichever is earlier.  Foreign currencies are translated into U.S. dollars at the exchange rate as provided by a pricing service as of the close of trading on the NYSE.

Exchange traded options are valued at the composite price, using the National Best Bid and Offer quotes (“NBBO”).  NBBO consists of the highest bid price and lowest ask price across any of the exchanges on which an option is quoted, thus providing a view across the entire U.S. options marketplace.  Specifically, composite pricing looks at the last trades on the exchanges where the options are traded.  If there are no trades for the option on a given business day, composite pricing calculates the mean of the highest bid price and lowest ask price across the exchanges where the option is traded.

All other assets of a Fund are valued in such manner as the Board of Trustees in good faith deems appropriate to reflect their fair value.

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Purchase and Redemption of Fund Shares

Shares of each Fund are sold in a continuous offering and shares may be purchased or redeemed on any business day that a Fund calculates its NAV.  A Fund may also authorize one or more financial intermediaries to accept purchase and redemption orders on its behalf (“Authorized Intermediaries”).  Authorized Intermediaries are authorized to designate other Authorized Intermediaries to accept orders on a Fund’s behalf.  An order is deemed to be received when a Fund or an Authorized Intermediary accepts the order.

Orders received by a Fund or an Authorized Intermediary by the close of trading on the NYSE (generally 4:00 p.m., Eastern time) on a business day will be effected at the NAV per share determined as of the close of trading on the NYSE on that day.  Otherwise, the orders will be processed at the next determined NAV.

Orders received by financial intermediaries that are not Authorized Intermediaries will be processed at the NAV next calculated after the Transfer Agent receives the order from the financial intermediary

Purchase Requests Must be Received in Good Order
“Good order” means that your purchase request includes:

•	The name of the Fund you are investing in;
•	The class of shares to be purchased;
•	The dollar amount of shares to be purchased;
•	Your account application or investment stub; and
•	A check payable to the name of the Fund.

Shares of the Funds have not been registered for sale outside of the United States.  The Funds generally do not sell shares to investors residing outside the United States, even if they are United States citizens or lawful permanent residents, except to investors with United States military APO or FPO addresses or in certain other circumstances where the Chief Compliance Officer and Anti-Money Laundering Officer for the Trust both conclude that such sale is appropriate and is not in contravention of United States law.

Redemption Requests Must be Received in Good Order
Your share price will be based on the next NAV per share calculated after the Transfer Agent or an Authorized Intermediary receives your redemption request in good order.  A redemption request will be deemed in “good order” if it includes:

•	The shareholder’s name;
•	The name of the Fund you are redeeming;
•	The class of shares to be redeemed;
•	The account number;
•	The share or dollar amount to be redeemed; and
•	Signatures by all shareholders on the account (with signature(s) guaranteed, if applicable).

Unless you instruct the Transfer Agent otherwise, redemption proceeds will be sent to the address of record.  The Funds will not be responsible for interest lost on redemption amounts due to lost or misdirected mail.

A signature guarantee of each owner is required in the following situations:

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•	If ownership is changed on your account;
•	When redemption proceeds are payable or sent to any person, address or bank account not on record;
•	If a change of address request was received by the Transfer Agent within the last 15 calendar days; or
•	For all redemptions in excess of $100,000 from any shareholder account.

Non-financial transactions, including establishing or modifying certain services on an account, may require a signature guarantee, signature verification from a Signature Validation Program member, or other acceptable form of authentication from a financial institution source.  Signature guarantees, from either a Medallion program member or a non Medallion program member, can be obtained from banks and securities dealers, but not from a notary public.

The Funds may elect in the future to limit eligible signature guarantors to institutions that are members of a signature guarantee program.  The Fund and the Transfer Agent reserve the right to amend these standards at any time without notice.

Redemption-in-Kind
Under normal circumstances, the Funds do not intend to redeem shares in any form except cash.  The Trust, however, has filed a notice of election under Rule 18f-1 of the 1940 Act that allows a Fund to redeem in-kind redemption requests during any 90-day period in excess of the lesser of $250,000 or 1% of the net assets of the Fund, valued at the beginning of such period.  If a Fund pays your redemption proceeds by a distribution of securities, you could incur brokerage or other charges in converting the securities to cash, and will bear any market risks associated with such securities until they are converted into cash.

Cancellations and Modifications
The Funds will not accept a request to cancel or modify a transaction once processing has begun.

Tax Matters
Each series of the Trust is treated as a separate entity for federal income tax purposes.  Each Fund, a series of the Trust, intends to qualify and elect to be treated as a regulated investment company under Subchapter M of the Code, provided it complies with all applicable requirements regarding the source of its income, diversification of its assets and timing of distributions. The Funds’ policy is to distribute to its shareholders all of its net investment company taxable income and any net realized long-term capital gains for each fiscal year in a manner that complies with the distribution requirements of the Code, so that a Fund will not be subject to any federal income or excise taxes based on net income.  However, a Fund can give no assurances that its anticipated distributions will be sufficient to eliminate all taxes.  If a Fund does not qualify as a regulated investment company, it would be taxed as a corporation and, in such case, it would be more beneficial for a shareholder to directly own the Fund’s underlying investments rather than indirectly owning the underlying investments through the Fund.  If a Fund fails to distribute (or be deemed to have distributed) by December 31 of each calendar year (i) at least 98% of its ordinary income for such year, (ii) at least 98.2% of the excess of its realized capital gains over its realized capital losses for the 12-month period ending on October 31 during such year and (iii) any amounts from the prior calendar year that were not distributed and on which the Fund paid no federal income tax, the Fund will be subject to a 4% excise tax.

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Net investment income consists of interest, dividends, and short-term capital gains, less expenses.  Net realized capital gains for a fiscal period are computed by taking into account any capital loss carryforward of a Fund.

Distributions of net investment income are taxable to shareholders as ordinary income.  For individual shareholders, a portion of the distributions paid by a Fund may consist of qualified dividends eligible for taxation at the rate applicable to long-term capital gains to the extent a Fund designates the amount distributed as a qualified dividend and the shareholder meets certain holding period requirements with respect to his or her Fund shares.  In the case of corporate shareholders, a portion of the distributions may qualify for the intercorporate dividends-received deduction to the extent the Fund designates the amount distributed as eligible for deduction and the shareholder meets certain holding period requirements with respect to its Fund shares.  The aggregate amount so designated to either individuals or corporate shareholders cannot, however, exceed the aggregate amount of such dividends received by the Fund for its taxable year.  In view of each Fund’s investment policies, it is expected that part of the distributions by a Fund may be eligible for the qualified dividend income treatment for individual shareholders and the dividends-received deduction for corporate shareholders.

Any long-term capital gain distributions are taxable to shareholders as long-term capital gains regardless of the length of time shares have been held.  Net capital gains distributions are not eligible for the qualified dividend income treatment or the dividends-received deduction referred to in the previous paragraph.

Distributions of any net investment income and net realized capital gains will be taxable as described above, whether received in shares or in cash.  Shareholders who choose to receive distributions in the form of additional shares will have a cost basis for federal income tax purposes in each share so received equal to the NAV of a share on the reinvestment date.  Distributions are generally taxable when received.  However, distributions declared in October, November or December to shareholders of record on a date in such a month and paid the following January are taxable as if received on December 31.  Distributions are includable in alternative minimum taxable income in computing a shareholder’s liability for the alternative minimum tax.

A redemption of Fund shares may result in recognition of a taxable gain or loss.  Any loss realized upon a redemption of shares within six months from the date of their purchase will be treated as a long-term capital loss to the extent of any amounts treated as distributions of long-term capital gains received on those shares.  Any loss realized upon a redemption may be disallowed under certain wash sale rules to the extent shares of a Fund are purchased (through reinvestment of distributions or otherwise) within 30 days before or after the redemption.

Except in the case of certain exempt shareholders, if a shareholder does not furnish a Fund with its correct Taxpayer Identification Number and certain certifications or the Fund receives notification from the Internal Revenue Service requiring back-up withholding, the Fund is required by federal law to withhold federal income tax from the shareholder’s distributions and redemption proceeds currently at a rate of 28% for U.S. residents.

Foreign taxpayers (including nonresident aliens) are generally subject to a flat withholding rate, currently 30% on U.S. source income.  This withholding rate may be lower under the terms of a tax convention.

This discussion and the related discussion in the Prospectus have been prepared by Fund management, and counsel to the Funds has expressed no opinion in respect thereof.

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This section is not intended to be a full discussion of federal tax laws and the effect of such laws on you.  There may be other federal, state, foreign or local tax considerations to a particular investor.  You are urged to consult your own tax advisor.

Distributions
Each Fund will receive income in the form of dividends and interest earned on its investments in securities.  This income, less the expenses incurred in its operations, is a Fund’s net investment income, substantially all of which will be distributed to the Fund’s shareholders.

The amount of a Fund’s distribution is dependent upon the amount of net investment income received by the Fund from its portfolio holdings, is not guaranteed, and is subject to the discretion of the Board of Trustees.  The Funds do not pay “interest” or guarantee any fixed rate of return on an investment in its shares.

A Fund may also derive capital gains or losses in connection with sales or other dispositions of its portfolio securities.  Any net gain a Fund may realize from transactions involving investments held less than the period required for long-term capital gain or loss recognition or otherwise producing short-term capital gains and losses (taking into account any carryover of capital losses from the eight previous taxable years), although a distribution from capital gains, will be distributed to shareholders with and as a part of the distributions of net investment income giving rise to ordinary income.  If during any year a Fund realizes a net gain on transactions involving investments held for the period required for long-term capital gain or loss recognition or otherwise producing long-term capital gains and losses, the Fund will have a net long-term capital gain.  After deduction of the amount of any net short-term capital loss, the balance (to the extent not offset by any capital losses carried over from the eight previous taxable years) will be distributed and treated as long-term capital gains in the hands of the shareholders regardless of the length of time the Fund’s shares may have been held by the shareholders.  For more information concerning applicable capital gains tax rates, see your tax advisor.

Any distribution paid by a Fund reduces that Fund’s NAV per share on the date paid by the amount of the distribution per share.  Accordingly, a distribution paid shortly after a purchase of shares by a shareholder would represent, in substance, a partial return of capital (to the extent it is paid on the shares so purchased), even though it would be subject to income taxes.

Distributions will be made in the form of additional shares of the Fund unless the shareholder has otherwise indicated.  Investors have the right to change their elections with respect to the reinvestment of distributions by notifying the Transfer Agent in writing.  However, any such change will be effective only as to distributions for which the record date is five or more business days after the Transfer Agent has received the written request.

Financial Statements
As the Funds have recently commenced operations and have not yet reached the end of their first fiscal year, there are no annual financial statements available at this time.  Shareholders of the Funds will be informed of the Fund’s progress through periodic reports when those reports become available.  Financial statements certified by the independent registered public accounting firm will be submitted to shareholders at least annually.

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MANAGED PORTFOLIO SERIES (the “Trust”)
PART C

OTHER INFORMATION

Item 28.  Exhibits

(a)	(1)		Certificate of Trust – incorporated herein by reference to Registrant’s Registration Statement on Form N-1A filed on February 4, 2011
	(2)		Amended and Restated Agreement and Declaration of Trust – incorporated herein by reference to Registrant’s Registration Statement on Form N-1A filed on May 5, 2011
(b)			Amended and Restated Bylaws – incorporated herein by reference to Registrant’s Registration Statement on Form N-1A filed on May 5, 2011
(c)			Instruments Defining Rights of Security Holders – incorporated by reference to the Amended and Restated Agreement and Declaration of Trust and Amended and Restated Bylaws filed on May 5, 2011
(d)	(1)
Investment Advisory Agreement between the Trust, on behalf of the Nuance Concentrated Value Fund, and Nuance Investments, LLC – incorporated herein by reference to Registrant’s Registration Statement on Form N-1A filed on May 5, 2011

		(i)
First Amendment to the Investment Advisory Agreement between the Trust, on behalf of the Nuance Mid Cap Value Fund, and Nuance Investments, LLC – incorporated herein by reference from Post-Effective Amendment No. 101 to Registrant’s Registration Statement on Form N-1A filed on December 9, 2013

		(ii)	Second Amendment to the Investment Advisory Agreement between the Trust, on behalf of the Nuance Concentrated Value Long-Short Fund, and Nuance Investments, LLC – to be filed
	(2)
Investment Advisory Agreement between the Trust, on behalf of the Tortoise MLP & Pipeline Fund, and Tortoise Capital Advisors, L.L.C. – incorporated herein by reference to Registrant’s Registration Statement on Form N-1A filed on May 5, 2011

		(i)
First Amendment to the Investment Advisory Agreement between the Trust, on behalf of the Tortoise North American Energy Independence Fund, and Tortoise Capital Advisors, L.L.C. – incorporated herein by reference from Post-Effective Amendment No. 68 to Registrant’s Registration Statement on Form N-1A filed on March 1, 2013

		(ii)
Second Amendment to the Investment Advisory Agreement between the Trust, on behalf of the Tortoise Select Opportunity Fund, and Tortoise Capital Advisors, L.L.C. – incorporated herein by reference from Post-Effective Amendment No. 90 to Registrant’s Registration Statement on Form N-1A filed on September 27, 2013

1

(iii)
Third Amendment to the Investment Advisory Agreement between the Trust, on behalf of the Tortoise VIP MLP & Pipeline Portfolio, and Tortoise Capital Advisors, L.L.C. – incorporated herein by reference from Post-Effective Amendment No. 134 to Registrant’s Registration Statement on Form N-1A filed on April 23, 2014

(3)
Investment Advisory Agreement between the Trust, on behalf of the Cove Street Capital Small Cap Value Fund (formerly, CSC Small Cap Value Fund), and Cove Street Capital, LLC – incorporated herein by reference from Post-Effective Amendment No. 14 to Registrant’s Registration Statement on Form N-1A filed on December 16, 2011

(4)
Investment Advisory Agreement between the Trust, on behalf of the AC ONE China Fund, and AC ONE Asset Management, LLC – incorporated herein by reference from Post-Effective Amendment No. 31 to Registrant’s Registration Statement on Form N-1A filed on May 16, 2012

(5)
Investment Advisory Agreement between the Trust, on behalf of the Reinhart Mid Cap Private Market Value Fund, and Reinhart Partners, Inc. – incorporated herein by reference from Post-Effective Amendment No. 32 to Registrant’s Registration Statement on Form N-1A filed on May 29, 2012

(6)
Investment Advisory Agreement between the Trust, on behalf of the LK Balanced Fund, and Lawson Kroeker Investment Management, Inc. – incorporated herein by reference from Post-Effective Amendment No. 39 to Registrant’s Registration Statement on Form N-1A filed on June 26, 2012

(7)
Investment Advisory Agreement between the Trust, on behalf of the Bushido Capital Long/Short Fund, and Bushido Capital Partners LLC – incorporated herein by reference from Post-Effective Amendment No. 48 to Registrant’s Registration Statement on Form N-1A filed on September 7, 2012

(8)
Investment Advisory Agreement between the Trust, on behalf of the Advantus Strategic Dividend Income Fund, and Advantus Capital Management, Inc. – incorporated herein by reference from Post-Effective Amendment No. 50 to Registrant’s Registration Statement on Form N-1A filed on September 11, 2012

(i)
First Amendment to the Investment Advisory Agreement between the Trust, on behalf of the Advantus Short Duration Bond Fund, and Advantus Capital Management, Inc. – incorporated herein by reference from Post-Effective Amendment No. 153 to Registrant’s Registration Statement on Form N-1A filed on December 16, 2014

(ii)
Second Amendment to the Investment Advisory Agreement between the Trust, on behalf of the Advantus Dynamic Managed Volatility Fund and the Advantus Managed Volatility Equity Fund, and Advantus Capital Management, Inc. – incorporated herein by reference from Post-Effective Amendment No. 179 to Registrant’s Registration Statement on Form N-1A filed on September 25, 2015

2

(9)
Investment Advisory Agreement between the Trust, on behalf of the ATAC Inflation Rotation Fund, and Pension Partners, LLC – incorporated herein by reference from Post-Effective Amendment No. 49 to Registrant’s Registration Statement on Form N-1A filed on September 10, 2012

(i)
First Amendment to the Investment Advisory Agreement between the Trust, on behalf of the ATAC Beta Rotation Fund, and Pension Partners, LLC – incorporated herein by reference from Post-Effective Amendment No. 129 to Registrant’s Registration Statement on Form N-1A filed on April 9, 2014

(10)
Investment Advisory Agreement between the Trust, on behalf of the Great Lakes Bond Fund, Great Lakes Large Cap Value Fund, Great Lakes Disciplined Equity Fund, and Great Lakes Small Cap Opportunity Fund, and Great Lakes Advisors, LLC – incorporated herein by reference from Post-Effective Amendment No. 56 to Registrant’s Registration Statement on Form N-1A filed on September 28, 2012

	(i)	First Amendment to the Investment Advisory Agreement between the Trust, on behalf of the Great Lakes International Small Cap Fund, and Great Lakes Advisors, LLC – to be filed
(11)
Investment Advisory Agreement between the Trust, on behalf of the Coho Relative Value Equity Fund, and Coho Partners, Ltd. – incorporated herein by reference from Post-Effective Amendment No. 80 to Registrant’s Registration Statement on Form N-1A filed on August 8, 2013

(12)
Investment Advisory Agreement between the Trust, on behalf of the Smith Group Large Cap Core Growth Fund and Smith Group Small Cap Focused Growth Fund, and Smith Asset Management Group, LP – incorporated herein by reference from Post-Effective Amendment No. 100 to Registrant’s Registration Statement on Form N-1A filed on November 19, 2013

(13)
Investment Advisory Agreement between the Trust, on behalf of the Consilium Emerging Market Small Cap Fund, and Montage Investments, LLC– incorporated herein by reference from Post-Effective Amendment No. 102 to Registrant’s Registration Statement on Form N-1A filed on December 10, 2013

(14)
Investment Sub-Advisory Agreement between Montage Investments, LLC and Consilium Investment Management, LLC relating to the Consilium Emerging Market Small Cap Fund – incorporated herein by reference from Post-Effective Amendment No. 102 to Registrant’s Registration Statement on Form N-1A filed on December 10, 2013

(15)
Investment Advisory Agreement between the Trust, on behalf of the Port Street Quality Growth Fund, and Port Street Investments LLC– incorporated herein by reference from Post-Effective Amendment No. 124 to Registrant’s Registration Statement on Form N-1A filed on March 28, 2014

3

		(i)	First Amendment to the Investment Advisory Agreement between the Trust, on behalf of the Port Street Institutional Opportunities Fund, and Port Street Investments LLC – to be filed
(16)
Investment Sub-Advisory Agreement between Port Street Investments LLC and Saratoga Research & Investment Management relating to the Port Street Quality Growth Fund – incorporated herein by reference from Post-Effective Amendment No. 124 to Registrant’s Registration Statement on Form N-1A filed on March 28, 2014

	(17)		Investment Sub-Advisory Agreement between Port Street Investments LLC and Aristotle Capital Management, LLC relating to the Port Street Institutional Opportunities Fund – to be filed
	(18)		Investment Sub-Advisory Agreement between Port Street Investments LLC and AMI Asset Management Corp relating to the Port Street Institutional Opportunities Fund – to be filed
	(19)		Investment Sub-Advisory Agreement between Port Street Investments LLC and Vaughan Nelson Investment Management, L.P. relating to the Port Street Institutional Opportunities Fund – to be filed
	(20)		Investment Sub-Advisory Agreement between Port Street Investments LLC and Segall Bryant & Hamill, LLC relating to the Port Street Institutional Opportunities Fund – to be filed
(21)
Investment Advisory Agreement between the Trust, on behalf of the Muhlenkamp Fund, and Muhlenkamp & Company, Inc. – incorporated herein by reference from Post-Effective Amendment No. 140 to Registrant’s Registration Statement on Form N-1A filed on August 25, 2014

(22)
Investment Advisory Agreement between the Trust, on behalf of the TorrayResolute Small/Mid Cap Growth Fund, and TorrayResolute LLC – incorporated herein by reference from Post-Effective Amendment No. 156 to Registrant’s Registration Statement on Form N-1A filed on December 30, 2014

	(23)		Investment Advisory Agreement between the Trust, on behalf of the Infusive Happy Consumer Choices Fund, and Ruby Capital Partners LLP – to be filed
(24)
Investment Advisory Agreement between the Trust, on behalf of the Jackson Square Partners All Cap Growth Fund, Jackson Square Partners Focus Global Growth Fund, Jackson Square Partners Select 20 Fund, Jackson Square Partners SMID Cap Growth Fund, Jackson Square Partners U.S. Growth Fund, and Jackson Square Partners, LLC – to be filed

(e)	(1)
Distribution Agreement between the Trust, on behalf of the Nuance Concentrated Value Fund, and Quasar Distributors, LLC – incorporated herein by reference from Post-Effective Amendment No. 1 to Registrant’s Registration Statement on Form N-1A, filed with the SEC on May 26, 2011

4

(i)
First Amendment to the Distribution Agreement between the Trust, on behalf of the Nuance Mid Cap Value Fund, and Quasar Distributors, LLC – incorporated herein by reference from Post-Effective Amendment No. 101 to Registrant’s Registration Statement on Form N-1A filed on December 9, 2013

	(ii)	Second Amendment to the Distribution Agreement between the Trust, on behalf of the Nuance Concentrated Value Long-Short Fund, and Quasar Distributors, LLC – to be filed
(2)
Distribution Agreement between the Trust, on behalf of the Tortoise MLP & Pipeline Fund, and Quasar Distributors, LLC – incorporated herein by reference from Post-Effective Amendment No. 1 to Registrant’s Registration Statement on Form N-1A, filed with the SEC on May 26, 2011

(i)
First Amendment to the Distribution Agreement between the Trust, on behalf of the Tortoise MLP & Pipeline Fund, and Quasar Distributors, LLC – incorporated herein by reference from Post-Effective Amendment No. 68 to Registrant’s Registration Statement on Form N-1A filed on March 1, 2013

(ii)
Second Amendment to the Distribution Agreement between the Trust, on behalf of the Tortoise MLP & Pipeline Fund, and Quasar Distributors, LLC – incorporated herein by reference from Post-Effective Amendment No. 68 to Registrant’s Registration Statement on Form N-1A filed on March 1, 2013

(iii)
Third Amendment to the Distribution Agreement between the Trust, on behalf of the Tortoise North American Energy Independence Fund, and Quasar Distributors, LLC – incorporated herein by reference from Post-Effective Amendment No. 68 to Registrant’s Registration Statement on Form N-1A filed on March 1, 2013

(iv)
Fourth Amendment to the Distribution Agreement between the Trust, on behalf of the Tortoise Select Opportunity Fund, and Quasar Distributors, LLC – incorporated herein by reference from Post-Effective Amendment No. 90 to Registrant’s Registration Statement on Form N-1A filed on September 27, 2013

(v)
Fifth Amendment to the Distribution Agreement between the Trust, on behalf of the Tortoise VIP MLP & Pipeline Portfolio, and Quasar Distributors, LLC – incorporated herein by reference from Post-Effective Amendment No. 134 to Registrant’s Registration Statement on Form N-1A filed on April 23, 2014

(3)
Distribution Agreement between the Trust, on behalf of the Cove Street Capital Small Cap Value Fund (formerly, CSC Small Cap Value Fund), and Quasar Distributors, LLC – incorporated herein by reference from Post-Effective Amendment No. 14 to Registrant’s Registration Statement on Form N-1A filed on December 16, 2011

5

(4)
Distribution Agreement between the Trust, on behalf of the AC ONE China Fund, and Quasar Distributors, LLC – incorporated herein by reference from Post-Effective Amendment No. 31 to Registrant’s Registration Statement on Form N-1A filed on May 16, 2012

(5)
Distribution Agreement between the Trust, on behalf of the Reinhart Mid Cap Private Market Value Fund, and Quasar Distributors, LLC – incorporated herein by reference from Post-Effective Amendment No. 32 to Registrant’s Registration Statement on Form N-1A filed on May 29, 2012

(6)
Distribution Agreement between the Trust, on behalf of the LK Balanced Fund, and Quasar Distributors, LLC – incorporated herein by reference from Post-Effective Amendment No. 39 to Registrant’s Registration Statement on Form N-1A filed on June 26, 2012

(7)
Distribution Agreement between the Trust, on behalf of the Bushido Capital Long/Short Fund, and Quasar Distributors, LLC – incorporated herein by reference from Post-Effective Amendment No. 48 to Registrant’s Registration Statement on Form N-1A filed on September 7, 2012

(8)
Distribution Agreement between the Trust, on behalf of the Advantus Strategic Dividend Income Fund, and Quasar Distributors, LLC – incorporated herein by reference from Post-Effective Amendment No. 50 to Registrant’s Registration Statement on Form N-1A filed on September 11, 2012

(i)
First Amendment to the Distribution Agreement between the Trust, on behalf of the Advantus Short Duration Bond Fund, and Quasar Distributors, LLC – incorporated herein by reference from Post-Effective Amendment No. 153 to Registrant’s Registration Statement on Form N-1A filed on December 16, 2014

(ii)
Second Amendment to the Distribution Agreement between the Trust, on behalf of the Advantus Dynamic Managed Volatility Fund and the Advantus Managed Volatility Equity Fund, and Quasar Distributors, LLC – incorporated herein by reference from Post-Effective Amendment No. 179 to Registrant’s Registration Statement on Form N-1A filed on September 25, 2015

(9)
Distribution Agreement between the Trust, on behalf of the ATAC Inflation Rotation Fund, and Quasar Distributors, LLC – incorporated herein by reference from Post-Effective Amendment No. 49 to Registrant’s Registration Statement on Form N-1A filed on September 10, 2012

(i)
First Amendment to the Distribution Agreement between the Trust, on behalf of the ATAC Beta Rotation Fund, and Quasar Distributors, LLC – incorporated herein by reference from Post-Effective Amendment No. 129 to Registrant’s Registration Statement on Form N-1A filed on April 9, 2014

6

(10)
Distribution Agreement between the Trust, on behalf of the Great Lakes Bond Fund, Great Lakes Large Cap Value Fund, Great Lakes Disciplined Equity Fund, and Great Lakes Small Cap Opportunity Fund and Quasar Distributors, LLC – incorporated herein by reference from Post-Effective Amendment No. 56 to Registrant’s Registration Statement on Form N-1A filed on September 28, 2012

	(i)	First Amendment to the Distribution Agreement between the Trust, on behalf of the Great Lakes International Small Cap Fund, and Quasar Distributors, LLC – to be filed
(11)
Distribution Agreement between the Trust on behalf of the Coho Relative Value Equity Fund, and Quasar Distributors, LLC –  incorporated herein by reference from Post-Effective Amendment No. 80 to Registrant’s Registration Statement on Form N-1A filed on August 8, 2013

(12)
Distribution Agreement between the Trust on behalf of the Smith Group Large Cap Core Growth Fund and Smith Group Small Cap Focused Growth Fund, and Quasar Distributors, LLC – incorporated herein by reference from Post-Effective Amendment No. 100 to Registrant’s Registration Statement on Form N-1A filed on November 19, 2013

(13)
Distribution Agreement between the Trust on behalf of the Consilium Emerging Market Small Cap Fund, and Quasar Distributors, LLC – incorporated herein by reference from Post-Effective Amendment No. 102 to Registrant’s Registration Statement on Form N-1A filed on December 10, 2013

(14)
Distribution Agreement between the Trust on behalf of the Port Street Quality Growth Fund, and Quasar Distributors, LLC – incorporated herein by reference from Post-Effective Amendment No. 124 to Registrant’s Registration Statement on Form N-1A filed on March 28, 2014

	(i)	First Amendment to the Distribution Agreement between the Trust, on behalf of the Port Street Institutional Opportunities Fund, and Quasar Distributors, LLC – to be filed
(15)
Distribution Agreement between the Trust, on behalf of the Muhlenkamp Fund, and Quasar Distributors, LLC – incorporated herein by reference from Post-Effective Amendment No. 140 to Registrant’s Registration Statement on Form N-1A filed on August 25, 2014

(16)
Distribution Agreement between the Trust, on behalf of the TorrayResolute Small/Mid Cap Growth Fund, and Quasar Distributors, LLC – incorporated herein by reference from Post-Effective Amendment No. 156 to Registrant’s Registration Statement on Form N-1A filed on December 30, 2014

(17)		Distribution Agreement between the Trust, on behalf of the Infusive Happy Consumer Choices Fund, and Quasar Distributors, LLC – to be filed

7

	(18)
Distribution Agreement between the Trust, on behalf of the Jackson Square Partners All Cap Growth Fund, Jackson Square Partners Focus Global Growth Fund, Jackson Square Partners Select 20 Fund, Jackson Square Partners SMID Cap Growth Fund, Jackson Square Partners U.S. Growth Fund, and Quasar Distributors, LLC – to be filed

(f)		Bonus or Profit Sharing Contracts – not applicable
(g)	(1)	Custody Agreement between the Trust and U.S. Bank National Association – incorporated herein by reference to Registrant’s Registration Statement on Form N-1A filed on May 5, 2011
	(2)
First Amendment to the Custody Agreement between the Trust and U.S. Bank National Association – incorporated herein by reference from Post-Effective Amendment No. 14 to Registrant’s Registration Statement on Form N-1A filed on December 16, 2011

	(3)
Third Amendment to the Custody Agreement between the Trust and U.S. Bank National Association – incorporated herein by reference from Post-Effective Amendment No. 31 to Registrant’s Registration Statement on Form N-1A filed on May 16, 2012

	(4)
Fourth Amendment to the Custody Agreement between the Trust and U.S. Bank National Association – incorporated herein by reference from Post-Effective Amendment No. 32 to Registrant’s Registration Statement on Form N-1A filed on May 29, 2012

	(5)
Fifth Amendment to the Custody Agreement between the Trust and U.S. Bank National Association – incorporated herein by reference from Post-Effective Amendment No. 39 to Registrant’s Registration Statement on Form N-1A filed on June 26, 2012

	(6)
Sixth Amendment to the Custody Agreement between the Trust and U.S. Bank National Association – incorporated herein by reference from Post-Effective Amendment No. 48 to Registrant’s Registration Statement on Form N-1A filed on September 7, 2012

	(7)
Seventh Amendment to the Custody Agreement between the Trust and U.S. Bank National Association – incorporated herein by reference from Post-Effective Amendment No. 49 to Registrant’s Registration Statement on Form N-1A filed on September 10, 2012

	(8)
Eighth Amendment to the Custody Agreement between the Trust and U.S. Bank National Association – incorporated herein by reference from Post-Effective Amendment No. 50 to Registrant’s Registration Statement on Form N-1A filed on September 11, 2012

	(9)
Ninth Amendment to the Custody Agreement between the Trust and U.S. Bank National Association – incorporated herein by reference from Post-Effective Amendment No. 56 to Registrant’s Registration Statement on Form N-1A filed on September 28, 2012

8

(10)
Tenth Amendment to the Custody Agreement between the Trust and U.S. Bank National Association –  incorporated herein by reference from Post-Effective Amendment No. 68 to Registrant’s Registration Statement on Form N-1A filed on March 1, 2013

(11)
Eleventh Amendment to the Custody Agreement between the Trust and U.S. Bank National Association – incorporated herein by reference from Post-Effective Amendment No. 80 to Registrant’s Registration Statement on Form N-1A filed on August 8, 2013

(12)
Twelfth Amendment to the Custody Agreement between the Trust and U.S. Bank National Association – incorporated herein by reference from Post-Effective Amendment No. 82 to Registrant’s Registration Statement on Form N-1A filed on August 23, 2013

(13)
Thirteenth Amendment to the Custody Agreement between the Trust and U.S. Bank National Association – incorporated herein by reference from Post-Effective Amendment No. 90 to Registrant’s Registration Statement on Form N-1A filed on September 27, 2013

(14)
Fourteenth Amendment to the Custody Agreement between the Trust and U.S. Bank National Association – incorporated herein by reference from Post-Effective Amendment No. 100 to Registrant’s Registration Statement on Form N-1A filed on November 19, 2013

(15)
Fifteenth Amendment to the Custody Agreement between the Trust and U.S. Bank National Association – incorporated herein by reference from Post-Effective Amendment No. 101 to Registrant’s Registration Statement on Form N-1A filed on December 9, 2013

(16)
Sixteenth Amendment to the Custody Agreement between the Trust and U.S. Bank National Association – incorporated herein by reference from Post-Effective Amendment No. 102 to Registrant’s Registration Statement on Form N-1A filed on December 10, 2013

(17)
Seventeenth Amendment to the Custody Agreement between the Trust and U.S. Bank National Association – incorporated herein by reference from Post-Effective Amendment No. 124 to Registrant’s Registration Statement on Form N-1A filed on March 28, 2014

(18)
Eighteenth Amendment to the Custody Agreement between the Trust and U.S. Bank National Association – incorporated herein by reference from Post-Effective Amendment No. 129 to Registrant’s Registration Statement on Form N-1A filed on April 9, 2014

(19)
Nineteenth Amendment to the Custody Agreement between the Trust and U.S. Bank National Association – incorporated herein by reference from Post-Effective Amendment No. 134 to Registrant’s Registration Statement on Form N-1A filed on April 23, 2014

(20)
Twentieth Amendment to the Custody Agreement between the Trust and U.S. Bank National Association – incorporated herein by reference from Post-Effective Amendment No. 140 to Registrant’s Registration Statement on Form N-1A filed on August 25, 2014

9

(21)
Twenty-first Amendment to the Custody Agreement between the Trust and U.S. Bank National Association – incorporated herein by reference from Post-Effective Amendment No. 153 to Registrant’s Registration Statement on Form N-1A filed on December 16, 2014

(22)
Twenty-second Amendment to the Custody Agreement between the Trust and U.S. Bank National Association – incorporated herein by reference from Post-Effective Amendment No. 156 to Registrant’s Registration Statement on Form N-1A filed on December 30, 2014

(23)
Twenty-third Amendment to the Custody Agreement between the Trust and U.S. Bank National Association – incorporated herein by reference from Post-Effective Amendment No. 179 to Registrant’s Registration Statement on Form N-1A filed on September 25, 2015

	(24)		Twenty-fourth Amendment to the Custody Agreement between the Trust and U.S. Bank National Association – to be filed
	(25)		Twenty-fifth Amendment to the Custody Agreement between the Trust and U.S. Bank National Association – to be filed
	(26)		Twenty-sixth Amendment to the Custody Agreement between the Trust and U.S. Bank National Association – to be filed
	(27)		Twenty-seventh Amendment to the Custody Agreement between the Trust and U.S. Bank National Association – to be filed
	(28)		Twenty-eighth Amendment to the Custody Agreement between the Trust and U.S. Bank National Association – to be filed
(h)	(1)
Fund Administration Servicing Agreement between the Trust and U.S. Bancorp Fund Services, LLC – incorporated herein by reference to Registrant’s Registration Statement on Form N-1A filed on May 5, 2011

(i)
First Amendment to the Fund Administration Servicing Agreement between the Trust and U.S. Bancorp Fund Services, LLC – incorporated herein by reference from Post-Effective Amendment No. 14 to Registrant’s Registration Statement on Form N-1A filed on December 16, 2011

(ii)
Third Amendment to the Fund Administration Servicing Agreement between the Trust and U.S. Bancorp Fund Services, LLC – incorporated herein by reference from Post-Effective Amendment No. 31 to Registrant’s Registration Statement on Form N-1A filed on May 16, 2012

(iii)
Fourth Amendment to the Fund Administration Servicing Agreement between the Trust and U.S. Bancorp Fund Services, LLC – incorporated herein by reference from Post-Effective Amendment No. 32 to Registrant’s Registration Statement on Form N-1A filed on May 29, 2012

(iv)
Fifth Amendment to the Fund Administration Servicing Agreement between the Trust and U.S. Bancorp Fund Services, LLC – incorporated herein by reference from Post-Effective Amendment No. 39 to Registrant’s Registration Statement on Form N-1A filed on June 26, 2012

10

(v)
Sixth Amendment to the Fund Administration Servicing Agreement between the Trust and U.S. Bancorp Fund Services, LLC – incorporated herein by reference from Post-Effective Amendment No. 48 to Registrant’s Registration Statement on Form N-1A filed on September 7, 2012

(vi)
Seventh Amendment to the Fund Administration Servicing Agreement between the Trust and U.S. Bancorp Fund Services, LLC – incorporated herein by reference from Post-Effective Amendment No. 49 to Registrant’s Registration Statement on Form N-1A filed on September 10, 2012

(vii)
Eighth Amendment to the Fund Administration Servicing Agreement between the Trust and U.S. Bancorp Fund Services, LLC – incorporated herein by reference from Post-Effective Amendment No. 50 to Registrant’s Registration Statement on Form N-1A filed on September 11, 2012

(viii)
Ninth Amendment to the Fund Administration Servicing Agreement between the Trust and U.S. Bancorp Fund Services, LLC – incorporated herein by reference from Post-Effective Amendment No. 56 to Registrant’s Registration Statement on Form N-1A filed on September 28, 2012

(ix)
Tenth Amendment to the Fund Administration Servicing Agreement between the Trust and U.S. Bancorp Fund Services, LLC –  incorporated herein by reference from Post-Effective Amendment No. 68 to Registrant’s Registration Statement on Form N-1A filed on March 1, 2013

(x)
Eleventh Amendment to the Fund Administration Servicing Agreement between the Trust and U.S. Bancorp Fund Services, LLC – incorporated herein by reference from Post-Effective Amendment No. 80 to Registrant’s Registration Statement on Form N-1A filed on August 8, 2013

(xi)
Twelfth Amendment to the Fund Administration Servicing Agreement between the Trust and U.S. Bancorp Fund Services, LLC – incorporated herein by reference from Post-Effective Amendment No. 82 to Registrant’s Registration Statement on Form N-1A filed on August 23, 2013

(xii)
Thirteenth Amendment to the Fund Administration Servicing Agreement between the Trust and U.S. Bancorp Fund Services, LLC – incorporated herein by reference from Post-Effective Amendment No. 90 to Registrant’s Registration Statement on Form N-1A filed on September 27, 2013

(xiii)
Fourteenth Amendment to the Fund Administration Servicing Agreement between the Trust and U.S. Bancorp Fund Services, LLC – incorporated herein by reference from Post-Effective Amendment No. 100 to Registrant’s Registration Statement on Form N-1A filed on November 19, 2013

11

(xiv)
Fifteenth Amendment to the Fund Administration Servicing Agreement between the Trust and U.S. Bancorp Fund Services, LLC – incorporated herein by reference from Post-Effective Amendment No. 101 to Registrant’s Registration Statement on Form N-1A filed on December 9, 2013

(xv)
Sixteenth Amendment to the Fund Administration Servicing Agreement between the Trust and U.S. Bancorp Fund Services, LLC – incorporated herein by reference from Post-Effective Amendment No. 102 to Registrant’s Registration Statement on Form N-1A filed on December 10, 2013

(xvi)
Seventeenth Amendment to the Fund Administration Servicing Agreement between the Trust and U.S. Bancorp Fund Services, LLC – incorporated herein by reference from Post-Effective Amendment No. 124 to Registrant’s Registration Statement on Form N-1A filed on March 28, 2014

(xvii)
Eighteenth Amendment to the Fund Administration Servicing Agreement between the Trust and U.S. Bancorp Fund Services, LLC – incorporated herein by reference from Post-Effective Amendment No. 129 to Registrant’s Registration Statement on Form N-1A filed on April 9, 2014

(xviii)
Nineteenth Amendment to the Fund Administration Servicing Agreement between the Trust and U.S. Bancorp Fund Services, LLC – incorporated herein by reference from Post-Effective Amendment No. 134 to Registrant’s Registration Statement on Form N-1A filed on April 23, 2014

(xix)
Twentieth Amendment to the Fund Administration Servicing Agreement between the Trust and U.S. Bancorp Fund Services, LLC – incorporated herein by reference from Post-Effective Amendment No. 140 to Registrant’s Registration Statement on Form N-1A filed on August 25, 2014

(xx)
Twenty-first Amendment to the Fund Administration Servicing Agreement between the Trust and U.S. Bancorp Fund Services, LLC – incorporated herein by reference from Post-Effective Amendment No. 153 to Registrant’s Registration Statement on Form N-1A filed on December 16, 2014

(xxi)
Twenty-second Amendment to the Fund Administration Servicing Agreement between the Trust and U.S. Bancorp Fund Services, LLC – incorporated herein by reference from Post-Effective Amendment No. 156 to Registrant’s Registration Statement on Form N-1A filed on December 30, 2014

(xxii)
Twenty-third Amendment to the Fund Administration Servicing Agreement between the Trust and U.S. Bancorp Fund Services, LLC – incorporated herein by reference from Post-Effective Amendment No. 179 to Registrant’s Registration Statement on Form N-1A filed on September 25, 2015

12

(xxiii)	Twenty-fourth Amendment to the Fund Administration Servicing Agreement between the Trust and U.S. Bancorp Fund Services, LLC – to be filed
(xxiv)	Twenty-fifth Amendment to the Fund Administration Servicing Agreement between the Trust and U.S. Bancorp Fund Services, LLC – to be filed
(xxv)	Twenty-sixth Amendment to the Fund Administration Servicing Agreement between the Trust and U.S. Bancorp Fund Services, LLC – to be filed
(xxvi)	Twenty-seventh Amendment to the Fund Administration Servicing Agreement between the Trust and U.S. Bancorp Fund Services, LLC – to be filed
(xxvii)	Twenty-eighth Amendment to the Fund Administration Servicing Agreement between the Trust and U.S. Bancorp Fund Services, LLC – to be filed
(2)		Fund Accounting Servicing Agreement between the Trust and U.S. Bancorp Fund Services, LLC – incorporated herein by reference to Registrant’s Registration Statement on Form N-1A filed on May 5, 2011
(i)
First Amendment to the Fund Accounting Servicing Agreement between the Trust and U.S. Bancorp Fund Services, LLC – incorporated herein by reference from Post-Effective Amendment No. 14 to Registrant’s Registration Statement on Form N-1A filed on December 16, 2011

(ii)
Third Amendment to the Fund Accounting Servicing Agreement between the Trust and U.S. Bancorp Fund Services, LLC – incorporated herein by reference from Post-Effective Amendment No. 31 to Registrant’s Registration Statement on Form N-1A filed on May 16, 2012

(iii)
Fourth Amendment to the Fund Accounting Servicing Agreement between the Trust and U.S. Bancorp Fund Services, LLC – incorporated herein by reference from Post-Effective Amendment No. 32 to Registrant’s Registration Statement on Form N-1A filed on May 29, 2012

(iv)
Fifth Amendment to the Fund Accounting Servicing Agreement between the Trust and U.S. Bancorp Fund Services, LLC – incorporated herein by reference from Post-Effective Amendment No. 39 to Registrant’s Registration Statement on Form N-1A filed on June 26, 2012

(v)
Sixth Amendment to the Fund Accounting Servicing Agreement between the Trust and U.S. Bancorp Fund Services, LLC – incorporated herein by reference from Post-Effective Amendment No. 48 to Registrant’s Registration Statement on Form N-1A filed on September 7, 2012

(vi)
Seventh Amendment to the Fund Accounting Servicing Agreement between the Trust and U.S. Bancorp Fund Services, LLC – incorporated herein by reference from Post-Effective Amendment No. 49 to Registrant’s Registration Statement on Form N-1A filed on September 10, 2012

13

(vii)
Eighth Amendment to the Fund Accounting Servicing Agreement between the Trust and U.S. Bancorp Fund Services, LLC – incorporated herein by reference from Post-Effective Amendment No. 50 to Registrant’s Registration Statement on Form N-1A filed on September 11, 2012

(viii)
Ninth Amendment to the Fund Accounting Servicing Agreement between the Trust and U.S. Bancorp Fund Services, LLC – incorporated herein by reference from Post-Effective Amendment No. 56 to Registrant’s Registration Statement on Form N-1A filed on September 28, 2012

(ix)
Tenth Amendment to the Fund Accounting Servicing Agreement between the Trust and U.S. Bancorp Fund Services, LLC –  incorporated herein by reference from Post-Effective Amendment No. 68 to Registrant’s Registration Statement on Form N-1A filed on March 1, 2013

(x)
Eleventh Amendment to the Fund Accounting Servicing Agreement between the Trust and U.S. Bancorp Fund Services, LLC – incorporated herein by reference from Post-Effective Amendment No. 80 to Registrant’s Registration Statement on Form N-1A filed on August 8, 2013

(xi)
Twelfth Amendment to the Fund Accounting Servicing Agreement between the Trust and U.S. Bancorp Fund Services, LLC – incorporated herein by reference from Post-Effective Amendment No. 82 to Registrant’s Registration Statement on Form N-1A filed on August 23, 2013

(xii)
Thirteenth Amendment to the Fund Accounting Servicing Agreement between the Trust and U.S. Bancorp Fund Services, LLC – incorporated herein by reference from Post-Effective Amendment No. 90 to Registrant’s Registration Statement on Form N-1A filed on September 27, 2013

(xiii)
Fourteenth Amendment to the Fund Accounting Servicing Agreement between the Trust and U.S. Bancorp Fund Services, LLC – incorporated herein by reference from Post-Effective Amendment No. 100 to Registrant’s Registration Statement on Form N-1A filed on November 19, 2013

(xiv)
Fifteenth Amendment to the Fund Accounting Servicing Agreement between the Trust and U.S. Bancorp Fund Services, LLC – incorporated herein by reference from Post-Effective Amendment No. 101 to Registrant’s Registration Statement on Form N-1A filed on December 9, 2013

(xv)
Sixteenth Amendment to the Fund Accounting Servicing Agreement between the Trust and U.S. Bancorp Fund Services, LLC – incorporated herein by reference from Post-Effective Amendment No. 102 to Registrant’s Registration Statement on Form N-1A filed on December 10, 2013

14

(xvi)
Seventeenth Amendment to the Fund Accounting Servicing Agreement between the Trust and U.S. Bancorp Fund Services, LLC – incorporated herein by reference from Post-Effective Amendment No. 124 to Registrant’s Registration Statement on Form N-1A filed on March 28, 2014

(xvii)
Eighteenth Amendment to the Fund Accounting Servicing Agreement between the Trust and U.S. Bancorp Fund Services, LLC – incorporated herein by reference from Post-Effective Amendment No. 129 to Registrant’s Registration Statement on Form N-1A filed on April 9, 2014

(xviii)
Nineteenth Amendment to the Fund Accounting Servicing Agreement between the Trust and U.S. Bancorp Fund Services, LLC – incorporated herein by reference from Post-Effective Amendment No. 134 to Registrant’s Registration Statement on Form N-1A filed on April 23, 2014

(xix)
Twentieth Amendment to the Fund Accounting Servicing Agreement between the Trust and U.S. Bancorp Fund Services, LLC – incorporated herein by reference from Post-Effective Amendment No. 140 to Registrant’s Registration Statement on Form N-1A filed on August 25, 2014

(xx)
Twenty-first Amendment to the Fund Accounting Servicing Agreement between the Trust and U.S. Bancorp Fund Services, LLC – incorporated herein by reference from Post-Effective Amendment No. 153 to Registrant’s Registration Statement on Form N-1A filed on December 16, 2014

(xxi)
Twenty-second Amendment to the Fund Accounting Servicing Agreement between the Trust and U.S. Bancorp Fund Services, LLC – incorporated herein by reference from Post-Effective Amendment No. 156 to Registrant’s Registration Statement on Form N-1A filed on December 30, 2014

(xxii)
Twenty-third Amendment to the Fund Accounting Servicing Agreement between the Trust and U.S. Bancorp Fund Services, LLC – incorporated herein by reference from Post-Effective Amendment No. 179 to Registrant’s Registration Statement on Form N-1A filed on September 25, 2015

(xxiii)	Twenty-fourth Amendment to the Fund Accounting Servicing Agreement between the Trust and U.S. Bancorp Fund Services, LLC – to be filed
(xxiv)	Twenty-fifth Amendment to the Fund Accounting Servicing Agreement between the Trust and U.S. Bancorp Fund Services, LLC – to be filed
(xxv)	Twenty-sixth Amendment to the Fund Accounting Servicing Agreement between the Trust and U.S. Bancorp Fund Services, LLC – to be filed
(xxvi)	Twenty-seventh Amendment to the Fund Accounting Servicing Agreement between the Trust and U.S. Bancorp Fund Services, LLC – to be filed

15

	(xxvii)	Twenty-eighth Amendment to the Fund Accounting Servicing Agreement between the Trust and U.S. Bancorp Fund Services, LLC – to be filed
(3)		Transfer Agent Servicing Agreement between the Trust and U.S. Bancorp Fund Services, LLC – incorporated herein by reference to Registrant’s Registration Statement on Form N-1A filed on May 5, 2011
(i)
First Amendment to the Transfer Agent Servicing Agreement between the Trust and U.S. Bancorp Fund Services, LLC – incorporated herein by reference from Post-Effective Amendment No. 14 to Registrant’s Registration Statement on Form N-1A filed on December 16, 2011

(ii)
Third Amendment to the Transfer Agent Servicing Agreement between the Trust and U.S. Bancorp Fund Services, LLC – incorporated herein by reference from Post-Effective Amendment No. 31 to Registrant’s Registration Statement on Form N-1A filed on May 16, 2012

(iii)
Fourth Amendment to the Transfer Agent Servicing Agreement between the Trust and U.S. Bancorp Fund Services, LLC – incorporated herein by reference from Post-Effective Amendment No. 32 to Registrant’s Registration Statement on Form N-1A filed on May 29, 2012

(iv)
Fifth Amendment to the Transfer Agent Servicing Agreement between the Trust and U.S. Bancorp Fund Services, LLC – incorporated herein by reference from Post-Effective Amendment No. 39 to Registrant’s Registration Statement on Form N-1A filed on June 26, 2012

(v)
Sixth Amendment to the Transfer Agent Servicing Agreement between the Trust and U.S. Bancorp Fund Services, LLC – incorporated herein by reference from Post-Effective Amendment No. 48 to Registrant’s Registration Statement on Form N-1A filed on September 7, 2012

(vi)
Seventh Amendment to the Transfer Agent Servicing Agreement between the Trust and U.S. Bancorp Fund Services, LLC – incorporated herein by reference from Post-Effective Amendment No. 49 to Registrant’s Registration Statement on Form N-1A filed on September 10, 2012

(vii)
Eighth Amendment to the Transfer Agent Servicing Agreement between the Trust and U.S. Bancorp Fund Services, LLC – incorporated herein by reference from Post-Effective Amendment No. 50 to Registrant’s Registration Statement on Form N-1A filed on September 11, 2012

(viii)
Ninth Amendment to the Transfer Agent Servicing Agreement between the Trust and U.S. Bancorp Fund Services, LLC – incorporated herein by reference from Post-Effective Amendment No. 56 to Registrant’s Registration Statement on Form N-1A filed on September 28, 2012

(ix)
Tenth Amendment to the Transfer Agent Servicing Agreement between the Trust and U.S. Bancorp Fund Services, LLC –  incorporated herein by reference from Post-Effective Amendment No. 68 to Registrant’s Registration Statement on Form N-1A filed on March 1, 2013

16

(x)
Eleventh Amendment to the Transfer Agent Servicing Agreement between the Trust and U.S. Bancorp Fund Services, LLC – incorporated herein by reference from Post-Effective Amendment No. 80 to Registrant’s Registration Statement on Form N-1A filed on August 8, 2013

(xi)
Twelfth Amendment to the Transfer Agent Servicing Agreement between the Trust and U.S. Bancorp Fund Services, LLC – incorporated herein by reference from Post-Effective Amendment No. 82 to Registrant’s Registration Statement on Form N-1A filed on August 23, 2013

(xii)
Thirteenth Amendment to the Transfer Agent Servicing Agreement between the Trust and U.S. Bancorp Fund Services, LLC – incorporated herein by reference from Post-Effective Amendment No. 90 to Registrant’s Registration Statement on Form N-1A filed on September 27, 2013

(xiii)
Fourteenth Amendment to the Transfer Agent Servicing Agreement between the Trust and U.S. Bancorp Fund Services, LLC – incorporated herein by reference from Post-Effective Amendment No. 100 to Registrant’s Registration Statement on Form N-1A filed on November 19, 2013

(xiv)
Fifteenth Amendment to the Transfer Agent Servicing Agreement between the Trust and U.S. Bancorp Fund Services, LLC – incorporated herein by reference from Post-Effective Amendment No. 101 to Registrant’s Registration Statement on Form N-1A filed on December 9, 2013

(xv)
Sixteenth Amendment to the Transfer Agent Servicing Agreement between the Trust and U.S. Bancorp Fund Services, LLC – incorporated herein by reference from Post-Effective Amendment No. 102 to Registrant’s Registration Statement on Form N-1A filed on December 10, 2013

(xvi)
Seventeenth Amendment to the Transfer Agent Servicing Agreement between the Trust and U.S. Bancorp Fund Services, LLC – incorporated herein by reference from Post-Effective Amendment No. 124 to Registrant’s Registration Statement on Form N-1A filed on March 28, 2014

(xvii)
Eighteenth Amendment to the Transfer Agent Servicing Agreement between the Trust and U.S. Bancorp Fund Services, LLC – incorporated herein by reference from Post-Effective Amendment No. 129 to Registrant’s Registration Statement on Form N-1A filed on April 9, 2014

(xviii)
Nineteenth Amendment to the Transfer Agent Servicing Agreement between the Trust and U.S. Bancorp Fund Services, LLC – incorporated herein by reference from Post-Effective Amendment No. 134 to Registrant’s Registration Statement on Form N-1A filed on April 23, 2014

17

(xix)
Twentieth Amendment to the Transfer Agent Servicing Agreement between the Trust and U.S. Bancorp Fund Services, LLC – incorporated herein by reference from Post-Effective Amendment No. 140 to Registrant’s Registration Statement on Form N-1A filed on August 25, 2014

(xx)
Twenty-first Amendment to the Transfer Agent Servicing Agreement between the Trust and U.S. Bancorp Fund Services, LLC – incorporated herein by reference from Post-Effective Amendment No. 153 to Registrant’s Registration Statement on Form N-1A filed on December 16, 2014

(xxi)
Twenty-second Amendment to the Transfer Agent Servicing Agreement between the Trust and U.S. Bancorp Fund Services, LLC – incorporated herein by reference from Post-Effective Amendment No. 156 to Registrant’s Registration Statement on Form N-1A filed on December 30, 2014

(xxii)
Twenty-third Amendment to the Transfer Agent Servicing Agreement between the Trust and U.S. Bancorp Fund Services, LLC – incorporated herein by reference from Post-Effective Amendment No. 179 to Registrant’s Registration Statement on Form N-1A filed on September 25, 2015

	(xxiii)	Twenty-fourth Amendment to the Transfer Agent Servicing Agreement between the Trust and U.S. Bancorp Fund Services, LLC – to be filed
	(xxiv)	Twenty-fifth Amendment to the Transfer Agent Servicing Agreement between the Trust and U.S. Bancorp Fund Services, LLC – to be filed
	(xxv)	Twenty-sixth Amendment to the Transfer Agent Servicing Agreement between the Trust and U.S. Bancorp Fund Services, LLC – to be filed
	(xxvi)	Twenty-seventh Amendment to the Transfer Agent Servicing Agreement between the Trust and U.S. Bancorp Fund Services, LLC – to be filed
	(xxvii)	Twenty-eighth Amendment to the Transfer Agent Servicing Agreement between the Trust and U.S. Bancorp Fund Services, LLC – to be filed
(4)
Operating Expenses Limitation Agreement between the Trust, on behalf of the Nuance Concentrated Value Fund, the Nuance Mid Cap Value Fund and Nuance Concentrated Value Long-Short Fund, and Nuance Investments, LLC – to be filed

(5)
Operating Expenses Limitation Agreement between the Trust, on behalf of the Tortoise MLP & Pipeline Fund, the Tortoise North American Energy Independence Fund, Tortoise Select Opportunity Fund and Tortoise VIP MLP & Pipeline Portfolio, and Tortoise Capital Advisors, L.L.C. – incorporated herein by reference from Post-Effective Amendment No. 168 to Registrant’s Registration Statement on Form N-1A filed on March 30, 2015

18

(6)
Operating Expenses Limitation Agreement between the Trust, on behalf of the Cove Street Capital Small Cap Value Fund (formerly, CSC Small Cap Value Fund), and Cove Street Capital Advisors – incorporated herein by reference from Post-Effective Amendment No. 160 to Registrant’s Registration Statement on Form N-1A filed on January 27, 2015

(7)
Operating Expenses Limitation Agreement between the Trust, on behalf of the AC ONE China Fund, and AC ONE Asset Management, LLC – incorporated herein by reference from Post-Effective Amendment No. 172 to Registrant’s Registration Statement on Form N-1A filed on July 23, 2015

(8)
Operating Expenses Limitation Agreement between the Trust, on behalf of the Reinhart Mid Cap Private Market Value Fund, and Reinhart Partners, Inc. – incorporated herein by reference from Post-Effective Amendment No. 172 to Registrant’s Registration Statement on Form N-1A filed on July 23, 2015

(9)
Operating Expenses Limitation Agreement between the Trust, on behalf of the LK Balanced Fund, and Lawson Kroeker Investment Management, Inc. – incorporated herein by reference from Post-Effective Amendment No. 172 to Registrant’s Registration Statement on Form N-1A filed on July 23, 2015

(10)
Operating Expenses Limitation Agreement between the Trust, on behalf of the Bushido Capital Long/Short Fund and Bushido Capital Partners LLC – incorporated herein by reference from Post-Effective Amendment No. 159 to Registrant’s Registration Statement on Form N-1A filed on January 26, 2015

(11)
Operating Expenses Limitation Agreement between the Trust, on behalf of the Advantus Strategic Dividend Income Fund, the Advantus Short Duration Bond Fund, Advantus Dynamic Managed Volatility Fund, Advantus Managed Volatility Equity Fund and Advantus Capital Management, Inc. – incorporated herein by reference from Post-Effective Amendment No. 179 to Registrant’s Registration Statement on Form N-1A filed on September 25, 2015

(12)
Operating Expenses Limitation Agreement between the Trust, on behalf of the ATAC Inflation Rotation Fund and the ATAC Beta Rotation Fund, and Pension Partners, LLC – incorporated herein by reference from Post-Effective Amendment No. 172 to Registrant’s Registration Statement on Form N-1A filed on July 23, 2015

(13)
Operating Expenses Limitation Agreement between the Trust, on behalf of the Great Lakes Bond Fund, Great Lakes Large Cap Value Fund, Great Lakes Disciplined Equity Fund, Great Lakes Small Cap Opportunity Fund, and Great Lakes International Small Cap Fund and Great Lakes Advisors, LLC – to be filed

19

	(14)
Operating Expenses Limitation Agreement between the Trust, on behalf of the Coho Relative Value Equity Fund and Coho Partners, Ltd. – incorporated herein by reference from Post-Effective Amendment No. 190 to Registrant’s Registration Statement on Form N-1A filed on November 25, 2015

	(15)
Operating Expenses Limitation Agreement between the Trust, on behalf of Smith Group Large Cap Core Growth Fund and Smith Group Small Cap Focused Growth, and Smith Asset Management Group, LP – incorporated herein by reference from Post-Effective Amendment No. 172 to Registrant’s Registration Statement on Form N-1A filed on July 23, 2015

	(16)
Operating Expenses Limitation Agreement between the Trust, on behalf of Consilium Emerging Market Small Cap Fund, and Montage Investments, LLC, and Consilium Investment Management LLC – incorporated herein by reference from Post-Effective Amendment No. 167 to Registrant’s Registration Statement on Form N-1A filed on March 26, 2015

	(17)	Operating Expenses Limitation Agreement between the Trust, on behalf of Port Street Quality Growth Fund, Port Street Institutional Opportunities Fund, and Port Street Investments LLC – to be filed
	(18)
Operating Expenses Limitation Agreement between the Trust, on behalf of Muhlenkamp Fund, and Muhlenkamp & Company, Inc. – incorporated herein by reference from Post-Effective Amendment No. 140 to Registrant’s Registration Statement on Form N-1A filed on August 25, 2014

	(19)
Operating Expenses Limitation Agreement between the Trust, on behalf of TorrayResolute Small/Mid Cap Growth Fund, and TorrayResolute LLC – incorporated herein by reference from Post-Effective Amendment No. 156 to Registrant’s Registration Statement on Form N-1A filed on December 30, 2014

	(20)	Operating Expenses Limitation Agreement between the Trust, on behalf of Infusive Happy Consumer Choices Fund, and Ruby Capital Partners LLP – to be filed
	(21)
Operating Expenses Limitation Agreement between the Trust, on behalf of Jackson Square Partners All Cap Growth Fund, Jackson Square Partners Focus Global Growth Fund, Jackson Square Partners Select 20 Fund, Jackson Square Partners SMID Cap Growth Fund, Jackson Square Partners U.S. Growth Fund, and Jackson Square Partners, LLC – to be filed

(i)	(1)
Opinion and Consent of Counsel by Richards, Layton & Finger, P.A. for the Nuance Concentrated Value Fund and the Tortoise MLP & Pipeline Fund – incorporated herein by reference to Registrant’s Registration Statement on Form N-1A filed on May 5, 2011

20

(2)
Opinion and Consent of Counsel by Richards, Layton & Finger, P.A. for the Cove Street Capital Small Cap Value Fund (formerly, CSC Small Cap Value Fund) – incorporated herein by reference to Registrant’s Registration Statement on Form N-14, filed with the SEC on October 25, 2011

(3)
Opinion and Consent of Counsel by Richards, Layton & Finger, P.A. for the AC ONE China Fund – incorporated herein by reference from Post-Effective Amendment No. 31 to Registrant’s Registration Statement on Form N-1A filed on May 16, 2012

(4)
Opinion and Consent of Counsel by Richards, Layton & Finger, P.A. for the Reinhart Mid Cap Private Market Value Fund – incorporated herein by reference from Post-Effective Amendment No. 32 to Registrant’s Registration Statement on Form N-1A filed on May 29, 2012

(5)
Opinion and Consent of Counsel by Richards, Layton & Finger, P.A. for the Lawson Kroeker Balanced Fund – incorporated herein by reference from Post-Effective Amendment No. 39 to Registrant’s Registration Statement on Form N-1A filed on June 26, 2012

(6)
Opinion and Consent of Counsel by Richards, Layton & Finger, P.A. for the Bushido Capital Long/Short Fund – incorporated herein by reference from Post-Effective Amendment No. 48 to Registrant’s Registration Statement on Form N-1A filed on September 7, 2012

(7)
Opinion and Consent of Counsel by Richards, Layton & Finger, P.A. for the Advantus Strategic Dividend Income Fund – incorporated herein by reference from Post-Effective Amendment No. 50 to Registrant’s Registration Statement on Form N-1A filed on September 11, 2012

(8)
Opinion and Consent of Counsel by Richards, Layton & Finger, P.A. for the ATAC Inflation Rotation Fund – incorporated herein by reference from Post-Effective Amendment No. 49 to Registrant’s Registration Statement on Form N-1A filed on September 10, 2012

(9)
Opinion and Consent of Counsel by Richards, Layton & Finger, P.A. for the Great Lakes Bond Fund, Great Lakes Large Cap Value Fund, Great Lakes Disciplined Equity Fund, and Great Lakes Small Cap Opportunity Fund – incorporated herein by reference from Post-Effective Amendment No. 61 to Registrant’s Registration Statement on Form N-1A filed on October 9, 2012

(10)
Opinion and Consent of Counsel by Bernstein, Shur, Sawyer & Nelson, P.A. for the Tortoise North American Energy Independence Fund –  incorporated herein by reference from Post-Effective Amendment No. 68 to Registrant’s Registration Statement on Form N-1A filed on March 1, 2013

(11)
Opinion and Consent of Counsel by Bernstein, Shur, Sawyer & Nelson, P.A. for the Coho Relative Value Equity Fund – incorporated herein by reference from Post-Effective Amendment No. 80 to Registrant’s Registration Statement on Form N-1A filed on August 8, 2013

21

(12)
Opinion and Consent of Counsel by Bernstein, Shur, Sawyer & Nelson, P.A. for the Tortoise Select Opportunity Fund – incorporated herein by reference from Post-Effective Amendment No. 91 to Registrant’s Registration Statement on Form N-1A filed on September 30, 2013

(13)
Opinion and Consent of Counsel by Bernstein, Shur, Sawyer & Nelson, P.A. for Smith Group Large Cap Core Growth Fund – incorporated herein by reference from the Registrant’s Registration Statement filed on Form N-14 filed on October 1, 2013.

(14)
Opinion and Consent of Counsel by Bernstein, Shur, Sawyer & Nelson, P.A. for Smith Group Small Cap Focused Growth Fund – incorporated herein by reference from Post-Effective Amendment No. 100 to Registrant’s Registration Statement on Form N-1A filed on November 19, 2013

(15)
Opinion and Consent of Counsel by Bernstein, Shur, Sawyer & Nelson, P.A. for the Nuance Mid Cap Value Fund – incorporated herein by reference from Post-Effective Amendment No. 101 to Registrant’s Registration Statement on Form N-1A filed on December 9, 2013

(16)
Opinion and Consent of Counsel by Bernstein, Shur, Sawyer & Nelson, P.A. for the Consilium Emerging Market Small Cap Fund – incorporated herein by reference from Post-Effective Amendment No. 102 to Registrant’s Registration Statement on Form N-1A filed on December 10, 2013

(17)
Opinion and Consent of Counsel by Bernstein, Shur, Sawyer & Nelson, P.A. for the Port Street Quality Growth Fund – incorporated herein by reference from Post-Effective Amendment No. 124 to Registrant’s Registration Statement on Form N-1A filed on March 28, 2014

(18)
Opinion and Consent of Counsel by Bernstein, Shur, Sawyer & Nelson, P.A. for the ATAC Beta Rotation Fund – incorporated herein by reference from Post-Effective Amendment No. 129 to Registrant’s Registration Statement on Form N-1A filed on April 9, 2014

(19)
Opinion and Consent of Counsel by Bernstein, Shur, Sawyer & Nelson, P.A. for the Tortoise VIP MLP & Pipeline Portfolio – incorporated herein by reference from Post-Effective Amendment No. 134 to Registrant’s Registration Statement on Form N-1A filed on April 23, 2014

(20)
Opinion and Consent of Counsel by Bernstein, Shur, Sawyer & Nelson, P.A. for the Muhlenkamp Fund – incorporated herein by reference from Post-Effective Amendment No. 140 to Registrant’s Registration Statement on Form N-1A filed on August 25, 2014

(21)
Opinion and Consent of Counsel by Bernstein, Shur, Sawyer & Nelson, P.A. for the Advantus Short Duration Bond Fund – incorporated herein by reference from Post-Effective Amendment No. 153 to Registrant’s Registration Statement on Form N-1A filed on December 16, 2014

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(22)
Opinion and Consent of Counsel by Bernstein, Shur, Sawyer & Nelson, P.A. for the TorrayResolute Small/Mid Cap Growth Fund – incorporated herein by reference from Post-Effective Amendment No. 156 to Registrant’s Registration Statement on Form N-1A filed on December 30, 2014

(23)
Opinion and Consent of Counsel by Bernstein, Shur, Sawyer & Nelson, P.A. for the Advantus Dynamic Managed Volatility Fund and the Advantus Managed Volatility Equity Fund – incorporated herein by reference from Post-Effective Amendment No. 179 to Registrant’s Registration Statement on Form N-1A filed on September 25, 2015

	(24)	Opinion and Consent of Counsel by Bernstein, Shur, Sawyer & Nelson, P.A. for the Great Lakes International Small Cap Fund – to be filed
	(25)	Opinion and Consent of Counsel by Bernstein, Shur, Sawyer & Nelson, P.A. for the Nuance Concentrated Value Long-Short Fund – to be filed
	(26)	Opinion and Consent of Counsel by Bernstein, Shur, Sawyer & Nelson, P.A. for the Port Street Institutional Opportunities Fund – to be filed
	(27)	Opinion and Consent of Counsel by Bernstein, Shur, Sawyer & Nelson, P.A. for the Infusive Happy Consumer Choices Fund – to be filed
(28)
Opinion and Consent of Counsel by Bernstein, Shur, Sawyer & Nelson, P.A. for the Jackson Square Partners All Cap Growth Fund, Jackson Square Partners Focus Global Growth Fund, Jackson Square Partners Select 20 Fund, Jackson Square Partners SMID Cap Growth Fund, and Jackson Square Partners U.S. Growth Fund – to be filed

(j)	(1)
Consent of Independent Registered Public Accounting Firm by KPMG LLP for the Cove Street Capital Small Cap Value Fund (formerly, CSC Small Cap Value Fund) – incorporated herein by reference from Post-Effective Amendment No. 14 to Registrant’s Registration Statement on Form N-1A filed on December 16, 2011

(2)
Consent of Independent Registered Public Accounting Firm by Ernst & Young, LLP. for the Tortoise MLP & Pipeline Fund, the Tortoise North American Fund and the Tortoise Select Opportunity Fund – incorporated herein by reference from Post-Effective Amendment No. 168 to Registrant’s Registration Statement on Form N-1A filed on March 30, 2015

(3)
Consent of Independent Registered Public Accounting Firm by Cohen Fund Audit Services, Ltd. for the Nuance Concentrated Value Fund and Nuance Mid Cap Value Fund – incorporated herein by reference from Post-Effective Amendment No. 176 to Registrant’s Registration Statement on Form N-1A filed on August 25, 2015

(4)
Consent of Independent Registered Public Accounting Firm by Cohen Fund Audit Services, Ltd. for the Cove Street Capital Small Cap Value Fund (formerly, CSC Small Cap Value Fund) – incorporated herein by reference from Post-Effective Amendment No. 160 to Registrant’s Registration Statement on Form N-1A filed on January 27, 2015

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(5)
Consent of Independent Registered Public Accounting Firm by Ernst & Young, LLP. for the Great Lakes Bond Fund, the Great Lakes Large Cap Value Fund, the Great Lakes Disciplined Equity Fund, and the Great Lakes Small Cap Opportunity Fund – incorporated herein by reference from Post-Effective Amendment No. 172 to Registrant’s Registration Statement on Form N-1A filed on July 23, 2015

(6)
Consent of Independent Registered Public Accounting Firm by Cohen Fund Audit Services, Ltd. for the Reinhart Midcap Private Market Value Fund – incorporated herein by reference from Post-Effective Amendment No. 178 to Registrant’s Registration Statement on Form N-1A filed on September 23, 2015

(7)
Consent of Independent Registered Public Accounting Firm by Cohen Fund Audit Services, Ltd. for the LK Balanced Fund – incorporated herein by reference from Post-Effective Amendment No. 187 to Registrant’s Registration Statement on Form N-1A filed on October 23, 2015

(8)
Consent of Independent Registered Public Accounting Firm by Cohen Fund Audit Services, Ltd. for the AC ONE China Fund – incorporated herein by reference from Post-Effective Amendment No. 186 to Registrant’s Registration Statement on Form N-1A filed on October 22, 2015

(9)
Consent of Independent Registered Public Accounting Firm by Cohen Fund Audit Services, Ltd.  for the Advantus Strategic Dividend Income Fund, Advantus Short Duration Bond Fund, Advantus Dynamic Managed Volatility Fund, and Advantus Managed Volatility Equity Fund –  incorporated herein by reference from Post-Effective Amendment No. 179 to Registrant’s Registration Statement on Form N-1A filed on September 25, 2015

(10)
Consent of Independent Registered Public Accounting Firm by Cohen Fund Audit Services, Ltd. for the ATAC Inflation Rotation Fund and ATAC Beta Rotation Fund – incorporated herein by reference from Post-Effective Amendment No. 155 to Registrant’s Registration Statement on Form N-1A filed on December 22, 2014

(11)
Consent of Independent Registered Public Accounting Firm by Cohen Fund Audit Services, Ltd. for the Bushido Capital Long/Short Fund – incorporated herein by reference from Post-Effective Amendment No. 159 to Registrant’s Registration Statement on Form N-1A filed on January 26, 2015

(12)
Consent of Independent Registered Public Accounting Firm by Cohen Fund Audit Services, Ltd. for the Coho Relative Value Equity Fund – incorporated herein by reference from Post-Effective Amendment No. 190 to Registrant’s Registration Statement on Form N-1A filed on November 25, 2015

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(13)
Consent of Independent Registered Public Accounting Firm by Cohen Fund Audit Services, Ltd. for the Smith Group Large Cap Core Growth Fund and the Smith Group Small Cap Focused Growth Fund – incorporated herein by reference from Post-Effective Amendment No. 161 to Registrant’s Registration Statement on Form N-1A filed on January 28, 2015

(14)
Consent of Independent Registered Public Accounting Firm by Cohen Fund Audit Services, Ltd. for the Muhlenkamp Fund – incorporated herein by reference from Post-Effective Amendment No. 165 to Registrant’s Registration Statement on Form N-1A filed on February 25, 2015

(15)
Consent of Independent Registered Public Accounting Firm by Cohen Fund Audit Services, Ltd. for the Consilium Emerging Market Small Cap Fund – incorporated herein by reference from Post-Effective Amendment No. 167 to Registrant’s Registration Statement on Form N-1A filed on March 26, 2015

(16)
Consent of Independent Registered Public Accounting Firm by Ernst & Young, LLP. for the Tortoise VIP MLP & Pipeline Portfolio – incorporated herein by reference from Post-Effective Amendment No. 168 to Registrant’s Registration Statement on Form N-1A filed on March 30, 2015

(17)
Consent of Independent Registered Public Accounting Firm by Cohen Fund Audit Services, Ltd. for the Port Street Quality Growth Fund – incorporated herein by reference from Post-Effective Amendment No. 173 to Registrant’s Registration Statement on Form N-1A filed on July 23, 2015

(18)
Power of Attorneys for Roel C. Campos, Robert J. Kern, David A. Massart, Leonard M. Rush and David M. Swanson dated April 6, 2011 – incorporated herein by reference to Registrant’s Registration Statement on Form N-1A filed on May 5, 2011

(k)		Omitted Financial Statements – not applicable
(l)		Seed Capital Agreements – incorporated herein by reference to Registrant’s Registration Statement on Form N-1A filed on May 5, 2011
(m)		Amended and Restated Rule 12b-1 Plan – incorporated herein by reference from Post-Effective Amendment No. 179 to Registrant’s Registration Statement on Form N-1A filed on September 25, 2015
(n)		Amended and Restated Rule 18f-3 Plan – incorporated herein by reference from Post-Effective Amendment No. 156 to Registrant’s Registration Statement on Form N-1A filed on December 30, 2014
(o)		Reserved
(p)	(1)	Code of Ethics for the Trust – incorporated herein by reference from Post-Effective Amendment No. 190 to Registrant’s Registration Statement on Form N-1A filed on November 25, 2015

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(2)	Code of Ethics for Nuance Investments, LLC – incorporated herein by reference to Registrant’s Registration Statement on Form N-1A filed on May 5, 2011
(3)	Code of Ethics for Tortoise Capital Advisors, L.L.C. – incorporated herein by reference to Registrant’s Registration Statement on Form N-1A filed on May 5, 2011
(4)	Code of Ethics for Cove Street Capital, LLC – incorporated herein by reference from Post-Effective Amendment No. 78 to Registrant’s Registration Statement on Form N-1A filed on July 29, 2013
(5)	Code of Ethics for AC ONE Asset Management, LLC – incorporated herein by reference from Post-Effective Amendment No. 31 to Registrant’s Registration Statement on Form N-1A filed on May 16, 2012
(6)	Code of Ethics for Reinhart Partners, Inc. – incorporated herein by reference from Post-Effective Amendment No. 78 to Registrant’s Registration Statement on Form N-1A filed on July 29, 2013
(7)
Code of Ethics for Lawson Kroeker Investment Management, Inc. – incorporated herein by reference from Post-Effective Amendment No. 78 to Registrant’s Registration Statement on Form N-1A filed on July 29, 2013

(8)	Code of Ethics for Bushido Capital Partners LLC – incorporated herein by reference from Post-Effective Amendment No. 112 to Registrant’s Registration Statement on Form N-1A filed on January 17, 2014
(9)
Code of Ethics for Advantus Capital Management, Inc. – incorporated herein by reference from Post-Effective Amendment No. 50 to Registrant’s Registration Statement on Form N-1A filed on September 11, 2012

(10)	Code of Ethics for Pension Partners, LLC – incorporated herein by reference from Post-Effective Amendment No. 49 to Registrant’s Registration Statement on Form N-1A filed on September 10, 2012
(11)
Code of Ethics for Great Lakes Advisors, LLC and Advanced Investment Partners LLC – incorporated herein by reference from Post-Effective Amendment No. 61 to Registrant’s Registration Statement on Form N-1A filed on October 9, 2012

(12)	Code of Ethics for Coho Partners, Ltd. – incorporated herein by reference from Post-Effective Amendment No. 190 to Registrant’s Registration Statement on Form N-1A filed on November 25, 2015
(13)
Code of Ethics for Smith Asset Management Group, LP – incorporated herein by reference from Post-Effective Amendment No. 100 to Registrant’s Registration Statement on Form N-1A filed on November 19, 2013

(14)	Code of Ethics for Montage Investments, LLC – incorporated herein by reference from Post-Effective Amendment No. 102 to Registrant’s Registration Statement on Form N-1A filed on December 10, 2013

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(15)
Code of Ethics for Consilium Investment Management LLC – incorporated herein by reference from Post-Effective Amendment No. 102 to Registrant’s Registration Statement on Form N-1A filed on December 10, 2013

(16)	Code of Ethics for Port Street Investments LLC – incorporated herein by reference from Post-Effective Amendment No. 124 to Registrant’s Registration Statement on Form N-1A filed on March 28, 2014
(17)
Code of Ethics for Saratoga Research & Investment Management – incorporated herein by reference from Post-Effective Amendment No. 124 to Registrant’s Registration Statement on Form N-1A filed on March 28, 2014

(18)	Code of Ethics for Muhlenkamp & Company, Inc. – incorporated herein by reference from Post-Effective Amendment No. 140 to Registrant’s Registration Statement on Form N-1A filed on August 25, 2014
(19)	Code of Ethics for TorrayResolute, LLC – incorporated herein by reference from Post-Effective Amendment No. 156 to Registrant’s Registration Statement on Form N-1A filed on December 30, 2014
(20)	Code of Ethics for Ruby Capital Partners LLP – to be filed
(21)	Code of Ethics for Jackson Square Partners, LLC – to be filed
(22)
Code of Ethics for the Distributor, Quasar Distributors, LLC – incorporated herein by reference from Post-Effective Amendment No. 122 to Registrant’s Registration Statement on Form N-1A filed on March 19, 2014

Item 29.  Persons Controlled by or Under Common Control with Registrant

No person is directly or indirectly controlled by or under common control with the Registrant.

Item 30.  Indemnification

        Reference is made to Article VII of the Registrant’s Amended and Restated Agreement and Declaration of Trust.  With respect to the Registrant, the general effect of these provisions is to indemnify any person (Trustee, officer, employee or agent, among others) who was or is a party to any proceeding by reason of their actions performed in their official or duly authorized capacity on behalf of the Trust.

        Pursuant to Rule 484 under the Securities Act of 1933, as amended, (the “1933 Act”) the Registrant furnishes the following undertaking:  “Insofar as indemnification for liability arising under the 1933 Act may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that, in the opinion of the U.S. Securities and Exchange Commission, such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable.  In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.”

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Item 31.  Business and Other Connections of Investment Advisers

        With respect to the Advisers, the response to this Item will be incorporated by reference to the Advisers’ Uniform Applications for Investment Adviser Registration (“Form ADV”) on file with the SEC.  Each Adviser’s Form ADV may be obtained, free of charge, at the SEC’s website at www.adviserinfo.sec.gov.

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Item 32.  Principal Underwriter.

(a)	Quasar Distributors, LLC, the Registrant’s principal underwriter, acts as principal underwriter for the following investment companies:

Academy Funds Trust	Jacob Funds, Inc.
Advisors Series Trust	Jensen Portfolio, Inc.
Aegis Funds	Kirr Marbach Partners Funds, Inc.
Allied Asset Advisors Funds	LKCM Funds
Alpha Architect ETF Trust	LoCorr Investment Trust
Alpine Equity Trust	Lord Asset Management Trust
Alpine Income Trust	MainGate Trust
Alpine Series Trust	Managed Portfolio Series
Angel Oak Funds Trust	Matrix Advisors Value Fund, Inc.
Appleton Funds	Merger Fund
Barrett Opportunity Fund, Inc.	Monetta Trust
Bridge Builder Trust	Nicholas Family of Funds, Inc.
Bridges Investment Fund, Inc.	Oaktree Funds
Brookfield Investment Funds	Permanent Portfolio Family of Funds, Inc.
Brown Advisory Funds	Perritt Funds, Inc.
Buffalo Funds	PRIMECAP Odyssey Funds
CG Funds Trust	Professionally Managed Portfolios
Compass EMP Funds Trust	Prospector Funds, Inc.
DoubleLine Funds Trust	Provident Mutual Funds, Inc.
ETF Series Solutions	Purisima Funds
Evermore Funds Trust	Rainier Investment Management Mutual Funds
FactorShares Trust	RBC Funds Trust
First American Funds, Inc.	Stone Ridge Trust
FundX Investment Trust	Stone Ridge Trust II
Glenmede Fund, Inc.	Stone Ridge Trust III
Glenmede Portfolios	Thompson IM Funds, Inc.
Greenspring Fund, Inc.	Trust for Professional Managers
Guinness Atkinson Funds	Trust for Advised Portfolios
Harding Loevner Funds, Inc.	USA Mutuals
Hennessy Funds Trust	Wall Street Fund, Inc.
Hotchkis & Wiley Funds	Westchester Capital Funds
Intrepid Capital Management Funds Trust	Wisconsin Capital Funds, Inc.
IronBridge Funds, Inc.	YCG Funds

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        (b)   To the best of Registrant’s knowledge, the directors and executive officers of Quasar Distributors, LLC are as follows:

Name and Principal Business Address	Position and Offices with Quasar Distributors, LLC	Positions and Offices with Registrant
James R. Schoenike(1)	President, Board Member	None
Andrew M. Strnad(2)	Vice President, Secretary	None
Joe D. Redwine(1)	Board Member	None
Robert Kern(1)	Board Member	Chairman and Trustee
Susan LaFond(1)	Vice President, Treasurer	None
Joseph Bree(1)	Chief Financial Officer	None
Teresa Cowan(1)	Senior Vice President, Assistant Secretary	None
John Kinsella(3)	Assistant Treasurer	None
Brett Scribner(3)	Assistant Treasurer	None

(1)This individual is located at 615 East Michigan Street, Milwaukee, Wisconsin, 53202.
(2)This individual is located at 6602 East 75th Street, Indianapolis, Indiana, 46250.
(3)This individual is located at 800 Nicollet Mall, Minneapolis, Minnesota, 55402.

(c)            Not applicable.

Item 33.  Location of Accounts and Records

The books and records required to be maintained by Section 31(a) of the Investment Company Act of 1940 are maintained at the following locations:

Records Maintained By:	Are located at:
Registrant’s Fund Administrator, Fund Accountant and Transfer Agent	U.S. Bancorp Fund Services, LLC 615 East Michigan Street, 3rd Floor Milwaukee, Wisconsin 53202
Registrant’s Custodian	U.S. Bank National Association 1555 N. Rivercenter Drive, Suite 302 Milwaukee, Wisconsin 53212
Registrant’s Distributor	Quasar Distributors, LLC 615 East Michigan Street Milwaukee, Wisconsin 53202

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Records Maintained By:	Are located at:
Registrant’s Investment Advisers	AC ONE Asset Management, LLC 444 South Flower Street Los Angeles, California 90071
Advantus Capital Management, Inc. 400 Robert Street North St. Paul, Minnesota 55101
Bushido Capital Partners LLC 21 DuPont Circle NW, Suite 500 Washington, D.C. 20036
Coho Partners, Ltd. 300 Berwyn Park 801 Cassatt Road, Suite 100 Berwyn, Pennsylvania 19312
Cove Street Capital, LLC 2321 Rosecrans Avenue El Segundo, California 90245
Great Lakes Advisors, LLC 222 South Riverside Plaza Chicago, Illinois 60606
Jackson Square Partners, LLC 101 California Street, Suite 3750 San Francisco, California 94111
Lawson Kroeker Investment Management, Inc. 450 Regency Parkway, Suite 410 Omaha, Nebraska 68114
Montage Investments, LLC 11300 Tomahawk Creek Parkway, Suite 200 Leawood, Kansas 66211
Muhlenkamp & Company, Inc. 5000 Stonewood Drive, Suite 300 Wexford, Pennsylvania 15090-8395
Nuance Investments, LLC One Ward Parkway, Suite 126 Kansas City, Missouri 64112
Pension Partners, LLC 430 West 14th Street, Suite 505 New York, New York 10014
Port Street Investments LLC 24 Corporate Plaza Drive, Suite 150 Newport Beach, California 92660
Reinhart Partners, Inc. 1500 West Market Street, Suite 100 Mequon, Wisconsin 53092

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Records Maintained By:	Are located at:
Smith Asset Management Group, LP 100 Crescent Court, Suite 1150 Dallas, Texas 75201
TorrayResolute LLC 11300 Tomahawk Creek Parkway, Suite 200 Leawood, Kansas 66211
Tortoise Capital Advisors, L.L.C. 11550 Ash Street, Suite 300 Leawood, Kansas 66211
Ruby Capital Partners LLP 15-16 Seymour Mews London W1H 6BG, United Kingdom
Registrant’s Investment Sub-Advisers	Consilium Investment Management LLC 3101 N. Federal Hwy, Suite 502 Fort Lauderdale, Florida 33306
Saratoga Research & Investment Management 14471 Big Basin Way, Suite E Saratoga, California 95070
Aristotle Capital Management, LLC 11100 Santa Monica Blvd. Los Angeles, California 90025
AMI Asset Management Corp, 10866 Wilshire Blvd. Los Angeles, California 90024
Vaughan Nelson Investment Management, L.P. 600 Travis Street Houston, Texas 77002
Segall Bryant & Hamill, LLC, 540 West Madison Street Chicago, Illinois 60661

Item 34.  Management Services

Not applicable.

Item 35.  Undertakings

Not applicable.

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SIGNATURES

        Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it has duly caused this Registration Statement on Form N-1A to be signed below on its behalf by the undersigned, duly authorized, in the City of Milwaukee and State of Wisconsin, on December 7, 2015.

Managed Portfolio Series By: /s/ James R. Arnold James R. Arnold President

Pursuant to the requirements of the Securities Act of 1933, as amended, this Registration Statement has been signed below by the following persons in the capacities and on the 7th day of December, 2015.

	Signature	Title

	Roel C. Campos*	Trustee
Roel C. Campos

	Robert J. Kern*	Trustee
Robert J. Kern

	David A. Massart*	Trustee
David A. Massart

	Leonard M. Rush*	Trustee
Leonard M. Rush

	David M. Swanson*	Trustee
David M. Swanson

	/s/ James R. Arnold	President and Principal Executive Officer
James R. Arnold

	/s/ Brian R. Wiedmeyer	Treasurer and Principal Financial Officer
Brian R. Wiedmeyer

*By:	/s/ James R. Arnold
James R. Arnold, Attorney-In-Fact pursuant to Power of Attorney

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